UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Core Equity Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 2.8%
Boeing Co.	2,330	$140,984
Honeywell International, Inc.	7,710	338,542
Lockheed Martin Corp.	2,570	186,685
Precision Castparts Corp.	1,680	261,173
Textron, Inc.	5,620	99,137
United Technologies Corp.	6,510	458,044

		$1,484,565

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	3,770	$322,373
PVH Corp.	2,570	149,677

		$472,050

Automotive - 0.8%
General Motors Co. (a)	16,280	$328,530
LKQ Corp. (a)	3,930	94,949

		$423,479

Biotechnology - 1.7%
Amgen, Inc.	9,180	$504,441
Anacor Pharmaceuticals, Inc. (a)	13,470	76,779
Gilead Sciences, Inc. (a)	8,860	343,768

		$924,988

Broadcasting - 1.4%
Viacom, Inc., “B”	7,800	$302,172
Walt Disney Co.	14,690	443,050

		$745,222

Brokerage & Asset Managers - 1.4%
Affiliated Managers Group, Inc. (a)	1,220	$95,221
Blackrock, Inc.	391	57,872
Charles Schwab Corp.	7,790	87,793
CME Group, Inc.	490	120,736
Cowen Group, Inc. “A” (a)	8,042	21,794
Franklin Resources, Inc.	1,550	148,242
FXCM, Inc. “A”	9,780	137,116
GFI Group, Inc.	19,930	80,119

		$748,893

Business Services - 1.7%
Accenture PLC, “A”	4,220	$222,310
Automatic Data Processing, Inc.	5,610	264,512
FleetCor Technologies, Inc. (a)	10,910	286,497
Jones Lang LaSalle, Inc.	3,010	155,948

		$929,267

Cable TV - 1.2%
Comcast Corp., “Special A”	17,460	$361,247
DIRECTV, “A” (a)	7,270	307,158

		$668,405

Chemicals - 0.4%
Celanese Corp.	6,750	$219,578

Computer Software - 4.2%
Autodesk, Inc. (a)	11,010	$305,858

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - continued
Check Point Software Technologies Ltd. (a)	6,520	$343,995
Oracle Corp.	29,510	848,117
Red Hat, Inc. (a)	8,430	356,252
Symantec Corp. (a)	10,280	167,564
VeriSign, Inc.	7,730	221,155

		$2,242,941

Computer Software - Systems - 7.6%
Apple, Inc. (a)	6,120	$2,332,822
EMC Corp. (a)	30,480	639,775
International Business Machines Corp.	5,280	924,158
NICE Systems Ltd., ADR (a)	5,090	154,482

		$4,051,237

Construction - 0.5%
Lennar Corp., “A”	2,860	$38,724
Owens Corning (a)	6,130	132,898
Stanley Black & Decker, Inc.	1,430	70,213

		$241,835

Consumer Products - 1.0%
Colgate-Palmolive Co.	5,780	$512,570

Consumer Services - 0.8%
DeVry, Inc.	3,960	$146,362
HomeAway, Inc. (a)	2,880	96,826
Priceline.com, Inc. (a)	460	206,752

		$449,940

Containers - 0.6%
Silgan Holdings, Inc.	8,230	$302,370

Electrical Equipment - 2.7%
AMETEK, Inc.	3,900	$128,583
Danaher Corp.	26,140	1,096,312
Sensata Technologies Holding B.V. (a)	8,330	220,412

		$1,445,307

Electronics - 2.2%
Advanced Micro Devices, Inc. (a)	61,740	$313,639
ASML Holding N.V.	5,820	201,023
Hittite Microwave Corp. (a)	3,570	173,859
Linear Technology Corp.	3,950	109,218
Microchip Technology, Inc.	10,390	323,233
Teradyne, Inc. (a)	7,040	77,510

		$1,198,482

Energy - Independent - 3.2%
Apache Corp.	2,970	$238,313
Arch Coal, Inc.	3,210	46,802
Brigham Exploration Co. (a)	4,140	104,576
Cabot Oil & Gas Corp.	2,430	150,441
Canadian Natural Resources Ltd.	2,180	64,012
CONSOL Energy, Inc.	1,310	44,448
Energy XXI (Bermuda) Ltd. (a)	3,757	80,588
Marathon Oil Corp.	5,020	108,332

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - continued
Marathon Petroleum Corp.	2,525	$68,327
Newfield Exploration Co. (a)	2,420	96,050
Noble Energy, Inc.	2,950	208,860
Occidental Petroleum Corp.	6,000	429,000
Peabody Energy Corp.	1,490	50,481
Walter Energy, Inc.	640	38,406

		$1,728,636

Energy - Integrated - 5.4%
Chevron Corp.	10,250	$948,330
EQT Corp.	2,220	118,459
Exxon Mobil Corp. (s)	23,520	1,708,258
QEP Resources, Inc.	3,740	101,242

		$2,876,289

Engineering - Construction - 1.5%
Fluor Corp.	17,280	$804,384

Food & Beverages - 4.0%
Bunge Ltd.	3,580	$208,678
Coca-Cola Enterprises, Inc.	4,320	107,482
General Mills, Inc.	11,510	442,790
Kraft Foods, Inc., “A”	9,060	304,235
Mead Johnson Nutrition Co., “A”	6,240	429,499
PepsiCo, Inc. (s)	10,460	647,474

		$2,140,158

Food & Drug Stores - 1.0%
CVS Caremark Corp.	11,760	$394,901
Kroger Co.	6,180	135,713

		$530,614

Gaming & Lodging - 0.7%
Carnival Corp.	3,480	$105,444
Las Vegas Sands Corp. (a)	4,820	184,799
Marriott International, Inc., “A”	3,930	107,053

		$397,296

General Merchandise - 2.7%
Kohl’s Corp.	10,580	$519,478
Target Corp.	19,000	931,760

		$1,451,238

Health Maintenance Organizations - 1.0%
Aetna, Inc.	10,400	$378,040
WellPoint, Inc.	2,260	147,533

		$525,573

Insurance - 3.8%
ACE Ltd.	12,830	$777,498
Aflac, Inc.	1,220	42,639
Aon Corp.	9,070	380,759
Chubb Corp.	3,880	232,761
Hartford Financial Services Group, Inc.	6,450	104,103
MetLife, Inc.	8,010	224,360
Prudential Financial, Inc.	3,520	164,947
Willis Group Holdings PLC	3,060	105,172

		$2,032,239

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - 1.6%
Google, Inc., “A” (a)	1,310	$673,838
QuinStreet, Inc. (a)	19,870	205,655

		$879,493

Leisure & Toys - 0.1%
Hasbro, Inc.	1,610	$52,502

Machinery & Tools - 1.1%
Flowserve Corp.	2,520	$186,480
Joy Global, Inc.	3,750	233,925
WABCO Holdings, Inc. (a)	4,490	169,991

		$590,396

Major Banks - 3.6%
Bank of New York Mellon Corp.	13,588	$252,601
Goldman Sachs Group, Inc.	4,390	415,075
JPMorgan Chase & Co. (s)	33,020	994,562
PNC Financial Services Group, Inc.	4,060	195,651
SunTrust Banks, Inc.	5,240	94,058

		$1,951,947

Medical & Health Technology & Services - 1.3%
AmerisourceBergen Corp.	5,170	$192,686
Cross Country Healthcare, Inc. (a)	37,100	155,078
Henry Schein, Inc. (a)	1,370	84,954
Medco Health Solutions, Inc. (a)	4,830	226,479
Quest Diagnostics, Inc.	1,060	52,322

		$711,519

Medical Equipment - 3.0%
Becton, Dickinson & Co.	2,950	$216,294
Covidien PLC	7,450	328,545
Heartware International, Inc. (a)	1,890	121,735
Medtronic, Inc.	10,050	334,062
NxStage Medical, Inc. (a)	4,850	101,171
NxStage Medical, Inc. (a)	16,568	345,608
Thermo Fisher Scientific, Inc. (a)	3,250	164,580

		$1,611,995

Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	3,380	$172,955
Teck Resources Ltd., “B”	6,215	183,384

		$356,339

Natural Gas - Distribution - 0.5%
AGL Resources, Inc.	5,390	$219,589
ONEOK, Inc.	820	54,153

		$273,742

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	8,020	$207,638

Network & Telecom - 1.1%
Acme Packet, Inc. (a)	2,840	$120,956
F5 Networks, Inc. (a)	2,380	169,099
Finisar Corp. (a)	9,890	173,471
Fortinet, Inc. (a)	7,800	131,040

		$594,566

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Oil Services - 1.8%
Cameron International Corp. (a)	6,680	$277,487
Dresser-Rand Group, Inc. (a)	1,770	71,738
FMC Technologies, Inc. (a)	2,640	99,264
Halliburton Co.	3,130	95,528
Schlumberger Ltd.	7,180	428,861

		$972,878

Other Banks & Diversified Financials - 3.7%
American Express Co.	2,400	$107,760
BankUnited, Inc.	5,130	106,499
CapitalSource, Inc.	15,120	92,837
Citigroup, Inc.	14,894	381,584
Discover Financial Services	3,420	78,455
EuroDekania Ltd. (a)(z)	50,820	123,447
Fifth Third Bancorp	19,850	200,485
TCF Financial Corp.	8,250	75,570
Visa, Inc., “A”	5,750	492,890
Wintrust Financial Corp.	4,530	116,919
Zions Bancorporation	12,790	179,955

		$1,956,401

Pharmaceuticals - 5.1%
Abbott Laboratories	18,980	$970,637
Hospira, Inc. (a)	4,980	184,260
Johnson & Johnson	13,450	856,900
Pfizer, Inc.	23,569	416,700
Teva Pharmaceutical Industries Ltd., ADR	7,740	288,083

		$2,716,580

Pollution Control - 0.5%
Republic Services, Inc.	8,770	$246,086

Precious Metals & Minerals - 0.2%
Goldcorp, Inc.	2,340	$106,798

Printing & Publishing - 0.3%
Moody’s Corp.	6,110	$186,050

Railroad & Shipping - 0.8%
Kansas City Southern Co. (a)	8,140	$406,674

Real Estate - 2.5%
Mid-America Apartment Communities, Inc., REIT	7,780	$468,512
Public Storage, Inc., REIT	4,240	472,124
Tanger Factory Outlet Centers, Inc., REIT	15,940	414,599

		$1,355,235

Restaurants - 1.3%
McDonald’s Corp.	7,750	$680,605

Specialty Chemicals - 1.4%
Airgas, Inc.	10,790	$688,618
Ferro Corp. (a)	12,850	79,028

		$767,646

Specialty Stores - 2.7%
Amazon.com, Inc. (a)	2,490	$538,413

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Stores - continued
PetSmart, Inc.	7,880	$336,082
Tiffany & Co.	2,570	156,307
Tractor Supply Co.	3,180	198,909
Urban Outfitters, Inc. (a)	10,560	235,699

		$1,465,410

Telecommunications - Wireless - 0.3%
SBA Communications Corp. (a)	3,920	$135,162

Telephone Services - 2.8%
American Tower Corp., “A” (a)	5,370	$288,906
AT&T, Inc.	24,950	711,574
CenturyLink, Inc.	4,702	155,730
Verizon Communications, Inc.	9,080	334,144

		$1,490,354

Tobacco - 2.9%
Altria Group, Inc.	22,410	$600,812
Philip Morris International, Inc.	10,260	640,019
Reynolds American, Inc.	7,980	299,090

		$1,539,921

Trucking - 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	2,520	$83,891
Expeditors International of Washington, Inc.	9,110	369,411
Swift Transportation Co. (a)	25,560	164,606

		$617,908

Utilities - Electric Power - 2.5%
AES Corp. (a)	15,550	$151,768
American Electric Power Co., Inc.	8,130	309,103
Calpine Corp. (a)	11,150	156,992
CMS Energy Corp.	12,550	248,365
PG&E Corp.	4,830	204,357
Public Service Enterprise Group, Inc.	7,700	256,949

		$1,327,534

Total Common Stocks		$52,748,935

CONVERTIBLE PREFERRED STOCKS - 0.7%
Utilities - Electric Power - 0.7%
PPL Corp., 9.5%	3,660	$202,764
PPL Corp., 8.75%	3,270	177,855

Total Convertible Preferred Stocks		$380,619

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	508,800	$508,800

Total Investments		$53,638,354

Issuer/Expiration Date/ Strike Price	Number of Contracts
PUT OPTIONS WRITTEN - 0.0%
Computer Software - Systems - 0.0%
Broadsoft, Inc. - November 2011 @ $25	(10)	$(1,550)

3

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT - (0.3)%
Electronics - (0.2)%
Cree, Inc. (a)	(3,969)	$(103,115)

Issuer	Shares/Par	Value ($)
Machinery & Tools - (0.1)%
Manitowoc Co., Inc.	(7,850)	$(52,674)

Total Securities Sold Short		$(155,789)

OTHER ASSETS, LESS LIABILITIES - 0.1%		28,811

NET ASSETS - 100.0%		$53,509,826

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At September 30, 2011, the value of securities pledged amounted to $538,953.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	6/25/07	$737,167	$123,447
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

5

MFS Core Equity Series

Supplemental Information (Unaudited) 9/30/11 - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$51,563,159	$101,171	$—	$51,664,330
Israel	786,560	—	—	786,560
Canada	354,194	—	—	354,194
Netherlands	201,023	—	—	201,023
United Kingdom	—	—	123,447	123,447
Mutual Funds	508,800	—	—	508,800

Total Investments	$53,413,736	$101,171	$123,447	$53,638,354

Short Sales	$(155,789)	$—	$—	$(155,789)
Other Financial Instruments
Written Options	$(1,550)	$—	$—	$(1,550)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/10	$78,293
Change in unrealized appreciation (depreciation)	45,154
Balance as of 9/30/11	$123,447

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2011 is $45,154.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$57,656,314

Gross unrealized appreciation	$3,696,608
Gross unrealized depreciation	(7,714,568)

Net unrealized appreciation (depreciation)	$(4,017,960)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	104,440	12,527,828	(12,123,468)	508,800

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$526	$508,800

6

MFS® Growth Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Growth Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.4%
Aerospace - 3.9%
Goodrich Corp.	40,835	$4,927,962
Honeywell International, Inc.	121,260	5,324,527
Precision Castparts Corp.	54,975	8,546,414

		$18,798,903

Alcoholic Beverages - 1.1%
Diageo PLC	273,123	$5,196,375

Apparel Manufacturers - 1.2%
LVMH Moet Hennessy Louis Vuitton S.A.	14,506	$1,923,594
NIKE, Inc., “B”	29,656	2,535,885
PVH Corp.	18,450	1,074,528

		$5,534,007

Automotive - 0.7%
Johnson Controls, Inc.	124,430	$3,281,219

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	83,890	$5,373,993
Celgene Corp. (a)	97,591	6,042,835

		$11,416,828

Broadcasting - 3.0%
Discovery Communications, Inc., “A” (a)	77,780	$2,926,084
Interpublic Group of Cos., Inc.	200,840	1,446,048
Viacom, Inc., “B”	186,650	7,230,821
Walt Disney Co.	94,540	2,851,326

		$14,454,279

Brokerage & Asset Managers - 1.3%
Affiliated Managers Group, Inc. (a)	47,850	$3,734,693
Blackrock, Inc.	15,631	2,313,544

		$6,048,237

Business Services - 3.7%
Accenture PLC, “A”	96,420	$5,079,406
Cognizant Technology Solutions Corp., “A” (a)	70,710	4,433,517
FleetCor Technologies, Inc. (a)	46,540	1,222,140
Jones Lang LaSalle, Inc.	26,140	1,354,313
MSCI, Inc., “A” (a)	38,840	1,178,017
Verisk Analytics, Inc., “A” (a)	128,900	4,481,853

		$17,749,246

Cable TV - 1.7%
Comcast Corp., “Special A”	205,220	$4,246,002
DIRECTV, “A” (a)	96,383	4,072,182

		$8,318,184

Chemicals - 1.1%
Celanese Corp.	51,070	$1,661,307
Monsanto Co.	58,360	3,503,934

		$5,165,241

Computer Software - 7.2%
Autodesk, Inc. (a)	125,180	$3,477,500

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - continued
Check Point Software Technologies Ltd. (a)	149,590	$7,892,368
Oracle Corp.	488,190	14,030,581
Red Hat, Inc. (a)	81,390	3,439,541
Salesforce.com, Inc. (a)	36,988	4,226,989
VeriSign, Inc.	54,023	1,545,598

		$34,612,577

Computer Software - Systems - 10.8%
Apple, Inc. (a)	87,528	$33,363,923
EMC Corp. (a)	600,500	12,604,495
International Business Machines Corp.	27,270	4,773,068
Verifone Systems, Inc. (a)	28,490	997,720

		$51,739,206

Construction - 0.8%
Owens Corning (a)	64,910	$1,407,249
Stanley Black & Decker, Inc.	44,310	2,175,621

		$3,582,870

Consumer Products - 1.4%
Colgate-Palmolive Co.	75,550	$6,699,774

Consumer Services - 0.7%
Priceline.com, Inc. (a)	7,199	$3,235,663

Electrical Equipment - 2.9%
Danaher Corp.	335,430	$14,067,934

Electronics - 1.6%
ASML Holding N.V.	89,551	$3,093,092
Broadcom Corp., “A”	129,251	4,302,766
JDS Uniphase Corp. (a)	42,770	426,417

		$7,822,275

Energy - Independent - 3.0%
Apache Corp.	19,456	$1,561,149
Cabot Oil & Gas Corp.	25,770	1,595,421
EOG Resources, Inc.	28,040	1,991,120
Newfield Exploration Co. (a)	27,700	1,099,413
Noble Energy, Inc.	55,450	3,925,860
Occidental Petroleum Corp.	60,670	4,337,905

		$14,510,868

Energy - Integrated - 0.6%
EQT Corp.	55,460	$2,959,346

Engineering - Construction - 0.8%
Fluor Corp.	77,240	$3,595,522

Food & Beverages - 4.5%
Coca-Cola Co.	103,000	$6,958,680
Coca-Cola Enterprises, Inc.	75,770	1,885,158
General Mills, Inc.	35,160	1,352,605
Green Mountain Coffee Roasters, Inc. (a)	25,487	2,368,762
Groupe Danone	52,283	3,217,560

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Beverages - continued
Mead Johnson Nutrition Co., “A”	86,040	$5,922,133

		$21,704,898

Gaming & Lodging - 1.1%
Carnival Corp.	38,590	$1,169,277
Las Vegas Sands Corp. (a)	52,920	2,028,953
Wynn Resorts Ltd.	19,571	2,252,231

		$5,450,461

General Merchandise - 4.0%
Costco Wholesale Corp.	63,980	$5,254,038
Dollar General Corp. (a)	74,800	2,824,448
Kohl’s Corp.	65,070	3,194,937
Target Corp.	164,150	8,049,916

		$19,323,339

Internet - 3.8%
Baidu, Inc., ADR (a)	9,630	$1,029,543
Google, Inc., “A” (a)	33,531	17,247,676

		$18,277,219

Machinery & Tools - 0.6%
Joy Global, Inc.	15,170	$946,305
Polypore International, Inc. (a)	32,790	1,853,291

		$2,799,596

Major Banks - 0.4%
Goldman Sachs Group, Inc.	20,670	$1,954,349

Medical & Health Technology & Services - 2.0%
AmerisourceBergen Corp.	123,740	$4,611,790
Cerner Corp. (a)	51,380	3,520,558
IDEXX Laboratories, Inc. (a)	22,150	1,527,686

		$9,660,034

Medical Equipment - 4.0%
Becton, Dickinson & Co.	39,707	$2,911,317
Cooper Cos., Inc.	34,400	2,722,760
Covidien PLC	120,820	5,328,162
Thermo Fisher Scientific, Inc. (a)	162,185	8,213,048

		$19,175,287

Network & Telecom - 2.5%
Qualcomm, Inc.	240,126	$11,677,327

Oil Services - 4.0%
Cameron International Corp. (a)	141,970	$5,897,434
Dresser-Rand Group, Inc. (a)	72,490	2,938,020
FMC Technologies, Inc. (a)	42,910	1,613,416
Halliburton Co.	64,360	1,964,267
National Oilwell Varco, Inc.	26,510	1,357,842
Schlumberger Ltd.	89,869	5,367,875

		$19,138,854

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - 2.7%
MasterCard, Inc., “A”	22,790	$7,228,076
Visa, Inc., “A”	68,199	5,846,018

		$13,074,094

Pharmaceuticals - 2.6%
Abbott Laboratories	96,440	$4,931,942
Allergan, Inc.	53,570	4,413,097
Teva Pharmaceutical Industries Ltd., ADR	80,080	2,980,578

		$12,325,617

Pollution Control - 0.7%
Stericycle, Inc. (a)	39,330	$3,174,718

Railroad & Shipping - 0.7%
Kansas City Southern Co. (a)	66,700	$3,332,332

Restaurants - 1.7%
McDonald’s Corp.	49,180	$4,318,988
Starbucks Corp.	104,800	3,907,992

		$8,226,980

Specialty Chemicals - 1.6%
Airgas, Inc.	43,890	$2,801,060
Praxair, Inc.	49,531	4,630,158

		$7,431,218

Specialty Stores - 5.2%
Abercrombie & Fitch Co., “A”	32,800	$2,019,168
Amazon.com, Inc. (a)	41,945	9,069,767
PetSmart, Inc.	57,160	2,437,874
Ross Stores, Inc.	58,595	4,610,841
Tiffany & Co.	43,070	2,619,517
Tractor Supply Co.	29,280	1,831,464
Urban Outfitters, Inc. (a)	97,490	2,175,977

		$24,764,608

Telephone Services - 2.4%
American Tower Corp., “A” (a)	210,663	$11,333,669

Tobacco - 1.2%
Philip Morris International, Inc.	90,900	$5,670,342

Trucking - 0.8%
Expeditors International of
Washington, Inc.	92,570	$3,753,714

Total Common Stocks		$461,037,210

MONEY MARKET FUNDS (v) - 4.2%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	20,037,653	$20,037,653

Total Investments		$481,074,863

OTHER ASSETS, LESS LIABILITIES - (0.6)%		(2,655,223)

NET ASSETS - 100.0%		$478,419,640

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Growth Series

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$435,704,100	$—	$—	$435,704,100
Israel	10,872,946	—	—	10,872,946
United Kingdom	—	5,196,375	—	5,196,375
France	—	5,141,154	—	5,141,154
Netherlands	3,093,092	—	—	3,093,092
China	1,029,543	—	—	1,029,543
Mutual Funds	20,037,653	—	—	20,037,653

Total Investments	$470,737,334	$10,337,529	$—	$481,074,863

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Growth Series

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$458,925,556

Gross unrealized appreciation	$55,412,450
Gross unrealized depreciation	(33,263,143)

Net unrealized appreciation (depreciation)	$22,149,307

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,944,359	127,138,454	(117,045,160)	20,037,653

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,284	$20,037,653

5

MFS® Global Equity Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Global Equity Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.3%
Aerospace - 3.0%
Honeywell International, Inc.	14,410	$632,743
United Technologies Corp.	6,210	436,936

		$1,069,679

Alcoholic Beverages - 6.4%
Carlsberg A.S., “B”	2,899	$171,957
Diageo PLC	43,481	827,259
Heineken N.V.	20,300	907,196
Pernod Ricard S.A.	5,210	408,507

		$2,314,919

Apparel Manufacturers - 4.2%
Burberry Group PLC	7,538	$136,449
Compagnie Financiere Richemont S.A.	8,361	371,151
LVMH Moet Hennessy Louis Vuitton S.A.	4,498	596,465
NIKE, Inc., “B”	4,830	413,013

		$1,517,078

Automotive - 0.3%
Harley-Davidson, Inc.	3,130	$107,453

Broadcasting - 4.8%
Omnicom Group, Inc.	12,110	$446,132
Walt Disney Co.	28,710	865,894
WPP Group PLC	45,297	417,736

		$1,729,762

Brokerage & Asset Managers - 0.7%
Deutsche Boerse AG (a)	4,779	$239,981

Business Services - 3.1%
Accenture PLC, “A”	13,570	$714,868
Compass Group PLC	49,070	396,804

		$1,111,672

Chemicals - 2.0%
3M Co.	8,650	$620,984
Givaudan S.A.	115	89,841

		$710,825

Computer Software - 3.7%
Autodesk, Inc. (a)	8,150	$226,407
Dassault Systems S.A.	3,800	268,316
Oracle Corp.	29,510	848,117

		$1,342,840

Computer Software - Systems - 1.2%
Canon, Inc.	9,600	$434,612

Conglomerates - 0.3%
Smiths Group PLC	7,903	$121,758

Construction - 0.9%
Sherwin-Williams Co.	4,390	$326,265

Consumer Products - 7.2%
Beiersdorf AG	2,652	$142,022

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Consumer Products - continued
Colgate-Palmolive Co.	6,150	$545,382
Kao Corp.	4,000	111,266
Procter & Gamble Co.	6,473	408,964
Reckitt Benckiser Group PLC	19,147	968,013
Svenska Cellulosa Aktiebolaget	34,118	414,821

		$2,590,468

Electrical Equipment - 3.7%
Amphenol Corp., “A”	6,620	$269,897
Legrand S.A.	13,916	433,832
Rockwell Automation, Inc.	1,400	78,400
Schneider Electric S.A.	9,839	529,717

		$1,311,846

Electronics - 2.7%
Hoya Corp.	16,600	$382,557
Microchip Technology, Inc.	5,290	164,572
Samsung Electronics Co. Ltd.	582	407,699

		$954,828

Energy - Independent - 0.9%
INPEX Corp.	54	$332,770

Energy - Integrated - 0.4%
Royal Dutch Shell PLC, “A”	4,928	$152,161

Food & Beverages - 7.4%
Dr Pepper Snapple Group, Inc.	7,580	$293,952
Groupe Danone	10,475	644,644
J.M. Smucker Co.	4,725	344,405
Nestle S.A.	22,273	1,224,354
PepsiCo, Inc.	2,460	152,274

		$2,659,629

Food & Drug Stores - 2.6%
Lawson, Inc.	2,400	$135,650
Tesco PLC	44,329	259,300
Walgreen Co.	16,810	552,881

		$947,831

Gaming & Lodging - 0.9%
Ladbrokes PLC	46,414	$85,702
William Hill PLC	65,407	229,812

		$315,514

General Merchandise - 1.3%
Target Corp.	9,840	$482,554

Insurance - 1.3%
AXA	15,526	$201,591
Swiss Re Ltd.	5,271	245,323

		$446,914

Major Banks - 6.8%
Bank of New York Mellon Corp.	26,230	$487,616
Erste Group Bank AG	8,719	222,238
Goldman Sachs Group, Inc.	3,870	365,909
Julius Baer Group Ltd.	10,584	352,707
Standard Chartered PLC	22,234	443,777

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
State Street Corp.	18,170	$584,347

		$2,456,594

Medical Equipment - 7.2%
DENTSPLY International, Inc.	9,910	$304,138
Medtronic, Inc.	17,150	570,066
Sonova Holding AG	2,088	188,417
St. Jude Medical, Inc.	13,460	487,117
Synthes, Inc. (n)	482	77,935
Thermo Fisher Scientific, Inc. (a)	10,780	545,899
Waters Corp. (a)	5,360	404,626

		$2,578,198

Network & Telecom - 1.5%
Cisco Systems, Inc.	34,360	$532,236

Oil Services - 1.4%
National Oilwell Varco, Inc.	5,590	$286,320
Schlumberger Ltd.	3,300	197,109

		$483,429

Other Banks & Diversified Financials - 5.5%
Aeon Credit Service Co. Ltd.	8,800	$134,983
American Express Co.	8,080	362,792
Banco Santander Brasil S.A., ADR	22,240	162,797
Credicorp Ltd.	780	71,916
ICICI Bank Ltd.	8,901	156,529
Komercni Banka A.S.	1,000	186,489
UBS AG (a)	28,275	321,862
Visa, Inc., “A”	6,600	565,752

		$1,963,120

Pharmaceuticals - 4.6%
Bayer AG	10,641	$584,787
Johnson & Johnson	5,150	328,107
Merck KGaA	4,860	397,672
Roche Holding AG	2,179	350,561

		$1,661,127

Railroad & Shipping - 2.0%
Canadian National Railway Co.	9,344	$622,124
Kuehne & Nagel, Inc. AG	930	104,027

		$726,151

Specialty Chemicals - 7.6%
Akzo Nobel N.V.	11,481	$507,551
L’Air Liquide S.A.	3,123	365,193
Linde AG	8,512	1,135,268
Praxair, Inc.	3,540	330,919
Shin-Etsu Chemical Co. Ltd.	8,100	397,149

		$2,736,080

Specialty Stores - 1.4%
Hennes & Mauritz AB, “B”	6,560	$195,955
Sally Beauty Holdings, Inc. (a)	8,370	138,942
Urban Outfitters, Inc. (a)	8,220	183,470

		$518,367

Trucking - 2.0%
TNT N.V.	17,625	$123,237

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - continued
United Parcel Service, Inc., “B”	9,200	$580,980

		$704,217

Utilities - Electric Power - 0.3%
Red Electrica de Espana	2,339	$106,739

Total Common Stocks		$35,687,617

MONEY MARKET FUNDS (v) - 0.6%
MFS Institutional Money Market
Portfolio, 0.07%, at Net Asset
Value	200,343	$200,343

Total Investments		$35,887,960

OTHER ASSETS, LESS LIABILITIES - 0.1%		50,387

NET ASSETS - 100.0%		$35,938,347

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $77,935, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Equity Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$16,188,438	$—	$—	$16,188,438
United Kingdom	—	3,886,610	—	3,886,610
France	—	3,448,267	—	3,448,267
Switzerland	—	3,326,179	—	3,326,179
Germany	—	2,499,729	—	2,499,729
Japan	—	1,928,987	—	1,928,987
Netherlands	123,237	1,566,907	—	1,690,144
Canada	622,124	—	—	622,124
Sweden	—	610,776	—	610,776
Other Countries	421,202	1,065,161	—	1,486,363
Mutual Funds	200,343	—	—	200,343

Total Investments	$17,555,344	$18,332,616	$—	$35,887,960

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Global Equity Series

Supplemental Information (Unaudited) 9/30/11 - continued

Of the level 2 investments presented above, equity investments amounting to $16,672,445 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$37,825,079

Gross unrealized appreciation	$3,923,081
Gross unrealized depreciation	(5,860,200)

Net unrealized appreciation (depreciation)	$(1,937,119)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,174	6,924,978	(6,795,809)	200,343

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$411	$200,343

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

United States	45.7%
United Kingdom	10.8%
France	9.6%
Switzerland	9.3%
Germany	7.0%
Japan	5.4%
Netherlands	4.7%
Canada	1.7%
Sweden	1.7%
Other Countries	4.1%

4

MFS® High Income Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS High Income Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS - 93.0%
Aerospace - 1.9%
BE Aerospace, Inc., 8.5%, 2018		$410,000	$438,678
Bombardier, Inc., 7.5%, 2018 (n)		1,370,000	1,445,350
Bombardier, Inc., 7.75%, 2020 (n)		550,000	585,750
CPI International, Inc., 8%, 2018		1,040,000	936,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,220,000	518,500
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	655,000	544,072
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$1,090,000	1,010,975

			$5,479,325

Apparel Manufacturers - 0.8%
Hanesbrands, Inc., 8%, 2016		$570,000	$602,775
Hanesbrands, Inc., 6.375%, 2020		535,000	518,950
Phillips-Van Heusen Corp., 7.375%, 2020		1,065,000	1,110,263

			$2,231,988

Asset-Backed & Securitized - 1.0%
Anthracite Ltd., CDO, 6%, 2037 (z)		$290,000	$130,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.552%, 2038 (z)		568,229	73,870
ARCap REIT, Inc., CDO, “H”, FRN, 6.045%, 2045(a)(d)(z)		247,877	25
Babson Ltd., CLO, “D”, FRN, 1.749%, 2018 (n)		655,000	409,375
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049		985,952	468,403
Crest Ltd., CDO, 7%, 2040 (a)		922,934	46,147
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,111,821	22,236
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.553%, 2050 (z)		514,497	10,290
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		750,000	410,393
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		653,315	614,116
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.256%, 2051		750,000	398,884
Wachovia Bank Commercial Mortgage Trust, FRN, 5.935%, 2047		579,683	188,624
Wachovia Credit, CDO, FRN, 1.708%, 2026 (z)		372,000	260,400

			$3,033,263

Automotive - 2.5%
Accuride Corp., 9.5%, 2018		$1,055,000	$970,600
Allison Transmission, Inc., 7.125%, 2019 (n)		900,000	814,500
Chrysler Group LLC/CG Co- Issuer, Inc., 8.25%, 2021 (n)		450,000	346,500
Ford Motor Co., 7.45%, 2031		480,000	541,862
Ford Motor Credit Co. LLC, 8%, 2014		710,000	752,744

Issuer	Shares/Par	Value ($)
BONDS - continued
Automotive - continued
Ford Motor Credit Co. LLC, 12%, 2015	$1,926,000	$2,311,200
General Motors Financial Co., Inc., 6.75%, 2018 (n)	725,000	710,500
Jaguar Land Rover PLC, 7.75%, 2018 (n)	200,000	178,000
Jaguar Land Rover PLC, 8.125%, 2021 (n)	910,000	800,800

		$7,426,706

Basic Industry - 0.4%
Trimas Corp., 9.75%, 2017	$1,050,000	$1,097,250

Broadcasting - 5.5%
Allbritton Communications Co., 8%, 2018	$755,000	$709,700
AMC Networks, Inc., 7.75%, 2021 (n)	631,000	646,775
Clear Channel Communications, Inc., 9%, 2021	623,000	462,578
EH Holding Corp., 7.625%, 2021 (n)	645,000	620,813
Gray Television, Inc., 10.5%, 2015	300,000	271,500
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,040,000	1,042,600
Intelsat Bermuda Ltd., 11.25%, 2017	1,370,000	1,188,475
Intelsat Jackson Holdings Ltd., 9.5%, 2016	2,130,000	2,159,288
Intelsat Jackson Holdings Ltd., 11.25%, 2016	405,000	413,100
LBI Media, Inc., 8.5%, 2017 (z)	645,000	406,350
Liberty Media Corp., 8.5%, 2029	915,000	873,825
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,542,946	1,419,510
Newport Television LLC, 13%, 2017 (n)(p)	507,855	473,504
Nexstar Broadcasting Group, Inc., 8.875%, 2017	430,000	424,625
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	585,000	614,250
Sinclair Broadcast Group, Inc., 8.375%, 2018	175,000	172,375
SIRIUS XM Radio, Inc., 13%, 2013 (n)	300,000	336,000
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,095,000	1,185,338
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	835,000	843,350
Univision Communications, Inc., 6.875%, 2019 (n)	595,000	529,550
Univision Communications, Inc., 7.875%, 2020 (n)	820,000	768,750
Univision Communications, Inc., 8.5%, 2021 (n)	455,000	354,900

		$15,917,156

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 12.5%, 2017		$1,055,000	$1,189,513

Building - 2.2%
Associated Materials LLC, 9.125%, 2017		$275,000	$222,750
Building Materials Holding Corp., 6.875%, 2018 (n)		815,000	790,550
Building Materials Holding Corp., 7%, 2020 (n)		480,000	478,800
Building Materials Holding Corp., 6.75%, 2021 (n)		445,000	422,750
CEMEX S.A., 9.25%, 2020		2,130,000	1,384,500
CEMEX S.A.B. de C.V., 9%, 2018 (n)		310,000	210,025
Masonite International Corp., 8.25%, 2021 (n)		585,000	527,963
Nortek, Inc., 10%, 2018 (n)		320,000	296,000
Nortek, Inc., 8.5%, 2021 (n)		1,075,000	865,375
Owens Corning, 9%, 2019		685,000	808,769
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)		435,000	409,988

			$6,417,470

Business Services - 1.3%
Ceridian Corp., 12.25%, 2015 (p)		$500,000	$402,500
iGate Corp., 9%, 2016 (n)		742,000	690,060
Interactive Data Corp., 10.25%, 2018		920,000	989,000
Iron Mountain, Inc., 8.375%, 2021		720,000	734,400
SunGard Data Systems, Inc., 10.25%, 2015		595,000	600,950
SunGard Data Systems, Inc., 7.375%, 2018		315,000	292,950

			$3,709,860

Cable TV - 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$270,000	$272,025
Cablevision Systems Corp., 8.625%, 2017		750,000	780,938
Cablevision Systems Corp., 8%, 2020		350,000	356,125
CCH II LLC, 13.5%, 2016		1,120,000	1,276,800
CCO Holdings LLC, 7.875%, 2018		1,135,000	1,154,863
CCO Holdings LLC, 8.125%, 2020		1,140,000	1,185,600
Cequel Communications Holdings, 8.625%, 2017 (n)		585,000	579,150
CSC Holdings LLC, 8.5%, 2014		550,000	593,313
Insight Communications Co., Inc., 9.375%, 2018 (n)		905,000	1,013,600
Mediacom LLC, 9.125%, 2019		845,000	840,775
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	270,000	325,559
UPCB Finance III Ltd., 6.625%, 2020 (n)		$1,472,000	1,383,680
Virgin Media Finance PLC, 9.5%, 2016		410,000	442,800
Virgin Media Finance PLC, 8.375%, 2019		120,000	127,500

Issuer	Shares/Par		Value ($)
BONDS - continued
Cable TV - continued
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	440,000	$567,384

			$10,900,112

Chemicals - 3.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$835,000	$863,181
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,100,000	907,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		270,000	197,775
Huntsman International LLC, 8.625%, 2021		1,170,000	1,120,275
Lyondell Chemical Co., 8%, 2017 (n)		472,000	508,580
Lyondell Chemical Co., 11%, 2018		2,129,755	2,300,135
Momentive Performance Materials, Inc., 12.5%, 2014		1,240,000	1,264,800
Momentive Performance Materials, Inc., 11.5%, 2016		907,000	761,880
Nalco Co., 8.25%, 2017		270,000	294,300
Polypore International, Inc., 7.5%, 2017		975,000	979,875
Solutia, Inc., 7.875%, 2020		805,000	847,263

			$10,045,564

Computer Software - 0.3%
Lawson Software, Inc., 11.5%, 2018 (n)		$835,000	$743,150

Computer Software - Systems - 1.2%
Audatex North America, Inc., 6.75%, 2018 (n)		$615,000	$610,388
CDW LLC, 8.5%, 2019 (n)		1,195,000	1,051,600
CDW LLC/CDW Finance Corp., 12.535%, 2017		265,000	253,075
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		1,145,000	1,185,075
Eagle Parent, Inc., 8.625%, 2019 (n)		550,000	497,750

			$3,597,888

Conglomerates - 1.6%
Amsted Industries, Inc., 8.125%, 2018 (n)		$1,340,000	$1,386,900
Dynacast International LLC, 9.25%, 2019 (z)		745,000	674,225
Griffon Corp., 7.125%, 2018		1,055,000	931,038
Pinafore LLC, 9%, 2018 (n)		1,593,000	1,632,825

			$4,624,988

Consumer Products - 1.5%
Easton-Bell Sports, Inc., 9.75%, 2016		$890,000	$930,050
Elizabeth Arden, Inc., 7.375%, 2021		760,000	760,000
Jarden Corp., 7.5%, 2020		1,095,000	1,107,319
Libbey Glass, Inc., 10%, 2015		805,000	843,238

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Consumer Products - continued
Visant Corp., 10%, 2017	$920,000	$851,000

		$4,491,607

Consumer Services - 1.0%
Realogy Corp., 11.5%, 2017	$1,085,000	$721,525
Service Corp. International, 6.75%, 2015	565,000	587,600
Service Corp. International, 7%, 2017	1,015,000	1,050,525
Service Corp. International, 7%, 2019	445,000	449,450

		$2,809,100

Containers - 1.7%
Exopack Holding Corp., 10%, 2018 (z)	$545,000	$509,575
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	630,000	635,513
Greif, Inc., 6.75%, 2017	1,070,000	1,075,350
Greif, Inc., 7.75%, 2019	310,000	322,400
Packaging Dynamics Corp., 8.75%, 2016 (z)	375,000	367,500
Reynolds Group, 8.75%, 2016 (n)	470,000	471,175
Reynolds Group, 7.125%, 2019 (n)	1,220,000	1,134,600
Sealed Air Corp., 8.125%, 2019 (z)	165,000	166,650
Sealed Air Corp., 8.375%, 2021 (z)	165,000	166,650

		$4,849,413

Defense Electronics - 0.8%
Ducommun, Inc., 9.75%, 2018 (n)	$845,000	$845,000
ManTech International Corp., 7.25%, 2018	1,110,000	1,098,900
MOOG, Inc., 7.25%, 2018	300,000	307,500

		$2,251,400

Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$355,000	$259,150

Electronics - 0.9%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,065,000	$1,094,288
Freescale Semiconductor, Inc., 8.05%, 2020	800,000	724,000
NXP B.V., 9.75%, 2018 (n)	108,000	112,860
Sensata Technologies B.V., 6.5%, 2019 (n)	690,000	655,500

		$2,586,648

Energy - Independent - 8.8%
ATP Oil & Gas Corp., 11.875%, 2015	$605,000	$421,231
Bill Barrett Corp., 9.875%, 2016	915,000	997,350
Bill Barrett Corp., 7.625%, 2019	250,000	245,625
Carrizo Oil & Gas, Inc., 8.625%, 2018	420,000	411,600
Chaparral Energy, Inc., 8.875%, 2017	1,465,000	1,421,050

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - continued
Chesapeake Energy Corp., 6.875%, 2020	$435,000	$454,575
Concho Resources, Inc., 8.625%, 2017	625,000	662,500
Concho Resources, Inc., 6.5%, 2022	1,270,000	1,250,950
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	635,000	488,950
Continental Resources, Inc., 8.25%, 2019	925,000	989,750
Denbury Resources, Inc., 8.25%, 2020	1,040,000	1,092,000
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,425,000	1,389,375
EXCO Resources, Inc., 7.5%, 2018	1,215,000	1,069,200
Harvest Operations Corp., 6.875%, 2017 (n)	1,600,000	1,600,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (z)	350,000	356,125
LINN Energy LLC, 6.5%, 2019 (n)	445,000	409,400
LINN Energy LLC, 8.625%, 2020	355,000	365,650
LINN Energy LLC, 7.75%, 2021	361,000	361,000
Newfield Exploration Co., 6.625%, 2014	150,000	150,750
Newfield Exploration Co., 6.625%, 2016	855,000	863,550
Newfield Exploration Co., 6.875%, 2020	650,000	669,500
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,874,000	1,677,230
OPTI Canada, Inc., 8.25%, 2014 (a)(d)	1,890,000	1,190,700
Pioneer Natural Resources Co., 6.875%, 2018	300,000	322,017
Pioneer Natural Resources Co., 7.5%, 2020	605,000	679,093
Plains Exploration & Production Co., 7%, 2017	348,000	348,000
QEP Resources, Inc., 6.875%, 2021	1,265,000	1,321,925
Quicksilver Resources, Inc., 9.125%, 2019	1,005,000	984,900
Range Resources Corp., 8%, 2019	1,045,000	1,144,275
SandRidge Energy, Inc., 8%, 2018 (n)	1,835,000	1,724,900
W&T Offshore, Inc., 8.5%, 2019 (n)	251,000	243,470
Whiting Petroleum Corp., 6.5%, 2018	245,000	246,225

		$25,552,866

Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$800,000	$720,000

Entertainment - 1.0%
AMC Entertainment, Inc., 8.75%, 2019	$1,010,000	$992,325

3

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Entertainment - continued
AMC Entertainment, Inc., 9.75%, 2020		$760,000	$687,800
Cinemark USA, Inc., 8.625%, 2019		790,000	813,700
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		450,000	463,500

			$2,957,325

Financial Institutions - 4.2%
CIT Group, Inc., 5.25%, 2014 (n)		$795,000	$769,163
CIT Group, Inc., 7%, 2017		4,065,000	3,943,050
CIT Group, Inc., 6.625%, 2018 (n)		1,189,000	1,183,055
Credit Acceptance Corp., 9.125%, 2017		625,000	615,625
GMAC, Inc., 8%, 2031		175,000	153,563
International Lease Finance Corp., 8.75%, 2017		940,000	944,700
International Lease Finance Corp., 7.125%, 2018 (n)		928,000	931,480
International Lease Finance Corp., 8.25%, 2020		290,000	284,200
Nationstar Mortgage LLC, 10.875%, 2015		1,610,000	1,610,000
SLM Corp., 8.45%, 2018		295,000	306,850
SLM Corp., 8%, 2020		1,125,000	1,110,597
Springleaf Finance Corp., 6.9%, 2017		655,000	471,600

			$12,323,883

Food & Beverages - 1.4%
ARAMARK Corp., 8.5%, 2015		$355,000	$359,438
B&G Foods, Inc., 7.625%, 2018		750,000	774,375
Constellation Brands, Inc., 7.25%, 2016		240,000	252,000
Pinnacle Foods Finance LLC, 9.25%, 2015		1,195,000	1,186,038
Pinnacle Foods Finance LLC, 10.625%, 2017		375,000	375,938
Pinnacle Foods Finance LLC, 8.25%, 2017		275,000	268,125
TreeHouse Foods, Inc., 7.75%, 2018		850,000	879,750

			$4,095,664

Forest & Paper Products - 1.9%
Boise, Inc., 8%, 2020		$1,065,000	$1,079,644
Cascades, Inc., 7.75%, 2017		695,000	660,250
Georgia-Pacific Corp., 8%, 2024		870,000	1,021,365
Georgia-Pacific Corp., 7.25%, 2028		320,000	356,328
Graphic Packaging Holding Co., 7.875%, 2018		710,000	727,750
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		200,000	153,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	715,000	914,815
Tembec Industries, Inc., 11.25%, 2018		$380,000	362,900

Issuer	Shares/Par	Value ($)
BONDS - continued
Forest & Paper Products - continued
Xerium Technologies, Inc., 8.875%, 2018 (z)	$415,000	$377,650

		$5,653,702

Gaming & Lodging - 4.3%
American Casinos, Inc., 7.5%, 2021 (n)	$655,000	$633,713
Boyd Gaming Corp., 7.125%, 2016	910,000	668,850
Firekeepers Development Authority, 13.875%, 2015 (n)	925,000	1,045,250
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	1,190,000	1,488
GWR Operating Partnership LLP, 10.875%, 2017	470,000	484,100
Harrah’s Operating Co., Inc., 11.25%, 2017	1,165,000	1,175,194
Harrah’s Operating Co., Inc., 10%, 2018	461,000	258,160
Harrah’s Operating Co., Inc., 10%, 2018	207,000	123,165
Host Hotels & Resorts, Inc., 6.75%, 2016	920,000	920,000
MGM Mirage, 10.375%, 2014	170,000	185,513
MGM Mirage, 7.5%, 2016	180,000	156,150
MGM Resorts International, 11.375%, 2018	1,100,000	1,100,000
MGM Resorts International, 9%, 2020	1,020,000	1,059,525
Penn National Gaming, Inc., 8.75%, 2019	1,450,000	1,537,000
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)	665,000	658,350
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	580,000	622,050
Station Casinos, Inc., 6.5%, 2014 (a)(d)	2,175,000	218
Station Casinos, Inc., 6.875%, 2016 (a)(d)	2,540,000	254
Wyndham Worldwide Corp., 6%, 2016	305,000	318,997
Wyndham Worldwide Corp., 7.375%, 2020	645,000	715,040
Wynn Las Vegas LLC, 7.75%, 2020	960,000	1,008,000

		$12,671,017

Industrial - 1.3%
Altra Holdings, Inc., 8.125%, 2016	$710,000	$724,200
Dematic S.A., 8.75%, 2016 (z)	895,000	832,350
Hillman Group, Inc., 10.875%, 2018 (z)	565,000	559,350
Hyva Global B.V., 8.625%, 2016 (n)	695,000	549,050
Mueller Water Products, Inc., 7.375%, 2017	269,000	209,820
Mueller Water Products, Inc., 8.75%, 2020	866,000	853,010

		$3,727,780

4

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Insurance - 0.8%
ING Capital Funding Trust III, FRN, 3.968%, 2049	$970,000	$725,460
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,475,000	1,080,438
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	500,000	562,500

		$2,368,398

Insurance - Property & Casualty - 1.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$1,325,000	$1,576,750
USI Holdings Corp., 9.75%, 2015 (z)	780,000	702,000
XL Group PLC, 6.5% to 2017, FRN to 2049	1,415,000	1,110,775

		$3,389,525

Machinery & Tools - 1.2%
Case Corp., 7.25%, 2016	$545,000	$564,075
Case New Holland, Inc., 7.875%, 2017	2,140,000	2,279,100
Rental Service Corp., 9.5%, 2014	175,000	174,125
RSC Equipment Rental, Inc., 8.25%, 2021	490,000	423,850

		$3,441,150

Major Banks - 0.5%
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	$1,580,000	$1,027,000
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	530,000	336,550

		$1,363,550

Medical & Health Technology & Services - 5.3%
Biomet, Inc., 10%, 2017	$835,000	$860,050
Biomet, Inc., 10.375%, 2017 (p)	375,000	384,375
Biomet, Inc., 11.625%, 2017	425,000	440,938
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	355,000	328,375
Davita, Inc., 6.375%, 2018	715,000	686,400
Davita, Inc., 6.625%, 2020	485,000	465,600
Examworks Group, Inc., 9%, 2019 (z)	445,000	416,075
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	865,000	955,825
HCA, Inc., 8.5%, 2019	2,095,000	2,220,700
HCA, Inc., 7.5%, 2022	435,000	401,288
HealthSouth Corp., 8.125%, 2020	1,385,000	1,298,438
Teleflex, Inc., 6.875%, 2019	545,000	539,550
Tenet Healthcare Corp., 9.25%, 2015	260,000	260,000
United Surgical Partners International, Inc., 8.875%, 2017	565,000	565,000
United Surgical Partners International, Inc., 9.25%, 2017 (p)	495,000	495,000
Universal Health Services, Inc., 7%, 2018	715,000	698,019

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
Universal Hospital Services, Inc., 8.5%, 2015 (p)	$1,630,000	$1,587,213
Universal Hospital Services, Inc., FRN, 3.777%, 2015	310,000	266,600
Vanguard Health Systems, Inc., 0%, 2016	4,000	2,600
Vanguard Health Systems, Inc., 8%, 2018	1,430,000	1,312,025
VWR Funding, Inc., 10.25%, 2015 (p)	1,277,937	1,265,158

		$15,449,229

Metals & Mining - 2.3%
AK Steel Corp., 7.625%, 2020	$615,000	$538,894
Arch Coal, Inc., 7%, 2019 (n)	925,000	878,750
Arch Coal, Inc., 7.25%, 2020	385,000	369,600
Arch Western Finance LLC, 6.75%, 2013	255,000	254,363
Cloud Peak Energy, Inc., 8.25%, 2017	1,155,000	1,198,313
Cloud Peak Energy, Inc., 8.5%, 2019	1,340,000	1,393,600
Consol Energy, Inc., 8%, 2017	595,000	621,775
Consol Energy, Inc., 8.25%, 2020	510,000	536,775
Novelis, Inc., 8.375%, 2017	540,000	534,600
Novelis, Inc., 8.75%, 2020	285,000	279,300

		$6,605,970

Natural Gas - Pipeline - 2.3%
Atlas Pipeline Partners LP, 8.75%, 2018	$825,000	$841,500
Crosstex Energy, Inc., 8.875%, 2018	970,000	994,250
El Paso Corp., 7%, 2017	985,000	1,103,365
El Paso Corp., 7.75%, 2032	1,145,000	1,326,208
Energy Transfer Equity LP, 7.5%, 2020	1,150,000	1,181,625
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	750,000	777,188
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	391,000	396,376

		$6,620,512

Network & Telecom - 2.5%
CenturyLink, Inc., 7.6%, 2039	$292,000	$262,659
Cincinnati Bell, Inc., 8.25%, 2017	315,000	305,550
Cincinnati Bell, Inc., 8.75%, 2018	1,310,000	1,162,625
Citizens Communications Co., 9%, 2031	650,000	554,125
Frontier Communications Corp., 8.25%, 2017	295,000	286,150
Frontier Communications Corp., 8.125%, 2018	1,205,000	1,180,900
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,445,000	1,416,100
Windstream Corp., 8.125%, 2018	215,000	216,613
Windstream Corp., 7.75%, 2020	1,420,000	1,384,500

5

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Network & Telecom - continued
Windstream Corp., 7.75%, 2021		$440,000	$424,600

			$7,193,822

Oil Services - 1.2%
Edgen Murray Corp., 12.25%, 2015		$645,000	$578,081
Expro Finance Luxembourg, 8.5%, 2016 (n)		1,070,000	930,900
McJunkin Red Man Holding Corp., 9.5%, 2016		515,000	471,225
Pioneer Drilling Co., 9.875%, 2018		1,375,000	1,436,875
Unit Corp., 6.625%, 2021		205,000	203,975

			$3,621,056

Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)		$785,000	$671,175

Other Banks & Diversified Financials - 1.6%
Capital One Financial Corp., 10.25%, 2039		$1,345,000	$1,365,175
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		710,000	688,913
LBG Capital No.1 PLC, 7.875%, 2020 (n)		900,000	652,500
Santander UK PLC, 8.963% to 2030, FRN to 2049		2,155,000	2,090,350

			$4,796,938

Pharmaceuticals - 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	385,000	$479,697

Pollution Control - 0.3%
WCA Waste Corp., 7.5%, 2019 (n)		$895,000	$850,250

Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)		$94,618	$80,425
Nielsen Finance LLC, 11.5%, 2016		501,000	568,635
Nielsen Finance LLC, 7.75%, 2018		885,000	902,700

			$1,551,760

Railroad & Shipping - 0.3%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$455,000	$450,450
Kansas City Southern Railway, 8%, 2015		530,000	563,788

			$1,014,238

Real Estate - 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017		$335,000	$377,713
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		465,000	399,900
Entertainment Properties Trust, REIT, 7.75%, 2020		1,015,000	1,086,050

Issuer	Shares/Par	Value ($)
BONDS - continued
Real Estate - continued
Kennedy Wilson, Inc., 8.75%, 2019 (n)	$580,000	$540,850
MPT Operating Partnership, 6.875%, 2021 (n)	635,000	603,250

		$3,007,763

Retailers - 2.6%
Academy Ltd., 9.25%, 2019 (z)	$270,000	$251,100
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	840,000	714,000
J. Crew Group, Inc., 8.125%, 2019	660,000	552,750
Limited Brands, Inc., 6.9%, 2017	760,000	796,100
Limited Brands, Inc., 7%, 2020	300,000	315,000
Limited Brands, Inc., 6.95%, 2033	415,000	377,650
Neiman Marcus Group, Inc., 10.375%, 2015	860,000	868,600
QVC, Inc., 7.375%, 2020 (n)	705,000	750,825
Rite Aid Corp., 9.375%, 2015	355,000	305,300
Sally Beauty Holdings, Inc., 10.5%, 2016	525,000	542,063
Toys “R” Us Property Co. II LLC, 8.5%, 2017	355,000	346,125
Toys “R” Us, Inc., 10.75%, 2017	1,060,000	1,120,950
Yankee Aquisition Corp., 8.5%, 2015	215,000	206,400
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	445,000	378,250

		$7,525,113

Specialty Stores - 0.5%
Michaels Stores, Inc., 11.375%, 2016	$735,000	$744,188
Michaels Stores, Inc., 7.75%, 2018	785,000	733,975

		$1,478,163

Telecommunications - Wireless - 4.7%
Clearwire Corp., 12%, 2015 (n)	$2,025,000	$1,716,188
Cricket Communications, Inc., 7.75%, 2016	275,000	276,031
Cricket Communications, Inc., 7.75%, 2020	475,000	413,250
Crown Castle International Corp., 9%, 2015	915,000	969,900
Crown Castle International Corp., 7.125%, 2019	815,000	839,450
Digicel Group Ltd., 12%, 2014 (n)	200,000	219,000
Digicel Group Ltd., 8.25%, 2017 (n)	1,155,000	1,085,700
Digicel Group Ltd., 10.5%, 2018 (n)	930,000	916,050
MetroPCS Wireless, Inc., 7.875%, 2018	880,000	853,600
MetroPCS Wireless, Inc., 6.625%, 2020	210,000	184,800
NII Holdings, Inc., 10%, 2016	975,000	1,067,625
NII Holdings, Inc., 7.625%, 2021	720,000	714,600
SBA Communications Corp., 8%, 2016	390,000	408,525

6

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
SBA Communications Corp., 8.25%, 2019	$330,000	$346,500
Sprint Capital Corp., 6.875%, 2028	735,000	549,413
Sprint Nextel Corp., 8.375%, 2017	825,000	767,250
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,830,000	1,555,500
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	960,000	819,600

		$13,702,982

Telephone Services - 0.6%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$470,000	$484,100
Level 3 Financing, Inc., 9.375%, 2019 (n)	265,000	246,450
Syniverse Holdings, Inc., 9.125%, 2019	965,000	945,700

		$1,676,250

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$459,000	$400,478

Transportation - Services - 2.9%
ACL I Corp., 10.625%, 2016 (n)(p)	$898,343	$686,515
AE Escrow Corp., 9.75%, 2020 (z)	365,000	350,400
Aguila American Resources Ltd., 7.875%, 2018 (n)	655,000	596,050
American Petroleum Tankers LLC, 10.25%, 2015	751,000	741,613
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	576,593	536,232
Commercial Barge Line Co., 12.5%, 2017	1,890,000	2,008,125
Hertz Corp., 7.5%, 2018	740,000	706,700
Hertz Corp., 7.375%, 2021	555,000	507,131
Navios Maritime Acquisition Corp., 8.625%, 2017	940,000	782,550
Navios Maritime Holdings, Inc., 8.875%, 2017	650,000	633,750
Swift Services Holdings, Inc., 10%, 2018	1,050,000	934,500

		$8,483,566

Utilities - Electric Power - 4.9%
AES Corp., 8%, 2017	$1,215,000	$1,221,075
Calpine Corp., 8%, 2016 (n)	805,000	825,125
Calpine Corp., 7.875%, 2020 (n)	1,210,000	1,167,650
Covanta Holding Corp., 7.25%, 2020	760,000	758,540
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (z)	670,000	649,900
Dynegy Holdings, Inc., 7.5%, 2015	745,000	476,800
Dynegy Holdings, Inc., 7.75%, 2019	720,000	435,600
Edison Mission Energy, 7%, 2017	1,270,000	755,650
EDP Finance B.V., 6%, 2018 (n)	1,190,000	943,065
Enel Finance International S.A., 6%, 2039 (n)	207,000	174,494

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
Energy Future Holdings Corp., 10%, 2020	$1,140,000	$1,105,800
Energy Future Holdings Corp., 10%, 2020	2,225,000	2,169,375
GenOn Energy, Inc., 9.875%, 2020	1,445,000	1,351,075
NRG Energy, Inc., 7.375%, 2017	590,000	608,438
NRG Energy, Inc., 8.25%, 2020	1,420,000	1,341,900
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	470,000	376,000

		$14,360,487

Total Bonds		$271,415,860

FLOATING RATE LOANS (g)(r) - 0.9%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$564,811	$487,150

Broadcasting - 0.3%
Gray Television, Inc., Term Loan B, 3.73%, 2014	$328,030	$312,175
Local TV Finance LLC, Term Loan B, 2.24%, 2013	85,508	79,736
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	363,559	356,288

		$748,199

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$452,233	$394,574

Gaming & Lodging - 0.2%
MGM Mirage, Term Loan, 7%, 2014	$684,052	$646,334

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., Term Loan, 9.25%, 2017	$182,380	$179,132
Dynegy Holdings, Inc., Term Loan, 9.25%, 2017	121,587	117,888

		$297,020

Total Floating Rate Loans		$2,573,277

COMMON STOCKS - 0.3%
Automotive - 0.0%
Accuride Corp. (a)	24,851	$127,237
Oxford Automotive, Inc. (a)	82	0

		$127,237

Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (a)	163	$440,100

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	24,246	$318,350

7

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Printing & Publishing - continued
Golden Books Family Entertainment, Inc. (a)	2,125	$0

		$318,350

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	676	$28,054

Total Common Stocks		$913,741

CONVERTIBLE PREFERRED STOCKS - 0.5%
Automotive - 0.3%
General Motors Co., 4.75%	$24,710	$866,827

Insurance - 0.2%
MetLife, Inc., 5%	$13,130	$742,633

Total Convertible Preferred Stocks		$1,609,460

PREFERRED STOCKS - 0.7%
Other Banks & Diversified Financials - 0.7%
Ally Financial, Inc., 7% (n)	511	$342,194

Issuer			Shares/Par	Value ($)
PREFERRED STOCKS - continued
Other Banks & Diversified Financials - continued
Ally Financial, Inc., “A”, 8.5%			69,992	$1,221,360
GMAC Capital Trust I, 8.125%			23,250	424,313

Total Preferred Stocks				$1,987,867

	Strike Price	First Exercise
WARRANTS - 0.3%
Broadcasting - 0.3%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	295	$796,500

Issuer			Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 1.9%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value			5,704,568	$5,704,568

Total Investments				$285,001,273

OTHER ASSETS, LESS LIABILITIES - 2.4%				6,987,079

NET ASSETS - 100.0%				$291,988,352

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,800,288, representing 24.9% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AE Escrow Corp., 9.75%, 2020	9/21/11	$365,000	$350,400
Academy Ltd., 9.25%, 2019	8/29/11	257,250	251,100
American Media, Inc., 13.5%, 2018	12/22/10	96,034	80,425
Anthracite Ltd., CDO, 6%, 2037	5/14/02	266,519	130,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.552%, 2038	12/20/05	568,229	73,870
ARCap REIT, Inc., CDO, “H”, FRN, 6.045%, 2045	6/21/11	9,289	25
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	1,057,152	22,236
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.553%, 2050	4/12/06	514,719	10,290
Dematic S.A., 8.75%, 2016	4/19/11 – 4/20/11	905,184	832,350
Dolphin Subsidiary ll, Inc., 7.25%, 2021	9/26/11	670,000	649,900
Dynacast International LLC, 9.25%, 2019	7/12/11 – 7/15/11	753,299	674,225
Examworks Group, Inc., 9%, 2019	7/14/11 – 7/15/11	451,519	416,075
Exopack Holding Corp., 10%, 2018	5/25/11	546,973	509,575

8

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS High Income Series

G-Force LLC, CDO, “A2”, 4.83%, 2036	2/14/11	$635,677	$614,116
Heckler & Koch GmbH, 9.5%, 2018	5/06/11 – 5/10/11	927,368	544,072
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020	9/07/11 – 9/12/11	365,477	356,125
Hillman Group, Inc., 10.875%, 2018	3/11/11	614,350	559,350
LBI Media, Inc., 8.5%, 2017	7/18/07	637,739	406,350
Local TV Finance LLC, 9.25%, 2015	11/13/07 – 02/16/11	1,515,564	1,419,510
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11 – 8/15/11	164,041	153,000
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 – 2/1/11	380,071	367,500
Sealed Air Corp., 8.125%, 2019	9/16/11	165,000	166,650
Sealed Air Corp., 8.375%, 2021	9/16/11	165,000	166,650
USI Holdings Corp., 9.75%, 2015	5/07/07 – 6/8/07	786,449	702,000
Wachovia Credit, CDO, FRN, 1.708%, 2026	6/08/06	372,000	260,400
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	415,000	377,650

Total Restricted Securities			$10,094,344
% of Net assets			3.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR     Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS High Income Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short -term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

10

MFS High Income Series

Supplemental Information (Unaudited) 9/30/11 - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$3,382,370	$1,606,848	$318,350	$5,307,568
Corporate Bonds	—	227,088,963	—	227,088,963
Commercial Mortgage-Backed Securities	—	1,466,304	—	1,466,304
Asset-Backed Securities (including CDOs)	—	1,566,959	—	1,566,959
Foreign Bonds	—	41,293,634	—	41,293,634
Floating Rate Loans	—	2,573,277	—	2,573,277
Mutual Funds	5,704,568	—	—	5,704,568

Total Investments	$9,086,938	$275,595,985	$318,350	$285,001,273

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$220,772	$—	$220,772

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Corporate Bonds	Total
Balance as of 12/31/10	$—	$321,294	$96,132	$417,426
Realized gain (loss)	—	(560,963)	(333,216)	(894,179)
Change in unrealized appreciation (depreciation)	—	408,919	317,509	726,428
Sales	—	(169,250)	—	(169,250)
Transfers into level 3	318,350	—	—	318,350
Transfers out of level 3	—	—	(80,425)	(80,425)
Balance as of 9/30/11	$318,350	$—	$—	$318,350

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$312,144,157

Gross unrealized appreciation	$3,598,051
Gross unrealized depreciation	(30,740,935)

Net unrealized appreciation (depreciation)	$(27,142,884)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

11

MFS High Income Series

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Derivative Contracts at 9/30/11

Forward Foreign Currency Exchange Contracts at 9/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	211,656	10/12/11	$304,154	$283,548	$20,606
SELL	EUR	Credit Suisse Group	254,040	10/12/11	364,053	340,329	23,724
SELL	EUR	Deutsche Bank AG	291,769	10/12/11	418,074	390,874	27,200
SELL	EUR	UBS AG	2,496,581	10/12/11	3,571,795	3,344,595	227,200

							$298,730

Liability Derivatives
BUY	EUR	Barclays Bank PLC	798,670	10/12/11	$1,147,912	$1,069,954	$(77,958)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,221,763	95,900,688	(95,417,883)	5,704,568

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,670	$5,704,568

12

MFS® Investors Growth Stock Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Investors Growth Stock Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.3%
Aerospace - 3.9%
Precision Castparts Corp.	14,290	$2,221,524
United Technologies Corp.	134,510	9,464,124

		$11,685,648

Alcoholic Beverages - 0.7%
Diageo PLC	118,387	$2,252,404

Apparel Manufacturers - 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	22,242	$2,949,440
NIKE, Inc., “B”	60,230	5,150,267

		$8,099,707

Automotive - 1.6%
Johnson Controls, Inc.	187,090	$4,933,563

Broadcasting - 0.3%
Omnicom Group, Inc.	26,930	$992,101

Brokerage & Asset Managers - 4.4%
Charles Schwab Corp.	273,490	$3,082,232
CME Group, Inc.	21,450	5,285,280
Franklin Resources, Inc.	52,220	4,994,321

		$13,361,833

Business Services - 7.7%
Accenture PLC, “A”	143,810	$7,575,911
Dun & Bradstreet Corp.	96,260	5,896,888
MSCI, Inc., “A” (a)	157,480	4,776,368
Verisk Analytics, Inc., “A” (a)	143,910	5,003,751

		$23,252,918

Cable TV - 1.1%
DIRECTV, “A” (a)	81,000	$3,422,250

Chemicals - 0.5%
Monsanto Co.	24,190	$1,452,368

Computer Software - 7.1%
Autodesk, Inc. (a)	134,950	$3,748,911
Check Point Software Technologies Ltd. (a)	59,970	3,164,017
Oracle Corp.	514,870	14,797,364

		$21,710,292

Computer Software - Systems - 9.7%
Apple, Inc. (a)	36,310	$13,840,646
EMC Corp. (a)	226,670	4,757,803
Hewlett-Packard Co.	132,260	2,969,237
International Business Machines Corp.	45,690	7,997,121

		$29,564,807

Consumer Products - 5.9%
Church & Dwight Co., Inc.	46,670	$2,062,814
Colgate-Palmolive Co.	102,520	9,091,474
Procter & Gamble Co.	105,873	6,689,056

		$17,843,344

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 7.9%
Amphenol Corp., “A”	107,060	$4,364,836
Danaher Corp.	266,150	11,162,331
Sensata Technologies Holding B.V. (a)	190,060	5,028,988
W.W. Grainger, Inc.	23,830	3,563,538

		$24,119,693

Electronics - 5.6%
ASML Holding N.V.	138,920	$4,798,297
Microchip Technology, Inc.	226,700	7,052,637
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	456,036	5,212,491

		$17,063,425

Energy - Independent - 0.5%
Occidental Petroleum Corp.	20,690	$1,479,335

Energy - Integrated - 1.9%
Chevron Corp.	21,720	$2,009,534
Exxon Mobil Corp.	49,820	3,618,427

		$5,627,961

Food & Beverages - 4.5%
Groupe Danone	71,641	$4,408,874
Mead Johnson Nutrition Co., “A”	29,010	1,996,758
PepsiCo, Inc.	116,400	7,205,160

		$13,610,792

Food & Drug Stores - 0.6%
CVS Caremark Corp.	53,313	$1,790,251

General Merchandise - 3.4%
Kohl’s Corp.	91,360	$4,485,776
Target Corp.	117,930	5,783,287

		$10,269,063

Internet - 3.6%
eBay, Inc. (a)	67,490	$1,990,280
Google, Inc., “A” (a)	17,550	9,027,369

		$11,017,649

Major Banks - 0.5%
Bank of New York Mellon Corp.	76,428	$1,420,797

Medical & Health Technology & Services - 1.9%
Medco Health Solutions, Inc. (a)	38,790	$1,818,863
Patterson Cos., Inc.	135,910	3,891,103

		$5,709,966

Medical Equipment - 6.8%
Becton, Dickinson & Co.	69,390	$5,087,675
DENTSPLY International, Inc.	75,700	2,323,233
Medtronic, Inc.	45,680	1,518,403
St. Jude Medical, Inc.	41,360	1,496,818
Thermo Fisher Scientific, Inc. (a)	147,730	7,481,047
Waters Corp. (a)	36,700	2,770,483

		$20,677,659

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	32,220	$2,140,697

Network & Telecom - 1.5%
Cisco Systems, Inc.	285,730	$4,425,958

Oil Services - 3.9%
National Oilwell Varco, Inc.	86,850	$4,448,457
Schlumberger Ltd.	126,050	7,528,967

		$11,977,424

Other Banks & Diversified Financials - 3.9%
MasterCard, Inc., “A”	13,340	$4,230,914
Visa, Inc., “A”	88,580	7,593,078

		$11,823,992

Pharmaceuticals - 2.5%
Abbott Laboratories	42,410	$2,168,847
Allergan, Inc.	29,850	2,459,043
Johnson & Johnson	47,940	3,054,257

		$7,682,147

Railroad & Shipping - 0.6%
Kuehne & Nagel, Inc. AG	14,940	$1,671,151

Specialty Chemicals - 1.7%
Praxair, Inc.	55,890	$5,224,597

Specialty Stores - 0.7%
Industria de Diseno Textil S.A.	26,167	$2,240,882

Total Common Stocks		$298,544,674

MONEY MARKET FUNDS (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	5,549,141	$5,549,141

Total Investments		$304,093,815

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(198,780)

NET ASSETS - 100.0%		$303,895,035

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$269,706,421	$—	$—	$269,706,421
France	—	7,358,314	—	7,358,314
Taiwan	5,212,491	—	—	5,212,491
Netherlands	4,798,297	—	—	4,798,297
Israel	3,164,017	—	—	3,164,017
United Kingdom	—	2,252,404	—	2,252,404
Spain	—	2,240,882	—	2,240,882
Australia	2,140,697	—	—	2,140,697
Switzerland	—	1,671,151	—	1,671,151
Mutual Funds	5,549,141	—	—	5,549,141

Total Investments	$290,571,064	$13,522,751	$—	$304,093,815

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$302,697,519

Gross unrealized appreciation	$26,390,351
Gross unrealized depreciation	(24,994,055)

Net unrealized appreciation (depreciation)	$1,396,296

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,378,230	41,985,161	(40,814,250)	5,549,141

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,042	$5,549,141

4

MFS® Investors Trust Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Investors Trust Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.2%
Aerospace - 2.1%
United Technologies Corp.	156,830	$11,034,556

Alcoholic Beverages - 2.5%
Diageo PLC	274,898	$5,230,146
Heineken N.V.	170,322	7,611,598

		$12,841,744

Apparel Manufacturers - 2.2%
LVMH Moet Hennessy Louis Vuitton S.A.	37,470	$4,968,776
NIKE, Inc., “B”	76,350	6,528,689

		$11,497,465

Automotive - 0.6%
Bayerische Motoren Werke AG	45,724	$3,029,685

Biotechnology - 1.1%
Gilead Sciences, Inc. (a)	143,900	$5,583,320

Broadcasting - 3.0%
Viacom, Inc., “B”	125,840	$4,875,042
Walt Disney Co.	349,450	10,539,412

		$15,414,454

Brokerage & Asset Managers - 2.2%
Blackrock, Inc.	37,535	$5,555,555
Franklin Resources, Inc.	61,570	5,888,555

		$11,444,110

Business Services - 1.0%
Accenture PLC, “A”	103,410	$5,447,639

Cable TV - 0.8%
Comcast Corp., “A”	187,810	$3,925,229

Chemicals - 1.8%
3M Co.	99,270	$7,126,593
Celanese Corp.	74,350	2,418,606

		$9,545,199

Computer Software - 4.4%
Check Point Software Technologies Ltd. (a)	98,500	$5,196,860
Oracle Corp.	530,790	15,254,905
VeriSign, Inc.	73,950	2,115,710

		$22,567,475

Computer Software - Systems - 7.1%
Apple, Inc. (a)	53,360	$20,339,765
EMC Corp. (a)	535,570	11,241,614
International Business Machines Corp.	31,070	5,438,182

		$37,019,561

Construction - 2.4%
Owens Corning (a)	154,380	$3,346,958
Sherwin-Williams Co.	79,920	5,939,654

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Construction - continued
Stanley Black & Decker, Inc.	69,080	$3,391,828

		$12,678,440

Consumer Products - 4.6%
Colgate-Palmolive Co.	58,020	$5,145,214
Procter & Gamble Co.	197,780	12,495,740
Reckitt Benckiser Group PLC	119,390	6,035,990

		$23,676,944

Electrical Equipment - 2.3%
Danaher Corp.	286,360	$12,009,938

Electronics - 1.9%
ASML Holding N.V.	59,553	$2,056,961
Microchip Technology, Inc.	245,460	7,636,261

		$9,693,222

Energy - Independent - 2.7%
Apache Corp.	50,530	$4,054,527
EOG Resources, Inc.	58,650	4,164,737
Occidental Petroleum Corp.	78,040	5,579,860

		$13,799,124

Energy - Integrated - 4.9%
Chevron Corp.	120,290	$11,129,231
Exxon Mobil Corp.	97,210	7,060,362
Hess Corp.	77,540	4,067,748
QEP Resources, Inc.	114,630	3,103,034

		$25,360,375

Engineering - Construction - 0.9%
Fluor Corp.	99,920	$4,651,276

Food & Beverages - 3.1%
General Mills, Inc.	100,890	$3,881,238
Groupe Danone	86,614	5,330,331
PepsiCo, Inc.	112,331	6,953,289

		$16,164,858

General Merchandise - 3.4%
Kohl’s Corp.	129,930	$6,379,563
Nordstrom, Inc.	33,260	1,519,317
Target Corp.	199,540	9,785,442

		$17,684,322

Insurance - 2.6%
ACE Ltd.	94,850	$5,747,910
Aon Corp.	115,200	4,836,096
MetLife, Inc.	100,250	2,808,003

		$13,392,009

Internet - 1.9%
Google, Inc., “A” (a)	19,480	$10,020,122

Major Banks - 7.7%
Bank of America Corp.	769,510	$4,709,401
Bank of New York Mellon Corp.	203,633	3,785,537
Goldman Sachs Group, Inc.	71,360	6,747,088

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
JPMorgan Chase & Co.	343,230	$10,338,088
State Street Corp.	101,120	3,252,019
SunTrust Banks, Inc.	108,250	1,943,088
Wells Fargo & Co.	386,190	9,314,903

		$40,090,124

Medical & Health Technology & Services - 0.5%
VCA Antech, Inc. (a)	149,620	$2,390,928

Medical Equipment - 6.1%
Baxter International, Inc.	74,120	$4,161,097
Becton, Dickinson & Co.	65,410	4,795,861
Covidien PLC	96,380	4,250,358
Medtronic, Inc.	171,230	5,691,685
St. Jude Medical, Inc.	185,690	6,720,121
Thermo Fisher Scientific, Inc. (a)	116,710	5,910,194

		$31,529,316

Natural Gas - Pipeline - 0.3%
Kinder Morgan, Inc.	65,090	$1,685,180

Network & Telecom - 1.5%
Cisco Systems, Inc.	495,792	$7,679,818

Oil Services - 3.1%
Cameron International Corp. (a)	107,900	$4,482,166
Halliburton Co.	122,320	3,733,206
National Oilwell Varco, Inc.	72,830	3,730,353
Schlumberger Ltd.	71,330	4,260,541

		$16,206,266

Other Banks & Diversified Financials - 4.2%
American Express Co.	148,210	$6,654,629
MasterCard, Inc., “A”	20,020	6,349,543
Visa, Inc., “A”	80,120	6,867,886
Zions Bancorporation	134,830	1,897,058

		$21,769,116

Pharmaceuticals - 4.8%
Abbott Laboratories	200,840	$10,270,958
Johnson & Johnson	168,376	10,727,235
Teva Pharmaceutical Industries Ltd., ADR	104,390	3,885,396

		$24,883,589

Railroad & Shipping - 1.1%
Canadian National Railway Co.	88,190	$5,871,690

Specialty Chemicals - 2.4%
Linde AG	50,197	$6,694,904
Praxair, Inc.	59,390	5,551,777

		$12,246,681

Specialty Stores - 0.7%
Hennes & Mauritz AB, “B”	114,800	$3,429,206

Telephone Services - 2.5%
American Tower Corp., “A” (a)	126,500	$6,805,700
AT&T, Inc.	218,150	6,221,638

		$13,027,338

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Tobacco - 1.9%
Philip Morris International, Inc.	157,360	$9,816,117

Trucking - 0.3%
Expeditors International of Washington, Inc.	45,110	$1,829,211

Utilities - Electric Power - 2.6%
Alliant Energy Corp.	102,970	$3,982,880
American Electric Power Co., Inc.	111,830	4,251,777
Wisconsin Energy Corp.	168,080	5,259,223

		$13,493,880

Total Common Stocks		$514,429,527

MONEY MARKET FUNDS (v) - 0.6%
MFS Institutional Money Market
Portfolio, 0.07%, at Net Asset Value	3,018,344	$3,018,344

Total Investments		$517,447,871

OTHER ASSETS, LESS LIABILITIES - 0.2%		974,072

NET ASSETS - 100.0%		$518,421,943

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Trust Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$455,087,984	$—	$—	$455,087,984
United Kingdom	—	11,266,136	—	11,266,136
France	—	10,299,107	—	10,299,107
Germany	—	9,724,589	—	9,724,589
Netherlands	2,056,961	7,611,598	—	9,668,559
Israel	9,082,256	—	—	9,082,256
Canada	5,871,690	—	—	5,871,690
Sweden	—	3,429,206	—	3,429,206
Mutual Funds	3,018,344	—	—	3,018,344

Total Investments	$475,117,235	$42,330,636	$—	$517,447,871

For further information regarding security characteristics, see the Portfolio of Investments

3

MFS Investors Trust Series

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$525,805,805

Gross unrealized appreciation	$56,088,237
Gross unrealized depreciation	(64,446,171)

Net unrealized appreciation (depreciation)	$(8,357,934)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,905,692	91,767,273	(93,654,621)	3,018,344

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,215	$3,018,344

4

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Mid Cap Growth Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.5%
Aerospace - 2.9%
BE Aerospace, Inc. (a)	30,520	$1,010,515
Goodrich Corp.	16,320	1,969,498
Moog, Inc., “A” (a)	8,110	264,548

		$3,244,561

Alcoholic Beverages - 0.2%
Tsingtao Brewery Co. Ltd., “H”	50,000	$271,769

Apparel Manufacturers - 1.2%
Li & Fung Ltd.	298,000	$489,256
PVH Corp.	14,400	838,656

		$1,327,912

Automotive - 1.4%
BorgWarner Transmission Systems, Inc. (a)	12,560	$760,257
LKQ Corp. (a)	34,860	842,218

		$1,602,475

Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	38,500	$2,466,310
Dendreon Corp. (a)	22,190	199,710
Gen-Probe, Inc. (a)	10,790	617,728
Regeneron Pharmaceuticals, Inc. (a)	5,720	332,904

		$3,616,652

Broadcasting - 1.4%
Discovery Communications, Inc., “A” (a)	28,648	$1,077,738
Interpublic Group of Cos., Inc.	61,400	442,080

		$1,519,818

Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	15,470	$1,207,434
Evercore Partners, Inc.	11,980	273,144
IntercontinentalExchange, Inc. (a)	10,050	1,188,513

		$2,669,091

Business Services - 5.8%
Cognizant Technology Solutions Corp., “A” (a)	21,920	$1,374,384
Concur Technologies, Inc. (a)	14,380	535,224
FleetCor Technologies, Inc. (a)	20,010	525,463
Gartner, Inc. (a)	32,790	1,143,387
Jones Lang LaSalle, Inc.	11,630	602,550
MSCI, Inc., “A” (a)	23,030	698,500
Verisk Analytics, Inc., “A” (a)	46,500	1,616,805

		$6,496,313

Chemicals - 0.2%
Celanese Corp.	7,020	$228,361

Computer Software - 6.8%
Ariba, Inc. (a)	17,260	$478,275
Autodesk, Inc. (a)	32,600	905,628
Autonomy Corp. PLC (a)	28,686	1,136,260
Check Point Software Technologies Ltd. (a)	38,690	2,041,284
Informatica Corp. (a)	8,480	347,256

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - continued
Parametric Technology Corp. (a)	33,240	$511,231
Red Hat, Inc. (a)	33,540	1,417,400
SuccessFactors, Inc. (a)	16,250	373,588
VeriSign, Inc.	14,440	413,128

		$7,624,050

Computer Software - Systems - 3.1%
MICROS Systems, Inc. (a)	30,580	$1,342,768
NICE Systems Ltd., ADR (a)	26,630	808,221
Qlik Technologies, Inc. (a)	34,640	750,302
Verifone Systems, Inc. (a)	17,460	611,449

		$3,512,740

Construction - 2.9%
Beacon Roofing Supply, Inc. (a)	23,360	$373,526
NVR, Inc. (a)	1,030	622,099
Owens Corning (a)	28,110	609,425
Sherwin-Williams Co.	10,520	781,846
Stanley Black & Decker, Inc.	18,118	889,594

		$3,276,490

Consumer Services - 1.5%
Anhanguera Educacional Participacoes S.A.	22,200	$285,728
HomeAway, Inc. (a)	5,570	187,263
Priceline.com, Inc. (a)	1,929	867,008
Sotheby’s	12,710	350,415

		$1,690,414

Containers - 1.4%
Ball Corp.	37,490	$1,162,940
Silgan Holdings, Inc.	11,720	430,593

		$1,593,533

Electrical Equipment - 3.5%
AMETEK, Inc.	55,105	$1,816,812
Danaher Corp.	18,070	757,856
Mettler-Toledo International, Inc. (a)	5,690	796,372
MSC Industrial Direct Co., Inc., “A”	10,120	571,375

		$3,942,415

Electronics - 2.2%
ARM Holdings PLC	81,518	$697,709
Hittite Microwave Corp. (a)	11,580	563,946
JDS Uniphase Corp. (a)	20,810	207,476
Microchip Technology, Inc.	31,430	977,787

		$2,446,918

Energy - Independent - 3.8%
Brigham Exploration Co. (a)	20,840	$526,418
Cabot Oil & Gas Corp.	14,830	918,125
Celtic Exploration Ltd. (a)	35,510	764,826
Concho Resources, Inc. (a)	10,870	773,292
Newfield Exploration Co. (a)	23,110	917,236
Pioneer Natural Resources Co.	5,740	377,520

		$4,277,417

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Integrated - 1.2%
EQT Corp.	16,940	$903,918
QEP Resources, Inc.	17,990	486,989

		$1,390,907

Engineering - Construction - 0.9%
Fluor Corp.	20,441	$951,529

Food & Beverages - 3.9%
Coca-Cola Enterprises, Inc.	27,000	$671,760
Green Mountain Coffee Roasters, Inc. (a)	14,330	1,331,830
Mead Johnson Nutrition Co., “A”	27,690	1,905,903
Want Want China Holdings Ltd.	505,000	452,719

		$4,362,212

Gaming & Lodging - 1.5%
Pinnacle Entertainment, Inc. (a)	25,040	$227,363
Royal Caribbean Cruises Ltd.	33,510	725,156
Wynn Resorts Ltd.	5,790	666,313

		$1,618,832

General Merchandise - 1.0%
Dollar General Corp. (a)	29,350	$1,108,256

Insurance - 0.3%
Willis Group Holdings PLC	10,520	$361,572

Internet - 1.6%
LinkedIn Corp., “A” (a)(l)	8,960	$699,597
Shutterfly, Inc. (a)	25,110	1,034,030

		$1,733,627

Machinery & Tools - 3.3%
Finning International, Inc.	20,300	$370,975
Flowserve Corp.	10,240	757,760
Joy Global, Inc.	8,650	539,587
Polypore International, Inc. (a)	20,500	1,158,660
WABCO Holdings, Inc. (a)	23,330	883,274

		$3,710,256

Medical & Health Technology & Services - 5.8%
AmerisourceBergen Corp.	26,660	$993,618
Cerner Corp. (a)	23,090	1,582,127
DaVita, Inc. (a)	14,220	891,167
Diagnosticos da America S.A.	48,700	414,154
IDEXX Laboratories, Inc. (a)	14,450	996,617
Patterson Cos., Inc.	31,750	909,003
SXC Health Solutions Corp. (a)	12,190	678,983

		$6,465,669

Medical Equipment - 5.4%
Cooper Cos., Inc.	18,880	$1,494,352
Covidien PLC	15,690	691,929
Edwards Lifesciences Corp. (a)	11,520	821,146
Intuitive Surgical, Inc. (a)	1,233	449,157
NxStage Medical, Inc. (a)	17,250	359,835
Pall Corp.	20,320	861,568
Thermo Fisher Scientific, Inc. (a)	25,690	1,300,942

		$5,978,929

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - 2.3%
Acme Packet, Inc. (a)	12,630	$537,912
F5 Networks, Inc. (a)	3,860	274,253
Finisar Corp. (a)	19,500	342,030
Fortinet, Inc. (a)	48,270	810,936
Polycom, Inc. (a)	35,700	655,809

		$2,620,940

Oil Services - 4.2%
Cameron International Corp. (a)	34,740	$1,443,100
Dresser-Rand Group, Inc. (a)	42,270	1,713,203
FMC Technologies, Inc. (a)	24,420	918,192
Lufkin Industries, Inc.	11,020	586,374

		$4,660,869

Other Banks & Diversified Financials - 2.1%
BankUnited, Inc.	13,550	$281,298
MasterCard, Inc., “A”	5,510	1,747,552
Wintrust Financial Corp.	11,550	298,106

		$2,326,956

Pharmaceuticals - 1.7%
Genomma Lab Internacional S.A., “B” (a)	252,100	$421,183
Hospira, Inc. (a)	6,210	229,770
Perrigo Co.	4,670	453,504
Pharmasset, Inc. (a)	7,960	655,665
Valeant Pharmaceuticals International, Inc.	5,040	187,085

		$1,947,207

Pollution Control - 2.2%
Stericycle, Inc. (a)	12,750	$1,029,180
Waste Connections, Inc.	42,840	1,448,849

		$2,478,029

Railroad & Shipping - 0.9%
Kansas City Southern Co. (a)	20,220	$1,010,191

Restaurants - 0.7%
P.F. Chang’s China Bistro, Inc.	26,460	$720,770

Specialty Chemicals - 1.8%
Airgas, Inc.	24,140	$1,540,615
Rockwood Holdings, Inc. (a)	14,620	492,548

		$2,033,163

Specialty Stores - 8.0%
Abercrombie & Fitch Co., “A”	19,240	$1,184,414
Dick’s Sporting Goods, Inc. (a)	21,130	707,010
Francesca’s Holdings Corp. (a)	41,570	881,700
PetSmart, Inc.	23,220	990,333
Ross Stores, Inc.	23,860	1,877,543
Tiffany & Co.	18,690	1,136,726
Tractor Supply Co.	17,530	1,096,502
Urban Outfitters, Inc. (a)	46,940	1,047,701

		$8,921,929

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telecommunications - Wireless - 0.2%
NII Holdings, Inc. (a)	8,580	$231,231

Telephone Services - 2.1%
American Tower Corp., “A” (a)	42,800	$2,302,640

Trucking - 0.9%
Expeditors International of Washington, Inc.	24,260	$983,743

Utilities - Electric Power - 0.6%
CMS Energy Corp.	31,860	$630,509

Total Common Stocks		$107,890,895

MONEY MARKET FUNDS (v) - 1.5%
MFS Institutional Money Market
Portfolio, 0.07%, at Net Asset Value	1,681,313	$1,681,313

COLLATERAL FOR SECURITIES LOANED - 0.4%
Navigator Securities Lending Prime Portfolio, 0.19%, at Net Asset Value (j)	450,450	$450,450

Total Investments		$110,022,658

OTHER ASSETS, LESS LIABILITIES - 1.6%		1,803,770

NET ASSETS - 100.0%		$111,826,428

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$99,736,811	$—	$—	$99,736,811
Israel	2,849,505	—	—	2,849,505
United Kingdom	—	1,833,969	—	1,833,969
Canada	1,135,801	—	—	1,135,801
China	—	724,488	—	724,488
Brazil	699,882	—	—	699,882
Hong Kong	—	489,256	—	489,256
Mexico	421,183	—	—	421,183
Mutual Funds	2,131,763	—	—	2,131,763

Total Investments	$106,974,945	$3,047,713	$—	$110,022,658

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$109,703,915

Gross unrealized appreciation	$12,528,020
Gross unrealized depreciation	(12,209,277)

Net unrealized appreciation (depreciation)	$318,743

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,545,260	42,478,618	(43,342,565)	1,681,313

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,378	$1,681,313

5

MFS® New Discovery Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS New Discovery Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.4%
Aerospace - 0.7%
HEICO Corp.	92,665	$4,562,820

Airlines - 2.0%
Allegiant Travel Co. (a)	110,310	$5,198,906
Spirit Airlines, Inc. (a)	581,280	7,266,000

		$12,464,906

Apparel Manufacturers - 0.8%
Arezzo Industria e Comercio S.A.	500,250	$5,055,046

Biotechnology - 1.9%
Alimera Sciences, Inc. (a)	84,740	$677,920
Anacor Pharmaceuticals, Inc. (a)	403,250	2,298,525
Cepheid, Inc. (a)	82,460	3,201,922
Gen-Probe, Inc. (a)	86,280	4,939,530
Pacific Biosciences of California, Inc. (a)	114,420	367,288

		$11,485,185

Business Services - 6.1%
Calix, Inc. (a)	544,098	$4,243,964
Concur Technologies, Inc. (a)	132,350	4,926,067
Constant Contact, Inc. (a)	513,090	8,871,326
FleetCor Technologies, Inc. (a)	337,430	8,860,912
Jones Lang LaSalle, Inc.	114,150	5,914,112
LPS Brasil - Consultoria de Imoveis S.A. (a)	94,500	1,515,317
Multiplus S.A.	216,810	3,015,334

		$37,347,032

Computer Software - 6.4%
Ariba, Inc. (a)	178,770	$4,953,717
Check Point Software Technologies Ltd. (a)	106,160	5,601,002
CommVault Systems, Inc. (a)	97,050	3,596,673
Nuance Communications, Inc. (a)	263,914	5,373,289
Red Hat, Inc. (a)	148,040	6,256,170
SolarWinds, Inc. (a)	272,410	5,998,468
SuccessFactors, Inc. (a)	345,160	7,935,228

		$39,714,547

Computer Software - Systems - 7.6%
Aruba Networks, Inc. (a)	262,660	$5,492,221
BroadSoft, Inc. (a)	191,860	5,822,951
Cornerstone OnDemand, Inc. (a)	265,890	3,334,261
IntraLinks Holdings, Inc. (a)	241,980	1,817,270
National Instruments Corp.	198,530	4,538,396
PROS Holdings, Inc. (a)	239,650	3,089,089
Qlik Technologies, Inc. (a)	215,950	4,677,477
SciQuest, Inc. (a)	437,790	6,540,583
ServiceSource International, Inc. (a)	328,210	4,335,654
Tangoe, Inc. (a)	499,712	5,651,743
Velti PLC (a)	252,170	1,666,844

		$46,966,489

Construction - 3.2%
Beacon Roofing Supply, Inc. (a)	280,000	$4,477,200
Eagle Materials, Inc.	284,090	4,730,099
NVR, Inc. (a)	10,340	6,245,153

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Construction - continued
Owens Corning (a)	200,140	$4,339,035

		$19,791,487

Consumer Products - 0.5%
L’Occitane International S.A. (a)	1,522,000	$3,065,107

Consumer Services - 2.4%
Anhanguera Educacional Participacoes S.A.	237,300	$3,054,200
HomeAway, Inc. (a)	295,880	9,947,486
MakeMyTrip Ltd. (a)	70,457	1,555,691

		$14,557,377

Electrical Equipment - 1.7%
MSC Industrial Direct Co., Inc., “A”	103,460	$5,841,352
Sensata Technologies Holding B.V. (a)	170,780	4,518,839

		$10,360,191

Electronics - 3.5%
Entegris, Inc. (a)	509,040	$3,247,675
Hittite Microwave Corp. (a)	31,230	1,520,901
Monolithic Power Systems, Inc. (a)	432,050	4,398,269
Semtech Corp. (a)	207,770	4,383,947
Stratasys, Inc. (a)	173,040	3,208,162
Veeco Instruments, Inc. (a)	190,480	4,647,712

		$21,406,666

Energy - Independent - 6.5%
Brigham Exploration Co. (a)	262,140	$6,621,656
Cabot Oil & Gas Corp.	192,920	11,943,677
Energy XXI (Bermuda) Ltd. (a)	381,627	8,185,899
EXCO Resources, Inc.	646,840	6,934,125
Oasis Petroleum LLC (a)	290,100	6,477,933

		$40,163,290

Food & Drug Stores - 0.1%
Sun Art Retail Group Ltd. (a)	660,500	$687,014

Forest & Paper Products - 0.8%
Universal Forest Products, Inc.	193,720	$4,658,966

Gaming & Lodging - 0.8%
Morgans Hotel Group Co. (a)	792,948	$4,749,759

General Merchandise - 0.5%
Lojas Renner S.A.	125,700	$3,386,095

Health Maintenance Organizations - 0.4%
OdontoPrev S.A.	177,900	$2,629,353

Insurance - 1.3%
Brazil Insurance Participacoes e Administracao S.A.	866,800	$8,113,644

Internet - 6.7%
Demand Media, Inc. (a)	226,480	$1,811,840
LinkedIn Corp., “A” (a)(l)	80,530	6,287,782
LogMeIn, Inc. (a)	99,660	3,309,709

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - continued
OpenTable, Inc. (a)(l)	167,760	$7,718,638
QuinStreet, Inc. (a)	991,938	10,266,558
TechTarget, Inc. (a)	562,745	3,213,274
WebMD Health Corp. (a)	284,910	8,590,037

		$41,197,838

Machinery & Tools - 7.5%
Douglas Dynamics, Inc.	172,020	$2,198,416
Finning International, Inc.	217,960	3,983,142
Herman Miller, Inc.	299,980	5,357,643
Joy Global, Inc.	85,660	5,343,471
Nordson Corp.	98,700	3,922,338
Polypore International, Inc. (a)	216,002	12,208,433
Thermon Group Holdings, Inc. (a)	180,700	2,497,274
United Rentals, Inc. (a)	339,280	5,713,475
WABCO Holdings, Inc. (a)	131,430	4,975,940

		$46,200,132

Medical & Health Technology & Services - 5.2%
Allscripts Healthcare Solutions, Inc. (a)	340,910	$6,143,198
Brookdale Senior Living, Inc. (a)	807,195	10,122,225
Cerner Corp. (a)	101,110	6,928,057
Diagnosticos da America S.A.	390,900	3,324,287
Fleury S.A.	215,200	2,568,322
Healthcare Services Group, Inc.	97,175	1,568,405
IPC The Hospitalist Co., Inc. (a)	45,983	1,641,133

		$32,295,627

Medical Equipment - 8.9%
Align Technology, Inc. (a)	42,520	$645,028
DexCom, Inc. (a)	544,340	6,532,080
Endologix, Inc. (a)	403,174	4,047,867
Essilor International S.A.	43,099	3,106,002
Heartware International, Inc. (a)	51,070	3,289,419
IMRIS, Inc. (a)	254,036	990,740
Masimo Corp.	327,442	7,089,119
NxStage Medical, Inc. (a)	356,467	7,435,902
Sirona Dental Systems, Inc. (a)	114,720	4,865,275
Sonova Holding AG	35,451	3,199,035
Thoratec Corp. (a)	164,910	5,382,662
Uroplasty, Inc. (a)	731,438	3,547,474
Volcano Corp. (a)	115,110	3,410,709
Zoll Medical Corp. (a)	29,420	1,110,311

		$54,651,623

Metals & Mining - 1.4%
Globe Specialty Metals, Inc.	394,700	$5,731,044
Molycorp, Inc. (a)(l)	91,400	3,004,318

		$8,735,362

Network & Telecom - 6.2%
Acme Packet, Inc. (a)	131,730	$5,610,381
Ciena Corp. (a)	273,020	3,057,824
F5 Networks, Inc. (a)	108,410	7,702,531
Finisar Corp. (a)	270,550	4,745,447
Fortinet, Inc. (a)	432,550	7,266,840
Polycom, Inc. (a)	234,680	4,311,072
Riverbed Technology, Inc. (a)	283,930	5,667,243

		$38,361,338

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Oil Services - 1.3%
Dresser-Rand Group, Inc. (a)	203,150	$8,233,670

Other Banks & Diversified Financials - 4.6%
Air Lease Corp. (a)	78,440	$1,506,048
BankUnited, Inc.	231,400	4,803,864
First Interstate BancSystem, Inc.	389,550	4,172,081
First Republic Bank (a)	198,450	4,596,102
Metro Bancorp, Inc. (a)	324,670	2,808,396
PacWest Bancorp	144,074	2,008,392
Wintrust Financial Corp.	175,700	4,534,817
Zipcar, Inc. (a)(l)	210,820	3,794,760

		$28,224,460

Pharmaceuticals - 0.5%
Perrigo Co.	33,770	$3,279,405

Precious Metals & Minerals - 1.1%
Colossus Minerals, Inc. (a)	518,180	$2,764,220
Stillwater Mining Co. (a)	478,850	4,070,225

		$6,834,445

Restaurants - 1.6%
Arcos Dorados Holdings, Inc.	141,400	$3,279,066
P.F. Chang’s China Bistro, Inc.	232,720	6,339,293

		$9,618,359

Specialty Chemicals - 1.3%
Ecosynthetix, Inc. (a)(z)	208,740	$1,505,940
KiOR, Inc. “A” (a)	69,360	1,438,526
Rockwood Holdings, Inc. (a)	156,540	5,273,833

		$8,218,299

Specialty Stores - 4.4%
Citi Trends, Inc. (a)	631,820	$7,436,521
Francesca’s Holdings Corp. (a)	392,565	8,326,304
Urban Outfitters, Inc. (a)	363,490	8,113,097
Zumiez, Inc. (a)	192,200	3,365,422

		$27,241,344

Trucking - 1.5%
Atlas Air Worldwide Holdings, Inc. (a)	149,050	$4,961,875
Swift Transportation Co. (a)	649,747	4,184,371

		$9,146,246

Total Common Stocks		$613,403,122

	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a) (z)	$6.57	5/08/07	118,680	$0

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	91	$91

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - 2.0%
Navigator Securities Lending Prime Portfolio, 0.19%, at Net Asset Value (j)	12,042,872	$12,042,872

Total Investments		$625,446,085

OTHER ASSETS, LESS LIABILITIES - (1.4)%		(8,582,356)

NET ASSETS - 100.0%		$616,863,729

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (Warrants)	4/18/07	$166,679	$0
Ecosynthetix, Inc.	7/28/11	1,974,316	1,505,940

Total Restricted Securities			$1,505,940
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$549,337,721	$—	$—	$549,337,721
Brazil	32,661,598	—	—	32,661,598
Canada	7,738,102	1,505,940	—	9,244,042
Israel	5,601,002	—	—	5,601,002
Argentina	3,279,066	—	—	3,279,066
Switzerland	—	3,199,035	—	3,199,035
France	—	3,106,002	—	3,106,002
Luxemberg	—	3,065,107	—	3,065,107
Ireland	1,666,844	—	—	1,666,844
Other Countries	2,242,705	—	—	2,242,705
Mutual Funds	12,042,963	—	—	12,042,963

Total Investments	$614,570,001	$10,876,084	$—	$625,446,085

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS New Discovery Series

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$758,836,327

Gross unrealized appreciation	$18,608,243
Gross unrealized depreciation	(151,998,485)

Net unrealized appreciation (depreciation)	$(133,390,242)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,550,969	270,375,788	(273,926,666)	91

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,122	$91

5

MFS® Research Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Research Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.1%
Aerospace - 2.2%
Honeywell International, Inc.	24,690	$1,084,133
Precision Castparts Corp.	11,360	1,766,026
United Technologies Corp.	12,120	852,763

		$3,702,922

Alcoholic Beverages - 0.3%
Heineken N.V.	9,680	$432,594

Apparel Manufacturers - 1.0%
Li & Fung Ltd.	288,000	$472,838
NIKE, Inc., “B”	14,210	1,215,097

		$1,687,935

Automotive - 0.8%
General Motors Co. (a)	34,680	$699,842
Johnson Controls, Inc.	26,090	687,993

		$1,387,835

Biotechnology - 1.6%
Amgen, Inc.	22,400	$1,230,880
Celgene Corp. (a)	8,140	504,029
Gilead Sciences, Inc. (a)	23,560	914,128

		$2,649,037

Broadcasting - 1.5%
Viacom, Inc., “B”	42,770	$1,656,910
Walt Disney Co.	28,700	865,592

		$2,522,502

Brokerage & Asset Managers - 3.1%
Affiliated Managers Group, Inc. (a)	13,730	$1,071,627
Blackrock, Inc.	8,118	1,201,545
CME Group, Inc.	3,150	776,160
Evercore Partners, Inc.	31,310	713,868
Franklin Resources, Inc.	14,730	1,408,777

		$5,171,977

Business Services - 1.2%
Accenture PLC, “A”	26,550	$1,398,654
FleetCor Technologies, Inc. (a)	23,760	623,938

		$2,022,592

Cable TV - 1.6%
Comcast Corp., “Special A”	80,690	$1,669,476
DIRECTV, “A” (a)	17,830	753,318
Virgin Media, Inc.	10,460	254,701

		$2,677,495

Chemicals - 1.4%
3M Co.	21,990	$1,578,662
Celanese Corp.	23,920	778,118

		$2,356,780

Computer Software - 4.7%
Autodesk, Inc. (a)	36,120	$1,003,414
Check Point Software Technologies Ltd. (a)	24,870	1,312,141
Oracle Corp.	129,820	3,731,027

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - continued
Red Hat, Inc. (a)	28,810	$1,217,511
VeriSign, Inc.	20,740	593,371

		$7,857,464

Computer Software - Systems - 7.7%
Apple, Inc. (a)	22,480	$8,568,926
EMC Corp. (a)	109,910	2,307,011
International Business Machines Corp.	11,640	2,037,349

		$12,913,286

Construction - 0.9%
Lennar Corp., “A”	13,220	$178,999
Owens Corning (a)	36,410	789,369
Stanley Black & Decker, Inc.	12,160	597,056

		$1,565,424

Consumer Products - 0.5%
Colgate-Palmolive Co.	9,680	$858,422

Electrical Equipment - 2.2%
Danaher Corp.	87,770	$3,681,074

Electronics - 1.7%
Advanced Micro Devices, Inc. (a)	96,107	$488,224
ASML Holding N.V.	34,423	1,188,970
JDS Uniphase Corp. (a)	28,960	288,731
Microchip Technology, Inc.	29,570	919,923

		$2,885,848

Energy - Independent - 4.1%
Apache Corp.	18,750	$1,504,500
Cabot Oil & Gas Corp.	14,850	919,364
CONSOL Energy, Inc.	5,750	195,098
EQT Corp.	18,470	985,559
Occidental Petroleum Corp.	33,990	2,430,285
QEP Resources, Inc.	34,730	940,141

		$6,974,947

Energy - Integrated - 5.1%
Chevron Corp.	23,020	$2,129,810
Exxon Mobil Corp. (s)	60,210	4,373,052
Royal Dutch Shell PLC, ADR	32,760	2,015,395

		$8,518,257

Engineering - Construction - 0.9%
Fluor Corp.	33,280	$1,549,184

Food & Beverages - 5.7%
Bunge Ltd.	21,660	$1,262,561
Coca-Cola Enterprises, Inc.	40,510	1,007,889
General Mills, Inc.	49,060	1,887,338
Groupe Danone	21,315	1,311,751
Kraft Foods, Inc., “A”	82,640	2,775,051
PepsiCo, Inc. (s)	20,770	1,285,663

		$9,530,253

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - 0.7%
CVS Caremark Corp.	34,400	$1,155,152

Gaming & Lodging - 0.1%
Sands China Ltd. (a)	59,600	$137,079

General Merchandise - 3.7%
Costco Wholesale Corp.	5,170	$424,560
Dollar General Corp. (a)	22,730	858,285
Kohl’s Corp.	24,920	1,223,572
Target Corp.	74,720	3,664,269

		$6,170,686

Health Maintenance Organizations - 0.7%
Aetna, Inc.	30,870	$1,122,125

Insurance - 4.1%
ACE Ltd.	30,440	$1,844,664
Aon Corp.	23,200	973,936
Chubb Corp.	23,510	1,410,365
MetLife, Inc.	56,870	1,592,929
Prudential Financial, Inc.	23,690	1,110,113

		$6,932,007

Internet - 2.3%
eBay, Inc. (a)	35,510	$1,047,190
Google, Inc., “A” (a)	5,520	2,839,378

		$3,886,568

Machinery & Tools - 0.8%
Cummins, Inc.	11,020	$899,893
Regal Beloit Corp.	11,730	532,307

		$1,432,200

Major Banks - 2.9%
Goldman Sachs Group, Inc.	15,750	$1,489,163
JPMorgan Chase & Co. (s)	90,000	2,710,800
SunTrust Banks, Inc.	38,640	693,588

		$4,893,551

Medical & Health Technology & Services - 1.0%
AmerisourceBergen Corp.	25,090	$935,104
VCA Antech, Inc. (a)	45,230	722,775

		$1,657,879

Medical Equipment - 3.6%
Covidien PLC	40,060	$1,766,646
Masimo Corp.	15,790	341,854
Medtronic, Inc.	57,030	1,895,677
Thermo Fisher Scientific, Inc. (a)	42,130	2,133,463

		$6,137,640

Metals & Mining - 0.7%
Teck Resources Ltd., “B”	37,824	$1,116,059

Natural Gas - Distribution - 0.7%
AGL Resources, Inc.	28,790	$1,172,905

Natural Gas - Pipeline - 0.3%
Kinder Morgan, Inc.	20,590	$533,075

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - 1.3%
Cisco Systems, Inc.	26,200	$405,838
F5 Networks, Inc. (a)	14,830	1,053,672
Finisar Corp. (a)	16,440	288,358
Fortinet, Inc. (a)	23,510	394,968

		$2,142,836

Oil Services - 2.8%
Cameron International Corp. (a)	22,640	$940,466
Dresser-Rand Group, Inc. (a)	23,940	970,288
Halliburton Co.	28,760	877,755
Schlumberger Ltd.	23,600	1,409,628
Transocean, Inc.	12,370	590,544

		$4,788,681

Other Banks & Diversified Financials - 3.1%
Citigroup, Inc.	61,275	$1,569,866
Discover Financial Services	32,820	752,891
Fifth Third Bancorp	66,500	671,650
Visa, Inc., “A”	26,690	2,287,867

		$5,282,274

Pharmaceuticals - 5.0%
Abbott Laboratories	40,770	$2,084,978
Hospira, Inc. (a)	13,220	489,140
Johnson & Johnson	41,770	2,661,167
Pfizer, Inc.	130,340	2,304,411
Teva Pharmaceutical Industries Ltd., ADR	23,070	858,665

		$8,398,361

Pollution Control - 0.6%
Republic Services, Inc.	37,770	$1,059,826

Precious Metals & Minerals - 0.3%
Goldcorp, Inc.	10,970	$500,671

Railroad & Shipping - 0.7%
Union Pacific Corp.	14,860	$1,213,616

Real Estate - 0.6%
Annaly Mortgage Management, Inc., REIT	63,970	$1,063,821

Restaurants - 1.2%
McDonald’s Corp.	24,060	$2,112,949

Specialty Chemicals - 1.3%
Airgas, Inc.	35,130	$2,241,997

Specialty Stores - 3.3%
Amazon.com, Inc. (a)	3,090	$668,151
Home Depot, Inc.	10,410	342,177
PetSmart, Inc.	30,090	1,283,339
Ross Stores, Inc.	14,150	1,113,464
Tiffany & Co.	10,530	640,435
Tractor Supply Co.	12,640	790,632
Urban Outfitters, Inc. (a)	36,440	813,341

		$5,651,539

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telecommunications - Wireless - 0.1%
SBA Communications Corp. (a)	7,480	$257,910

Telephone Services - 2.7%
American Tower Corp., “A” (a)	17,110	$920,518
AT&T, Inc.	86,740	2,473,825
CenturyLink, Inc.	12,120	401,414
Verizon Communications, Inc.	18,780	691,104

		$4,486,861

Tobacco - 3.4%
Altria Group, Inc.	72,140	$1,934,073
Philip Morris International, Inc.	38,860	2,424,087
Reynolds American, Inc.	36,710	1,375,891

		$5,734,051

Trucking - 1.0%
Expeditors International of Washington, Inc.	40,970	$1,661,334

Utilities - Electric Power - 1.9%
AES Corp. (a)	77,340	$754,838
American Electric Power Co., Inc.	40,930	1,556,159
CMS Energy Corp.	42,110	833,357

		$3,144,354

Total Common Stocks		$167,033,835

CONVERTIBLE PREFERRED STOCKS - 0.4%
Utilities - Electric Power - 0.4%
PPL Corp., 9.5%	10,930	$605,522

Total Convertible Preferred Stocks		$605,522

Issuer/Expiration Date/ Strike Price	Number of Contracts
PUT OPTIONS PURCHASED - 0.0%
Electronics - 0.0%
Intel Corp. - October 2011 @ $20	509	$21,887

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	1,643,219	$1,643,219

Total Investments		$169,304,463

Issuer/Expiration Date/ Strike Price	Number of Contracts
PUT OPTIONS WRITTEN - 0.0%
Philip Morris International, Inc. - October 2011 @ $62.5	(194)	$(38,994)
Philip Morris International, Inc. - October 2011 @ $60	(194)	(22,310)
Fortinet, Inc. - October 2011 @ $14	(64)	(2,240)

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)
PUT OPTIONS WRITTEN - continued
Oracle Corp. - October 2011 @ $27	(68)	$(5,168)

Total Put Options Written		$(68,712)

CALL OPTIONS WRITTEN - 0.0%
Philip Morris International, Inc. - October 2011 @ $75	(388)	$(388)
Advanced Micro Devices, Inc. - October 2011 @ $6	(336)	(2,352)

Total Call Options Written		$(2,740)

Issuer	Shares/Par
SECURITIES SOLD SHORT - (0.9)%
Computer Software - Systems - (0.2)%
Dell, Inc. (a)	(24,280)	$(343,562)

Electronics - (0.2)%
Cree, Inc. (a)	(11,530)	$(299,549)

Food & Beverages - (0.6)%
Campbell Soup Co.	(28,930)	$(936,464)

Total Securities Sold Short		$(1,579,575)

OTHER ASSETS, LESS LIABILITIES - 0.5%		819,846

NET ASSETS - 100.0%		$168,473,282

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At September 30, 2011, the value of securities pledged amounted to $1,564,980.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options.

4

MFS Research Series

Supplemental Information (Unaudited) 9/30/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$158,315,080	$—	$—	$158,315,080
Israel	2,170,807	—	—	2,170,807
United Kingdom	2,015,395	—	—	2,015,395
Netherlands	1,188,970	432,594	—	1,621,564
Canada	1,616,730	—	—	1,616,730
France	—	1,311,751	—	1,311,751
Hong Kong	—	609,917	—	609,917
Mutual Funds	1,643,219	—	—	1,643,219

Total Investments	$166,950,201	$2,354,262	$—	$169,304,463

Short Sales	$(1,579,575)	$—	$—	$(1,579,575)
Other Financial Instruments
Written Options	$(71,452)	$—	$—	$(71,452)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$178,007,091

Gross unrealized appreciation	$10,705,382
Gross unrealized depreciation	(19,408,010)

Net unrealized appreciation (depreciation)	$(8,702,628)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,282,271	32,474,509	(32,113,561)	1,643,219

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,090	$1,643,219

5

MFS® Research Bond Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Research Bond Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS - 96.0%
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 2020 (n)	$1,020,000	$1,086,300

Apparel Manufacturers - 0.2%
Phillips-Van Heusen Corp., 7.375%, 2020	$1,455,000	$1,516,837

Asset-Backed & Securitized - 8.0%
Anthracite Ltd., “A”, CDO, FRN, 0.593%, 2019 (z)	$1,405,196	$1,166,313
Anthracite Ltd., “B”, CDO, 5.488%, 2037 (z)	700,000	675,500
Anthracite Ltd., “BFL”, CDO, FRN, 1.234%, 2037 (z)	1,160,000	1,003,400
Anthracite Ltd., “CFL”, CDO, FRN, 1.484%, 2037 (z)	263,618	222,757
Anthracite Ltd., CDO, FRN, 1.084%, 2037 (z)	1,977,382	1,759,870
ARCap REIT, Inc., CDO, “F”, FRN, 6.044%, 2045 (d)(q)(z)	325,000	4,875
Bayview Commercial Asset Trust, FRN, 2.93%, 2036 (i)(z)	327,311	12,220
Bayview Commercial Asset Trust, FRN, 2.825%, 2036 (i)(z)	490,031	17,345
Bayview Commercial Asset Trust, FRN, 3.071%, 2036 (i)(z)	389,978	16,659
Bayview Commercial Asset Trust, FRN, 3.027%, 2036 (i)(z)	527,743	33,502
Bayview Commercial Asset Trust, FRN, 3.213%, 2037 (i)(z)	1,130,423	81,900
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	544,638	13,752
Bayview Commercial Asset Trust, FRN, 3.967%, 2036 (i)(z)	1,019,163	61,882
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	40,101	39,731
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040 (z)	177,038	100,244
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	776,339	766,635
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	1,677,300	1,559,889
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	4,500,342	4,638,957
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.398%, 2044	500,000	513,908
Commercial Mortgage Acceptance Corp., FRN, 2.051%, 2030 (i)	168,944	7,286
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046	1,361,478	1,428,938
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,250,000	2,354,026
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	375,725	391,445

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	$37,563	$34,073
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018 (z)	1,540,650	1,309,552
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	333,190	289,876
Crest Ltd., “B”, CDO, FRN, 1.602%, 2035 (z)	897,000	892,515
CWCapital LLC, 5.223%, 2048	600,000	624,592
Falcon Franchise Loan LLC, FRN, 3.91%, 2025 (i)(z)	127,089	9,290
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	31,282	32,059
FUEL Trust, 3.984%, 2016 (z)	1,773,000	1,736,019
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	1,175,000	1,174,583
GMAC LLC, FRN, 7.967%, 2034 (n)	110,000	98,351
GMAC LLC, FRN, 6.02%, 2033 (z)	26,872	27,391
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	1,205,000	1,217,884
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	777,852
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	4,865,701	5,044,900
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	3,564,937	3,775,418
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.572%, 2042 (n)	130,000	13,002
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051	4,621,335	4,902,747
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	3,630,395	3,793,875
KKR Financial CLO Ltd., “A1”, FRN, 0.523%, 2017 (z)	852,356	817,121
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.058%, 2030 (i)	178,645	3,489
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	851,000	816,960
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.021%, 2050	3,575,513	3,763,488
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	540,000	567,019
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030 (i)(n)	219,607	6,161
Preferred Term Securities XIX Ltd., CDO, FRN, 0.697%, 2035 (z)	461,292	276,775

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Prudential Securities Secured
Financing Corp., FRN, 7.318%, 2013 (z)	$1,596,000	$1,535,852
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	174,000	94,523
Smart Trust, “A2B”, FRN, 0.978%, 2013 (z)	713,000	712,997
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051	3,431,440	3,590,624
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2051	4,231,834	4,456,642

		$59,266,664

Automotive - 1.4%
Ford Motor Credit Co. LLC, 8%, 2014	$1,350,000	$1,431,274
Harley-Davidson Financial Services, 3.875%, 2016 (n)	3,270,000	3,365,095
Lear Corp., 8.125%, 2020	1,495,000	1,569,750
RCI Banque S.A., 4.6%, 2016 (n)	1,426,000	1,400,455
Toyota Motor Credit Corp., 3.4%, 2021	2,400,000	2,420,578

		$10,187,152

Banks & Diversified Financials (Covered Bonds) - 0.1%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$900,000	$901,588

Biotechnology - 0.2%
Life Technologies Corp., 5%, 2021	$1,542,000	$1,596,534

Broadcasting - 1.3%
Discovery Communications, Inc., 4.375%, 2021	$1,666,000	$1,721,408
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,525,000	1,528,812
NBCUniversal Media LLC, 5.95%, 2041	2,838,000	3,157,224
News America, Inc., 8.5%, 2025	152,000	199,607
News America, Inc., 6.15%, 2041	1,800,000	1,904,008
SIRIUS XM Radio, Inc., 13%, 2013 (n)	1,215,000	1,360,800

		$9,871,859

Brokerage & Asset Managers - 0.2%
INVESCO PLC, 5.625%, 2012	$191,000	$195,467
TD AMERITRADE Holding Corp., 5.6%, 2019	859,000	927,233

		$1,122,700

Building - 0.3%
Owens Corning, Inc., 6.5%, 2016	$2,292,000	$2,472,465

Cable TV - 2.1%
CCO Holdings LLC, 7.875%, 2018	$1,630,000	$1,658,525

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - continued
CSC Holdings LLC, 8.5%, 2014	$1,600,000	$1,726,000
DIRECTV Holdings LLC, 5.2%, 2020	2,110,000	2,272,957
DIRECTV Holdings LLC, 7.625%, 2016	2,517,000	2,705,775
Myriad International Holdings B.V., 6.375%, 2017 (n)	1,470,000	1,525,125
TCI Communications, Inc., 9.8%, 2012	72,000	73,943
Time Warner Cable, Inc., 4.125%, 2021	1,143,000	1,138,298
Time Warner Cable, Inc., 5%, 2020	2,000,000	2,124,564
Time Warner Cable, Inc., 4%, 2021	660,000	645,426
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	378,177
Virgin Media Finance PLC, 9.5%, 2016	1,350,000	1,458,000

		$15,706,790

Chemicals - 1.1%
Ashland, Inc., 9.125%, 2017	$2,120,000	$2,345,250
Dow Chemical Co., 8.55%, 2019	2,300,000	2,946,208
Lyondell Chemical Co., 11%, 2018	1,275,000	1,377,000
Nalco Co., 8.25%, 2017	1,700,000	1,853,000

		$8,521,458

Consumer Products - 0.5%
Hasbro, Inc., 6.35%, 2040	$1,500,000	$1,647,681
Newell Rubbermaid, Inc., 5.5%, 2013	1,971,000	2,083,962

		$3,731,643

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$1,147,000	$1,153,399

Containers - 0.2%
Greif, Inc., 7.75%, 2019	$1,575,000	$1,638,000

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$500,000	$592,166
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	354,000	357,882

		$950,048

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$1,180,000	$1,386,997

Emerging Market Quasi-Sovereign - 0.7%
Banco do Brasil S.A., 5.875%, 2022 (n)	$1,702,000	$1,621,155
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,659,000	1,707,317
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	2,026,000	1,722,100

		$5,050,572

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - 1.8%
Anadarko Petroleum Corp., 6.95%, 2019	$1,460,000	$1,693,635
Anadarko Petroleum Corp., 6.375%, 2017	653,000	732,551
Anadarko Petroleum Corp., 6.45%, 2036	1,280,000	1,353,970
Newfield Exploration Co., 6.625%, 2016	1,160,000	1,171,600
Newfield Exploration Co., 7.125%, 2018	740,000	765,900
Newfield Exploration Co., 5.75%, 2022	690,000	682,237
Nexen, Inc., 7.5%, 2039	1,459,000	1,708,763
Pioneer Natural Resources Co., 6.65%, 2017	1,760,000	1,884,062
Southwestern Energy Co., 7.5%, 2018	2,521,000	2,855,567
Talisman Energy, Inc., 7.75%, 2019	200,000	245,644

		$13,093,929

Energy - Integrated - 0.1%
ConocoPhillips, 6%, 2020	$740,000	$905,998

Financial Institutions - 0.8%
CIT Group, Inc., 6.625%, 2018 (n)	$1,641,000	$1,632,795
International Lease Finance Corp., 7.125%, 2018 (n)	1,190,000	1,194,462
International Lease Finance Corp., 5.75%, 2016	1,205,000	1,071,021
SLM Corp., 6.25%, 2016	2,039,000	2,001,348

		$5,899,626

Food & Beverages - 1.1%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,667,000	$3,463,604
Kraft Foods, Inc., 5.375%, 2020	859,000	972,148
Kraft Foods, Inc., 6.125%, 2018	550,000	645,585
Miller Brewing Co., 5.5%, 2013 (n)	1,310,000	1,405,622
Tyson Foods, Inc., 6.85%, 2016	1,760,000	1,914,000

		$8,400,959

Food & Drug Stores - 0.3%
CVS Caremark Corp., 5.75%, 2041	$2,100,000	$2,352,418

Forest & Paper Products - 0.4%
Fibria Overseas Finance, 6.75%, 2021 (n)	$509,000	$455,555
Georgia-Pacific Corp., 5.4%, 2020 (n)	2,374,000	2,415,108

		$2,870,663

Gaming & Lodging - 0.5%
Wyndham Worldwide Corp., 7.375%, 2020	$600,000	$665,153
Wyndham Worldwide Corp., 6%, 2016	2,905,000	3,038,319

		$3,703,472

Issuer	Shares/Par	Value ($)
BONDS - continued
Insurance - 1.2%
Aflac, Inc., 6.45%, 2040	$1,654,000	$1,643,115
American International Group, Inc., 6.4%, 2020	904,000	920,986
American International Group, Inc., 4.875%, 2016	1,168,000	1,119,759
ING Groep N.V., 5.775% to 2015, FRN to 2049	2,198,000	1,610,035
Metropolitan Life Global Funding, 5.125%, 2013 (n)	420,000	440,840
Metropolitan Life Global Funding, 5.125%, 2014 (n)	290,000	313,219
Unum Group, 7.125%, 2016	290,000	334,161
UnumProvident Corp., 6.85%, 2015 (n)	2,243,000	2,514,778

		$8,896,893

Insurance - Health - 0.4%
Humana, Inc., 7.2%, 2018	$2,482,000	$2,939,750

Insurance - Property & Casualty - 1.5%
Allied World Assurance, 5.5%, 2020	$740,000	$746,389
AXIS Capital Holdings Ltd., 5.75%, 2014	555,000	591,664
CNA Financial Corp., 5.875%, 2020	1,580,000	1,623,447
Marsh & McLennan Cos., Inc., 4.8%, 2021	2,400,000	2,516,299
PartnerRe Ltd., 5.5%, 2020	1,083,000	1,126,147
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	1,670,000	1,509,528
XL Group PLC, 6.5% to 2017, FRN to 2049	1,504,000	1,180,640
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	542,000	476,960
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	1,452,000	1,255,980

		$11,027,054

International Market Quasi-Sovereign - 1.0%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$1,150,000	$1,215,777
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	766,000	776,051
ING Bank N.V., 3.9%, 2014 (n)	1,500,000	1,606,537
NIBC Bank N.V., 2.8%, 2014 (z)	1,500,000	1,571,387
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	1,080,000	1,093,724
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	894,089

		$7,157,565

Local Authorities - 0.1%
California (Build America Bonds), 7.6%, 2040	$470,000	$581,479
California (Build America Bonds), 7.625%, 2040	360,000	443,779

		$1,025,258

3

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Machinery & Tools - 0.2%
Case New Holland, Inc., 7.875%, 2017	$1,225,000	$1,304,625

Major Banks - 3.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$120,000	$66,000
Bank of America Corp., 5.65%, 2018	4,300,000	4,082,992
Bank of America Corp., 5.625%, 2020	555,000	511,189
Bank of America Corp., 5.875%, 2021	1,670,000	1,560,879
Credit Suisse (USA), Inc., 6%, 2018	2,160,000	2,191,920
Goldman Sachs Group, Inc., 5.625%, 2017	336,000	325,943
Goldman Sachs Group, Inc., 7.5%, 2019	1,438,000	1,604,692
HSBC USA, Inc., 4.875%, 2020	1,090,000	1,022,272
JPMorgan Chase & Co., 4.25%, 2020	2,800,000	2,806,636
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	264,389
JPMorgan Chase Capital XXII, 6.45%, 2087	845,000	841,777
JPMorgan Chase Capital XXVII, 7%, 2039	221,000	221,796
Macquarie Group Ltd., 6%, 2020 (n)	448,000	424,786
Macquarie Group Ltd., 6.25%, 2021 (n)	1,400,000	1,323,769
Merrill Lynch & Co., Inc., 6.15%, 2013	1,170,000	1,170,563
Merrill Lynch & Co., Inc., 6.05%, 2016	1,569,000	1,411,998
Morgan Stanley, 5.5%, 2020	1,600,000	1,449,147
Morgan Stanley, 5.75%, 2016	944,000	931,915
Morgan Stanley, 5.5%, 2021	2,260,000	2,093,341
PNC Funding Corp., 5.625%, 2017	1,673,000	1,816,423
Wachovia Corp., 6.605%, 2025	164,000	182,919

		$26,305,346

Medical & Health Technology & Services - 0.3%
HCA, Inc., 7.875%, 2020	$1,505,000	$1,557,675
McKesson Corp., 5.7%, 2017	510,000	598,277

		$2,155,952

Metals & Mining - 1.9%
ArcelorMittal, 9.85%, 2019	$3,594,000	$4,072,257
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,542,000	1,653,795
Rio Tinto Finance (USA) Ltd., 3.75%, 2021	1,840,000	1,832,706
Southern Copper Corp., 6.75%, 2040	2,040,000	2,004,300
Teck Resources Ltd., 10.75%, 2019	1,167,000	1,449,998
Vale Overseas Ltd., 5.625%, 2019	1,896,000	1,985,112

Issuer	Shares/Par	Value ($)
BONDS - continued
Metals & Mining - continued
Vedanta Resources PLC, 6.75%, 2016 (z)	$1,068,000	$865,080

		$13,863,248

Mortgage-Backed - 20.9%
Fannie Mae, 4.55%, 2011	$110,850	$108,898
Fannie Mae, 4.86%, 2012 - 2015	193,637	201,199
Fannie Mae, 5.12%, 2012	54,383	54,548
Fannie Mae, 4.495%, 2013	279,286	287,975
Fannie Mae, 4.845%, 2013	47,376	49,539
Fannie Mae, 5.159%, 2013	1,346,875	1,428,222
Fannie Mae, 4.563%, 2014	103,992	110,797
Fannie Mae, 4.6%, 2014 - 2015	102,198	109,991
Fannie Mae, 4.609%, 2014	66,186	70,463
Fannie Mae, 4.77%, 2014 - 2019	486,902	542,861
Fannie Mae, 4.88%, 2014 - 2020	202,878	219,295
Fannie Mae, 4.53%, 2015	99,443	107,991
Fannie Mae, 4.56%, 2015	51,857	55,990
Fannie Mae, 4.665%, 2015	35,526	38,448
Fannie Mae, 4.69%, 2015	154,329	166,866
Fannie Mae, 4.7%, 2015	325,946	354,497
Fannie Mae, 4.74%, 2015	46,497	50,541
Fannie Mae, 4.78%, 2015	99,388	108,565
Fannie Mae, 4.815%, 2015	52,079	56,762
Fannie Mae, 4.85%, 2015	165,032	178,879
Fannie Mae, 4.87%, 2015	32,171	35,036
Fannie Mae, 4.89%, 2015	91,132	99,658
Fannie Mae, 4.893%, 2015	67,801	74,494
Fannie Mae, 4.94%, 2015	120,000	131,538
Fannie Mae, 5.1%, 2015	275,000	293,497
Fannie Mae, 5.466%, 2015	784,057	868,677
Fannie Mae, 5.08%, 2016	352,543	389,307
Fannie Mae, 5.09%, 2016	115,148	127,252
Fannie Mae, 5.152%, 2016	3,185,665	3,574,114
Fannie Mae, 5.35%, 2016 - 2023	854,779	957,499
Fannie Mae, 5.395%, 2016	128,881	143,635
Fannie Mae, 5.424%, 2016	1,138,704	1,267,476
Fannie Mae, 5.724%, 2016	1,607,688	1,784,800
Fannie Mae, 2.71%, 2017	392,249	402,286
Fannie Mae, 3.308%, 2017	1,388,561	1,462,067
Fannie Mae, 4.989%, 2017	149,477	161,645
Fannie Mae, 5.05%, 2017	254,322	282,674
Fannie Mae, 5.28%, 2017	137,456	153,902
Fannie Mae, 5.488%, 2017	948,140	1,079,373
Fannie Mae, 5.5%, 2017 - 2040	18,438,892	20,077,325
Fannie Mae, 5.54%, 2017	104,895	117,080
Fannie Mae, 5.65%, 2017	156,981	174,537
Fannie Mae, 3.84%, 2018	695,541	747,944
Fannie Mae, 3.99%, 2018	600,000	649,594
Fannie Mae, 5.341%, 2018	500,605	571,947
Fannie Mae, 5.18%, 2019	130,159	147,560
Fannie Mae, 5.51%, 2019	194,652	219,901
Fannie Mae, 5%, 2020 - 2040	12,867,374	13,881,597
Fannie Mae, 5.19%, 2020	191,199	214,807
Fannie Mae, 6%, 2022 - 2038	16,753,628	18,430,543
Fannie Mae, 4%, 2024 - 2025	2,219,307	2,345,427
Fannie Mae, 4.5%, 2024 - 2040	11,882,576	12,645,810
Fannie Mae, 4.5%, 2025	735,942	784,655
Fannie Mae, 6.5%, 2032 - 2033	28,169	31,697
Freddie Mac, 3.882%, 2017	1,836,000	1,983,758
Freddie Mac, 5%, 2017 - 2040	4,954,644	5,343,172

4

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Freddie Mac, 3.154%, 2018	$935,000	$979,038
Freddie Mac, 5.5%, 2019 - 2038	4,267,086	4,663,102
Freddie Mac, 2.757%, 2020	1,415,091	1,472,522
Freddie Mac, 3.32%, 2020	2,903,256	3,076,285
Freddie Mac, 4.251%, 2020	807,000	892,937
Freddie Mac, 4%, 2025 - 2040	15,029,339	15,777,146
Freddie Mac, 4.5%, 2025 - 2028	1,977,823	2,076,270
Freddie Mac, 6%, 2034 - 2038	1,357,403	1,507,234
Ginnie Mae, 4%, 2032 - 2040	4,384,583	4,694,135
Ginnie Mae, 6%, 2036 - 2039	2,073,886	2,318,115
Ginnie Mae, 5.5%, 2038 - 2040	3,979,654	4,403,673
Ginnie Mae, 4.5%, 2039 - 2041	15,341,433	16,717,737

		$154,536,805

Natural Gas - Pipeline - 0.9%
Energy Transfer Partners LP, 4.65%, 2021	$2,096,000	$1,989,630
Enterprise Products Operating LP, 4.05%, 2022	1,262,000	1,264,301
Enterprise Products Operating LP, 5.65%, 2013	227,000	240,113
Kinder Morgan Energy Partners LP, 6.375%, 2041	2,240,000	2,377,787
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	123,825
Spectra Energy Capital LLC, 8%, 2019	613,000	770,274

		$6,765,930

Network & Telecom - 1.4%
AT&T, Inc., 5.35%, 2040	$1,770,000	$1,850,186
AT&T, Inc., 5.55%, 2041	920,000	990,489
Centurylink, Inc., 6.45%, 2021	2,360,000	2,186,814
Frontier Communications Corp., 8.5%, 2020	861,000	835,170
Telecom Italia Capital, 7.175%, 2019	770,000	772,000
Telefonica Emisiones S.A.U., 5.134%, 2020	1,471,000	1,370,011
Telefonica Emisiones S.A.U., 5.462%, 2021	760,000	721,682
Verizon New York, Inc., 6.875%, 2012	1,317,000	1,355,272

		$10,081,624

Oil Services - 0.5%
Nabors Industries, Inc., 5%, 2020	$2,230,000	$2,273,762
Transocean, Inc., 6%, 2018	610,000	649,518
Transocean, Inc., 6.5%, 2020	760,000	829,310

		$3,752,590

Oils - 0.2%
LUKOIL International Finance
B.V., 6.125%, 2020 (n)	$1,980,000	$1,841,400

Other Banks & Diversified Financials - 2.8%
Banco Santander U.S. Debt
S.A.U., 3.781%, 2015 (n)	$1,500,000	$1,336,347
Capital One Financial Corp., 8.8%, 2019	893,000	1,052,057

Issuer	Shares/Par	Value ($)
BONDS - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp., 6.15%, 2016	$1,970,000	$2,086,853
Citigroup, Inc., 8.5%, 2019	4,160,000	5,024,531
Citigroup, Inc., 6.125%, 2018	1,810,000	1,941,413
Discover Bank, 7%, 2020	3,420,000	3,625,019
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	472,000	457,982
HSBC Holdings PLC, 5.1%, 2021	2,481,000	2,554,810
Santander Holdings USA, Inc., 4.625%, 2016	480,000	462,425
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,070,000	1,037,900
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,249,000	927,382

		$20,506,719

Pharmaceuticals - 0.1%
Celgene Corp., 2.45%, 2015	$743,000	$750,177

Pollution Control - 0.2%
Allied Waste North America, Inc., 6.875%, 2017	$1,250,000	$1,335,937

Precious Metals & Minerals - 0.2%
Teck Resources Ltd., 4.75%, 2022	$1,812,000	$1,844,618

Real Estate - 1.3%
HCP, Inc., REIT, 5.375%, 2021	$1,134,000	$1,137,784
HRPT Properties Trust, REIT, 6.25%, 2016	1,689,000	1,812,996
Kimco Realty Corp., REIT, 5.783%, 2016	1,794,000	1,942,977
Liberty Property LP, REIT, 5.5%, 2016	1,013,000	1,103,489
Simon Property Group, Inc., REIT, 10.35%, 2019	1,313,000	1,756,283
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,510,000	1,677,864

		$9,431,393

Retailers - 0.5%
Home Depot, Inc., 5.95%, 2041	$2,024,000	$2,407,230
Wesfarmers Ltd., 6.998%, 2013 (n)	1,000,000	1,074,099

		$3,481,329

Specialty Stores - 0.5%
Advance Auto Parts, Inc., 5.75%, 2020	$1,512,000	$1,681,731
Best Buy Co., Inc., 6.75%, 2013	1,660,000	1,781,124

		$3,462,855

Supranational - 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$62,362

Telecommunications - Wireless - 1.0%
America Movil S.A.B. de C.V., 6.125%, 2040	$510,000	$530,400

5

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
America Movil S.A.B. de C.V., 2.375%, 2016	$837,000	$809,379
American Tower Corp., 4.5%, 2018	3,373,000	3,376,815
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,096,000	1,231,903
Crown Castle Towers LLC, 4.883%, 2020 (n)	900,000	936,706
Rogers Cable, Inc., 5.5%, 2014	734,000	802,015

		$7,687,218

Tobacco - 1.6%
Altria Group, Inc., 9.95%, 2038	$2,202,000	$3,138,033
Lorillard Tobacco Co., 8.125%, 2019	3,555,000	4,164,707
Lorillard Tobacco Co., 7%, 2041	321,000	340,666
Reynolds American, Inc., 7.25%, 2012	800,000	831,599
Reynolds American, Inc., 6.75%, 2017	2,900,000	3,342,488

		$11,817,493

Transportation - Services - 0.5%
Erac USA Finance Co., 7%, 2037 (n)	$1,674,000	$1,992,805
Hertz Corp., 7.5%, 2018	1,695,000	1,618,725

		$3,611,530

U.S. Government Agencies and Equivalents - 4.5%
Bank of America Corp., FRN, 0.735%, 2012 (m)	$2,353,000	$2,360,972
Citigroup, Inc., FRN, 0.582%, 2012 (m)	5,650,000	5,662,018
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	396,000	391,094
General Electric Capital Corp., FRN, 0.219%, 2012 (m)	3,034,000	3,034,246
Goldman Sachs Group, Inc., FRN, 0.547%, 2012 (m)	1,157,000	1,157,546
JPMorgan Chase & Co., FRN, 0.608%, 2012 (m)	5,650,000	5,674,419
Morgan Stanley, FRN, 0.701%, 2012 (m)	5,173,000	5,187,484
National Credit Union Administration Guaranteed Note, 2.9%, 2020	980,000	1,027,029
PNC Funding Corp., FRN, 0.445%, 2012 (m)	2,960,000	2,965,494
Small Business Administration, 3.25%, 2030	917,757	946,833
Small Business Administration, 4.34%, 2024	105,578	113,550
Small Business Administration, 4.43%, 2029	1,073,137	1,168,429
Small Business Administration, 4.86%, 2025	182,177	198,777
Small Business Administration, 4.625%, 2025	178,897	194,142
Small Business Administration, 5.11%, 2025	146,659	160,954

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.93%, 2024	$75,541	$82,297
Small Business Administration, 4.99%, 2024	85,078	93,017
Small Business Administration, 2.85%, 2031	1,824,000	1,842,619
Wells Fargo & Co., FRN, 0.567%, 2012 (m)	1,289,000	1,289,075

		$33,549,995

U.S. Treasury Obligations - 25.3%
U.S. Treasury Bonds, 6.25%, 2023	$177,000	$252,280
U.S. Treasury Bonds, 6%, 2026	373,000	534,089
U.S. Treasury Bonds, 6.75%, 2026	19,000	29,150
U.S. Treasury Bonds, 5.25%, 2029	2,468,000	3,370,747
U.S. Treasury Bonds, 4.5%, 2036	116,000	150,202
U.S. Treasury Bonds, 5%, 2037	1,889,000	2,629,843
U.S. Treasury Bonds, 4.5%, 2039	26,925,600	35,243,079
U.S. Treasury Notes, 1.375%, 2012	29,663,800	29,806,335
U.S. Treasury Notes, 1.375%, 2012	55,890,000	56,313,534
U.S. Treasury Notes, 3.125%, 2013	201,000	212,338
U.S. Treasury Notes, 1.875%, 2014	24,639,000	25,524,476
U.S. Treasury Notes, 1.875%, 2014	14,184,000	14,723,659
U.S. Treasury Notes, 2.125%, 2015	975,000	1,028,849
U.S. Treasury Notes, 5.125%, 2016	167,000	199,343
U.S. Treasury Notes, 3.5%, 2020	12,052,000	13,802,312
U.S. Treasury Notes, TIPS, 2%, 2014	767,987	815,266
U.S. Treasury Notes, TIPS, 1.625%, 2015	816,539	878,673
U.S. Treasury Notes, TIPS, 2%, 2016	1,400,330	1,556,336

		$187,070,511

Utilities - Electric Power - 1.5%
CenterPoint Energy, Inc., 5.95%, 2017	$540,000	$612,170
EDP Finance B.V., 6%, 2018 (n)	2,600,000	2,060,479
Enel Finance International S.A., 6%, 2039 (n)	1,442,000	1,215,560
Exelon Corp., 4.9%, 2015	2,042,000	2,210,244
PPL WEM Holdings PLC, 5.375%, 2021 (n)	2,909,000	3,098,556
TECO Energy, Inc., 5.15%, 2020	1,810,000	1,988,075
Waterford 3 Funding Corp., 8.09%, 2017	60,492	60,537

		$11,245,621

Total Bonds		$710,899,869

6

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	15,947,435	$15,947,435

Total Investments		$726,847,304

OTHER ASSETS, LESS LIABILITIES - 1.8%		13,662,186

NET ASSETS - 100.0%		$740,509,490

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $56,791,211 representing 7.7% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “F”, FRN, 6.044%, 2045	12/07/06	$331,971	$4,875
Anthracite Ltd., “A”, CDO, FRN, 0.593%, 2019	1/15/10 - 8/11/11	1,056,375	1,166,313
Anthracite Ltd., “B”, CDO, 5.488%, 2037	12/09/10	689,719	675,500
Anthracite Ltd., “BFL”, CDO, FRN, 1.234%, 2037	12/09/10	1,058,279	1,003,400
Anthracite Ltd., “CFL”, CDO, FRN, 1.484%, 2037	3/03/11	248,586	222,757
Anthracite Ltd., CDO, FRN, 1.084%, 2037	2/24/10 - 3/03/11	1,799,291	1,759,870
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	42,001	13,752
Bayview Commercial Asset Trust, FRN, 2.93%, 2036	3/29/06	32,007	12,220
Bayview Commercial Asset Trust, FRN, 2.825%, 2036	2/28/06	42,919	17,345
Bayview Commercial Asset Trust, FRN, 3.071%, 2036	5/16/06	29,319	16,659
Bayview Commercial Asset Trust, FRN, 3.967%, 2036	9/11/06	132,835	61,882
Bayview Commercial Asset Trust, FRN, 3.027%, 2036	10/25/06	73,130	33,502
Bayview Commercial Asset Trust, FRN, 3.213%, 2037	1/26/07	99,488	81,900
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040	3/01/06	177,038	100,244
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10 - 3/25/11	1,543,811	1,559,889
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018	1/21/10 - 8/11/11	1,231,639	1,309,552
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	276,272	289,876
Crest Ltd., “B”, CDO, FRN, 1.602%, 2035	1/12/10	754,932	892,515
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	765,189	776,051
FUEL Trust, 3.984%, 2016	6/14/11 - 6/29/11	1,767,928	1,736,019
Falcon Franchise Loan LLC, FRN, 3.91%, 2025	1/29/03	10,861	9,290
GMAC LLC, FRN, 6.02%, 2033	3/20/02	17,208	27,391
KKR Financial CLO Ltd., “A1”, FRN, 0.523%, 2017	4/11/11	816,832	817,121
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10	801,645	816,960
NIBC Bank N.V., 2.8%, 2014	11/24/09	1,497,874	1,571,387
Preferred Term Securities XIX Ltd., CDO, FRN, 0.697%, 2035	9/08/05 - 3/28/11	327,211	276,775
Prudential Securities Secured Financing Corp., FRN, 7.318%, 2013	12/06/04 - 8/11/11	1,585,938	1,535,852

7

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Research Bond Series

Restricted Securities - continued	Acquisition Date	Cost	Value
Smart Trust, “A2B”, FRN, 0.978%, 2013	3/10/11	$713,000	$712,997
Vedanta Resources PLC, 6.75%, 2016	5/26/11	1,068,000	865,080

Total Restricted Securities			$18,366,974
% of Net assets			2.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Research Bond Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$220,620,506	$—	$220,620,506
Non-U.S. Sovereign Debt	—	12,270,499	—	12,270,499
Corporate Bonds	—	208,018,120	—	208,018,120
Residential Mortgage-Backed Securities	—	154,705,132	—	154,705,132
Commercial Mortgage-Backed Securities	—	42,594,572	—	42,594,572
Asset-Backed Securities (including CDOs)	—	16,503,765	—	16,503,765
Foreign Bonds	—	56,187,275	—	56,187,275
Mutual Funds	15,947,435	—	—	15,947,435

Total Investments	$15,947,435	$710,899,869	$—	$726,847,304

For further information regarding security characteristics, see the Portfolio of Investments.

9

MFS Research Bond Series

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$704,717,167

Gross unrealized appreciation	$29,782,165
Gross unrealized depreciation	(7,652,028)

Net unrealized appreciation (depreciation)	$22,130,137

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,107,357	252,744,403	(244,904,325)	15,947,435

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,410	$15,947,435

10

MFS® Research International Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Research International Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.6%
Aerospace - 0.7%
Rolls Royce Holdings PLC	87,823	$805,228

Alcoholic Beverages - 1.5%
Heineken N.V.	37,371	$1,670,090

Apparel Manufacturers - 1.4%
Li & Fung Ltd.	352,000	$577,913
LVMH Moet Hennessy Louis Vuitton S.A.	7,568	1,003,568

		$1,581,481

Automotive - 3.6%
Bayerische Motoren Werke AG	19,303	$1,279,022
DENSO Corp.	34,400	1,102,584
GKN PLC	202,916	548,584
Honda Motor Co. Ltd.	37,400	1,096,567

		$4,026,757

Broadcasting - 1.6%
Nippon Television Network Corp.	6,190	$893,603
Publicis Groupe S.A.	21,986	920,483

		$1,814,086

Brokerage & Asset Managers - 1.0%
Deutsche Boerse AG (a)	15,682	$787,484
Nomura Holdings, Inc.	110,400	402,288

		$1,189,772

Business Services - 2.3%
Cognizant Technology Solutions
Corp., “A” (a)	9,910	$621,357
Compass Group PLC	51,770	418,637
Mitsubishi Corp.	47,100	959,176
Nomura Research, Inc.	29,100	661,467

		$2,660,637

Chemicals - 0.5%
Nufarm Ltd. (a)	135,613	$551,141

Computer Software - 0.8%
Dassault Systems S.A.	12,498	$882,479

Computer Software - Systems - 2.0%
Canon, Inc.	32,200	$1,457,760
Konica Minolta Holdings, Inc.	111,500	763,849

		$2,221,609

Conglomerates - 0.5%
Hutchison Whampoa Ltd.	72,000	$532,993

Consumer Products - 1.6%
Kimberly-Clark de Mexico S.A. de C.V., “A”	92,140	$473,707
Reckitt Benckiser Group PLC	26,590	1,344,308

		$1,818,015

Electrical Equipment - 3.1%
Legrand S.A.	11,258	$350,968
Schneider Electric S.A.	23,272	1,252,931

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - continued
Siemens AG	20,988	$1,896,102

		$3,500,001

Electronics - 1.8%
ASML Holding N.V.	11,382	$395,504
Samsung Electronics Co. Ltd.	803	562,512
Taiwan Semiconductor Manufacturing Co. Ltd.	492,174	1,115,148

		$2,073,164

Energy - Independent - 2.6%
Bankers Petroleum Ltd. (a)	60,333	$201,513
Cairn Energy PLC (a)	79,722	345,506
INPEX Corp.	272	1,676,174
Reliance Industries Ltd.	47,053	766,457

		$2,989,650

Energy - Integrated - 5.2%
BG Group PLC	54,383	$1,035,578
BP PLC	298,954	1,793,098
Royal Dutch Shell PLC, “A”	98,638	3,059,290

		$5,887,966

Engineering - Construction - 2.0%
JGC Corp.	58,000	$1,424,163
Keppel Corp. Ltd.	91,900	538,307
Outotec Oyj	9,881	351,368

		$2,313,838

Food & Beverages - 4.8%
Groupe Danone	32,853	$2,021,814
Nestle S.A.	61,588	3,385,512

		$5,407,326

Food & Drug Stores - 2.2%
Lawson, Inc.	22,500	$1,271,715
Tesco PLC	213,784	1,250,520

		$2,522,235

Gaming & Lodging - 0.8%
Sands China Ltd. (a)	387,600	$891,474

Insurance - 4.0%
AIA Group Ltd.	276,000	$781,186
Amlin PLC	36,099	158,221
Hiscox Ltd.	83,389	476,154
ING Groep N.V. (a)	174,918	1,231,075
SNS REAAL Groep N.V. (a)	101,299	251,568
Swiss Re Ltd.	34,285	1,595,694

		$4,493,898

Machinery & Tools - 3.0%
BEML Ltd.	1,406	$13,083
Glory Ltd.	44,500	1,041,263
Joy Global, Inc.	13,100	817,178
Schindler Holding AG	11,972	1,281,865
Sinotruk Hong Kong Ltd.	416,500	234,092

		$3,387,481

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - 10.8%
Barclays PLC	296,703	$728,354
BNP Paribas	39,616	1,568,095
Credit Suisse Group AG	38,880	1,008,904
Erste Group Bank AG	24,410	622,186
HSBC Holdings PLC	252,040	1,920,883
Julius Baer Group Ltd.	21,412	713,546
KBC Group N.V.	20,749	477,568
Mitsubishi UFJ Financial Group, Inc.	77,600	348,779
National Australia Bank Ltd.	29,760	632,278
Standard Chartered PLC	72,557	1,448,193
Sumitomo Mitsui Financial Group, Inc.	44,800	1,264,350
Westpac Banking Corp.	76,970	1,479,369

		$12,212,505

Medical & Health Technology & Services - 2.7%
Diagnosticos da America S.A.	64,700	$550,221
Miraca Holdings, Inc.	36,300	1,595,777
Rhoen-Klinikum AG	45,083	912,719

		$3,058,717

Medical Equipment - 0.9%
Sonova Holding AG	6,560	$591,963
Synthes, Inc. (n)	2,864	463,080

		$1,055,043

Metals & Mining - 3.6%
Iluka Resources Ltd.	65,766	$768,916
Rio Tinto Ltd.	41,670	1,840,351
Steel Authority of India Ltd.	94,832	203,151
Sumitomo Metal Industries Ltd.	158,000	327,195
Teck Resources Ltd., “B”	30,293	893,844

		$4,033,457

Natural Gas - Distribution - 1.0%
Tokyo Gas Co. Ltd.	244,000	$1,136,561

Network & Telecom - 1.1%
Ericsson, Inc., “B”	127,583	$1,222,451

Oil Services - 0.9%
AMEC PLC	35,090	$441,354
Technip	7,010	560,996

		$1,002,350

Other Banks & Diversified Financials - 4.9%
Aeon Credit Service Co. Ltd.	60,500	$928,008
Banco Santander Brasil S.A., ADR	78,400	573,888
China Construction Bank	1,059,780	632,379
HDFC Bank Ltd., ADR	23,090	673,074
ICICI Bank Ltd.	57,276	1,007,228
Komercni Banka A.S.	3,634	677,700
Sberbank of Russia	305,280	660,167
United Overseas Bank Ltd.	35,000	450,504

		$5,602,948

Pharmaceuticals - 6.3%
Bayer AG	36,259	$1,992,649
Roche Holding AG	17,263	2,777,301
Sanofi-Aventis	14,147	928,879

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Pharmaceuticals - continued
Santen, Inc.	33,900	$1,416,758

		$7,115,587

Precious Metals & Minerals - 0.7%
Newcrest Mining Ltd.	23,319	$769,042

Railroad & Shipping - 0.7%
East Japan Railway Co.	12,400	$752,922

Real Estate - 0.9%
GSW Immobilien AG (a)	11,572	$328,536
Hang Lung Properties Ltd.	219,000	640,608

		$969,144

Specialty Chemicals - 4.0%
Akzo Nobel N.V.	35,903	$1,587,196
Chugoku Marine Paints Ltd.	49,000	356,729
Linde AG	13,410	1,788,526
Nippon Paint Co. Ltd.	53,000	426,253
Symrise AG	16,432	381,799

		$4,540,503

Specialty Stores - 1.5%
Hennes & Mauritz AB, “B”	25,530	$762,610
Industria de Diseno Textil S.A.	11,348	971,817

		$1,734,427

Telecommunications - Wireless - 3.8%
KDDI Corp.	240	$1,648,340
Tim Participacoes S.A., ADR	16,740	394,394
Vodafone Group PLC	867,980	2,241,424

		$4,284,158

Telephone Services - 3.1%
China Unicom Ltd.	568,000	$1,159,821
Royal KPN N.V.	93,323	1,228,554
Telecom Italia S.p.A.	283,463	307,799
Telecom Italia S.p.A.	798,006	775,288

		$3,471,462

Tobacco - 1.1%
Japan Tobacco, Inc.	279	$1,301,668

Trucking - 1.6%
Yamato Holdings Co. Ltd.	97,400	$1,772,705

Utilities - Electric Power - 3.0%
CEZ AS	20,324	$783,191
Energias de Portugal S.A.	259,894	798,224
Fortum Corp.	41,089	964,945
International Power PLC	98,222	465,295
Tractebel Energia S.A.	27,320	379,233

		$3,390,888

Total Common Stocks		$112,647,859

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	571,388	$571,388

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Research International Series

Total Investments	$113,219,247

OTHER ASSETS, LESS LIABILITIES - (0.1)%	(59,248)

NET ASSETS - 100.0%	$113,159,999

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $463,080 representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third -party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$26,026,655	$—	$26,026,655
United Kingdom	—	20,320,979	—	20,320,979
Switzerland	1,281,865	10,536,000	—	11,817,865
France	—	9,490,211	—	9,490,211
Germany	—	9,366,837	—	9,366,837
Netherlands	—	6,363,986	—	6,363,986
Australia	769,042	3,431,704	—	4,200,746
Hong Kong	—	3,424,173	—	3,424,173
India	673,074	1,989,919	—	2,662,993
Other Countries	6,366,226	12,607,188	—	18,973,414
Mutual Funds	571,388	—	—	571,388
Total Investments	$9,661,595	$103,557,652	$—	$113,219,247

4

MFS Research International Series

Supplemental Information (Unaudited) 9/30/11 - continued

For further information regarding security characteristics, see the Portfolio of Investments

Of the level 2 investments presented above, equity investments amounting to $82,377,605 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$137,250,718

Gross unrealized appreciation	$2,759,008
Gross unrealized depreciation	(26,790,479)

Net unrealized appreciation (depreciation)	$(24,031,471)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	208,772	22,390,617	(22,028,001)	571,388

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,071	$571,388

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

Japan	23.0%
United Kingdom	17.9%
Swizerland	10.4%
France	8.4%
Germany	8.3%
Netherlands	5.6%
Australia	3.7%
Hong Kong	3.0%
India	2.4%
Other Countries	17.3%

5

MFS® Strategic Income Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Strategic Income Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS - 92.3%
Aerospace - 0.7%
BE Aerospace, Inc., 8.5%, 2018	$30,000	$32,100
Bombardier, Inc., 7.5%, 2018 (n)	55,000	58,025
Bombardier, Inc., 7.75%, 2020 (n)	20,000	21,300
CPI International, Inc., 8%, 2018	35,000	31,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	40,000	17,000
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	60,000	55,650

		$215,575

Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.677%, 2013	$94,866	$91,071

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$20,000	$21,150
Hanesbrands, Inc., 6.375%, 2020	20,000	19,400
Phillips-Van Heusen Corp., 7.375%, 2020	35,000	36,488

		$77,038

Asset-Backed & Securitized - 2.7%
ARCap REIT, Inc., CDO, “H”, FRN, 6.032%, 2045 (a)(d)(z)	$27,345	$3
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040 (z)	177,038	100,244
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	107,376	106,034
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018 (z)	85,433	72,618
Crest Ltd., CDO, 7%, 2040 (a)	149,414	7,471
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	40,558	40,513
Falcon Franchise Loan LLC, FRN, 3.91%, 2025 (i)(z)	206,974	15,130
First Union National Bank Commercial Mortgage Trust, FRN, 1.746%, 2043 (i)(z)	80,152	3
First Union-Lehman Brothers Bank of America, FRN, 0.591%, 2035 (i)	1,082,891	17,897
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	73,633	75,461
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	100,000	103,666
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.058%, 2030 (i)	291,994	5,702
Morgan Stanley Capital I, Inc., FRN, 1.383%, 2039 (i)(z)	714,676	15,008
Prudential Securities Secured Financing Corp., FRN, 7.318%, 2013 (z)	171,000	164,556

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Salomon Brothers Mortgage Securities, Inc., FRN, 7.283%, 2032 (z)	$134,179	$138,849

		$863,155

Automotive - 1.5%
Accuride Corp., 9.5%, 2018	$50,000	$46,000
Allison Transmission, Inc., 7.125%, 2019 (n)	45,000	40,725
Ford Motor Co., 7.45%, 2031	20,000	22,578
Ford Motor Credit Co. LLC, 12%, 2015	100,000	120,000
General Motors Financial Co., Inc., 6.75%, 2018 (n)	25,000	24,500
Harley-Davidson Financial Services, 3.875%, 2016 (n)	130,000	133,781
RCI Banque S.A., 4.6%, 2016 (n)	90,000	88,388

		$475,972

Banks & Diversified Financials (Covered Bonds) - 0.5%
Bank of Nova Scotia, 1.45%, 2013 (n)	$150,000	$151,492

Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$35,000	$36,575

Broadcasting - 2.3%
Allbritton Communications Co., 8%, 2018	$30,000	$28,200
AMC Networks, Inc., 7.75%, 2021 (n)	21,000	21,525
CBS Corp., 5.75%, 2020	20,000	22,010
Clear Channel Communications, Inc., 9%, 2021	32,000	23,760
EH Holding Corp., 7.625%, 2021 (n)	20,000	19,250
Gray Television, Inc., 10.5%, 2015	10,000	9,050
Intelsat Bermuda Ltd., 11.25%, 2017	55,000	47,713
Intelsat Jackson Holdings Ltd., 9.5%, 2016	105,000	106,444
LBI Media, Inc., 8.5%, 2017 (z)	30,000	18,900
Liberty Media Corp., 8.5%, 2029	30,000	28,650
Local TV Finance LLC, 9.25%, 2015 (p)(z)	51,074	46,988
NBCUniversal Media LLC, 5.95%, 2041	113,000	125,710
Newport Television LLC, 13%, 2017 (n)(p)	17,383	16,207
Nexstar Broadcasting Group, Inc., 8.875%, 2017	15,000	14,813
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	15,000	15,750
Sinclair Broadcast Group, Inc., 8.375%, 2018	5,000	4,925
SIRIUS XM Radio, Inc., 13%, 2013 (n)	20,000	22,400
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	20,000	21,650

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	$50,000	$50,500
Univision Communications, Inc., 6.875%, 2019 (n)	45,000	40,050
Univision Communications, Inc., 7.875%, 2020 (n)	15,000	14,063
Univision Communications, Inc., 8.5%, 2021 (n)	20,000	15,600

		$714,158

Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 7.875%, 2015	$30,000	$29,100
E*TRADE Financial Corp., 12.5%, 2017	10,000	11,275
TD AMERITRADE Holding Corp., 5.6%, 2019	200,000	215,887

		$256,262

Building - 0.7%
Associated Materials LLC, 9.125%, 2017	$10,000	$8,100
Building Materials Holding Corp., 6.875%, 2018 (n)	15,000	14,550
Building Materials Holding Corp., 7%, 2020 (n)	15,000	14,961
Building Materials Holding Corp., 6.75%, 2021 (n)	10,000	9,500
CRH PLC, 8.125%, 2018	80,000	93,572
Nortek, Inc., 10%, 2018 (n)	5,000	4,625
Nortek, Inc., 8.5%, 2021 (n)	55,000	44,275
Owens Corning, 9%, 2019	25,000	29,517
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)	5,000	4,713

		$223,813

Business Services - 0.4%
Ceridian Corp., 12.25%, 2015 (p)	$20,000	$16,100
iGate Corp., 9%, 2016 (n)	25,000	23,250
Interactive Data Corp., 10.25%, 2018	35,000	37,625
Iron Mountain, Inc., 8.375%, 2021	25,000	25,500
SunGard Data Systems, Inc., 10.25%, 2015	26,000	26,260
SunGard Data Systems, Inc., 7.375%, 2018	10,000	9,300

		$138,035

Cable TV - 2.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$5,000	$5,038
Cablevision Systems Corp., 8.625%, 2017	25,000	26,031
Cablevision Systems Corp., 8%, 2020	15,000	15,261
CCH II LLC, 13.5%, 2016	35,000	39,900
CCO Holdings LLC, 7.875%, 2018	55,000	55,961
CCO Holdings LLC, 8.125%, 2020	35,000	36,400
Cequel Communications Holdings, 8.625%, 2017 (n)	15,000	14,850

Issuer	Shares/Par		Value ($)
BONDS - continued
Cable TV - continued
CSC Holdings LLC, 8.5%, 2014		$20,000	$21,575
DIRECTV Holdings LLC, 5.875%, 2019		40,000	45,004
Insight Communications Co., Inc., 9.375%, 2018 (n)		30,000	33,600
Mediacom LLC, 9.125%, 2019		30,000	29,850
Myriad International Holdings B.V., 6.375%, 2017 (n)		100,000	103,750
TCI Communications, Inc., 9.8%, 2012		81,000	83,186
Time Warner Cable, Inc., 8.25%, 2019		120,000	150,267
Videotron LTEE, 6.875%, 2014		15,000	15,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	50,000	64,475

			$740,148

Chemicals - 2.0%
Celanese U.S. Holdings LLC, 6.625%, 2018		$55,000	$56,856
Dow Chemical Co., 8.55%, 2019		170,000	217,763
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		55,000	45,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		5,000	3,663
Huntsman International LLC, 8.625%, 2021		50,000	47,875
Lyondell Chemical Co., 11%, 2018		124,207	134,144
Momentive Performance Materials, Inc., 12.5%, 2014		44,000	44,880
Momentive Performance Materials, Inc., 11.5%, 2016		32,000	26,880
Nalco Co., 8.25%, 2017		10,000	10,900
Polypore International, Inc., 7.5%, 2017		30,000	30,150

			$618,486

Computer Software - 0.3%
Lawson Software, Inc., 11.5%, 2018 (n)		$35,000	$31,150
Oracle Corp., 5.375%, 2040 (n)		66,000	76,560

			$107,710

Computer Software - Systems - 0.3%
CDW LLC, 8.5%, 2019 (n)		$40,000	$35,200
CDW LLC/CDW Finance Corp., 12.535%, 2017		10,000	9,550
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		30,000	31,050
Eagle Parent, Inc., 8.625%, 2019 (n)		15,000	13,575

			$89,375

Conglomerates - 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)		$50,000	$51,750
Dynacast International LLC, 9.25%, 2019 (z)		20,000	18,100
Griffon Corp., 7.125%, 2018		30,000	26,475

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Conglomerates - continued
Pinafore LLC, 9%, 2018 (n)	$54,000	$55,350

		$151,675

Consumer Products - 0.7%
Easton-Bell Sports, Inc., 9.75%, 2016	$30,000	$31,350
Elizabeth Arden, Inc., 7.375%, 2021	25,000	25,000
Libbey Glass, Inc., 10%, 2015	27,000	28,283
Visant Corp., 10%, 2017	25,000	23,125
Whirlpool Corp., 8%, 2012	98,000	101,768

		$209,526

Consumer Services - 1.0%
Realogy Corp., 11.5%, 2017	$35,000	$23,275
Service Corp. International, 7%, 2017	80,000	82,800
Western Union Co., 5.4%, 2011	210,000	211,172

		$317,247

Containers - 0.9%
Graham Packaging Co. LP/GPC
Capital Corp., 9.875%, 2014	$20,000	$20,175
Greif, Inc., 6.75%, 2017	145,000	145,725
Packaging Dynamics Corp., 8.75%, 2016 (z)	15,000	14,700
Reynolds Group, 7.125%, 2019 (n)	110,000	102,300
Sealed Air Corp., 8.125%, 2019 (z)	5,000	5,050
Sealed Air Corp., 8.375%, 2021 (z)	5,000	5,050

		$293,000

Defense Electronics - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$169,000	$185,050
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	47,373
ManTech International Corp., 7.25%, 2018	40,000	39,600

		$272,023

Electrical Equipment - 0.0%
Avaya, Inc., 9.75%, 2015	$15,000	$10,950

Electronics - 0.3%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$30,000	$30,825
Freescale Semiconductor, Inc., 8.05%, 2020	25,000	22,625
Sensata Technologies B.V., 6.5%, 2019 (n)	50,000	47,500

		$100,950

Emerging Market Quasi-Sovereign - 1.7%
Banco do Brasil S.A., 5.875%, 2022 (n)	$200,000	$190,500
IIRSA Norte Finance Ltd., 8.75%, 2024	107,692	123,307

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - continued
Petrobras International Finance Co., 7.875%, 2019	$66,000	$76,560
Petrobras International Finance Co., 6.75%, 2041	48,000	49,680
Petroleos Mexicanos, 5.5%, 2021	100,000	105,000

		$545,047

Emerging Market Sovereign - 0.3%
Republic of South Africa, 5.5%, 2020	$100,000	$109,375

Energy - Independent - 3.4%
Anadarko Petroleum Corp., 5.95%, 2016	$120,000	$131,256
ATP Oil & Gas Corp., 11.875%, 2015	20,000	13,925
Bill Barrett Corp., 9.875%, 2016	30,000	32,700
Bill Barrett Corp., 7.625%, 2019	5,000	4,913
Carrizo Oil & Gas, Inc., 8.625%, 2018	20,000	19,600
Chaparral Energy, Inc., 8.875%, 2017	55,000	53,350
Chesapeake Energy Corp., 6.875%, 2020	15,000	15,675
Concho Resources, Inc., 8.625%, 2017	20,000	21,200
Concho Resources, Inc., 6.5%, 2022	40,000	39,400
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	15,000	11,550
Continental Resources, Inc., 8.25%, 2019	30,000	32,100
Denbury Resources, Inc., 8.25%, 2020	45,000	47,250
Energy XXI Gulf Coast, Inc., 9.25%, 2017	50,000	48,750
EXCO Resources, Inc., 7.5%, 2018	45,000	39,600
Harvest Operations Corp., 6.875%, 2017 (n)	50,000	50,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (z)	15,000	15,263
LINN Energy LLC, 6.5%, 2019 (n)	10,000	9,200
LINN Energy LLC, 8.625%, 2020	15,000	15,450
LINN Energy LLC, 7.75%, 2021	23,000	23,000
Newfield Exploration Co., 6.625%, 2014	40,000	40,200
Newfield Exploration Co., 6.625%, 2016	30,000	30,300
Newfield Exploration Co., 6.875%, 2020	20,000	20,600
OPTI Canada, Inc., 8.25%, 2014 (a)(d)	65,000	40,950
Pioneer Natural Resources Co., 6.875%, 2018	10,000	10,734
Pioneer Natural Resources Co., 7.5%, 2020	80,000	89,797
QEP Resources, Inc., 6.875%, 2021	60,000	62,700
Quicksilver Resources, Inc., 9.125%, 2019	30,000	29,400

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - continued
Range Resources Corp., 8%, 2019	$25,000	$27,375
SandRidge Energy, Inc., 8%, 2018 (n)	65,000	61,100
Talisman Energy, Inc., 7.75%, 2019	10,000	12,282
Whiting Petroleum Corp., 6.5%, 2018	15,000	15,075

		$1,064,695

Energy - Integrated - 1.0%
BP Capital Markets PLC, 4.5%, 2020	$29,000	$31,411
BP Capital Markets PLC, 4.742%, 2021	90,000	98,776
Cenovus Energy, Inc., 4.5%, 2014	30,000	32,341
Hess Corp., 8.125%, 2019	30,000	38,667
Petro-Canada Financial Partnership, 5%, 2014	110,000	119,321

		$320,516

Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$25,000	$22,500

Entertainment - 0.4%
AMC Entertainment, Inc., 8.75%, 2019	$60,000	$58,950
AMC Entertainment, Inc., 9.75%, 2020	20,000	18,100
Cinemark USA, Inc., 8.625%, 2019	45,000	46,350

		$123,400

Financial Institutions - 2.3%
CIT Group, Inc., 5.25%, 2014 (n)	$45,000	$43,536
CIT Group, Inc., 7%, 2017	140,000	135,800
CIT Group, Inc., 6.625%, 2018 (n)	35,000	34,825
General Electric Capital Corp., 6%, 2019	30,000	33,769
General Electric Capital Corp., 5.5%, 2020	95,000	103,620
GMAC, Inc., 8%, 2031	5,000	4,388
International Lease Finance Corp., 8.75%, 2017	40,000	40,200
International Lease Finance Corp., 7.125%, 2018 (n)	47,000	47,176
International Lease Finance Corp., 8.25%, 2020	5,000	4,900
Nationstar Mortgage LLC, 10.875%, 2015	50,000	50,000
ORIX Corp., 5.48%, 2011	130,000	130,597
SLM Corp., 8.45%, 2018	15,000	15,603
SLM Corp., 8%, 2020	70,000	69,104

		$713,518

Food & Beverages - 2.2%
Anheuser-Busch InBev S.A., 7.75%, 2019	$140,000	$181,816
ARAMARK Corp., 8.5%, 2015	30,000	30,375
B&G Foods, Inc., 7.625%, 2018	55,000	56,786

Issuer	Shares/Par	Value ($)
BONDS - continued
Food & Beverages - continued
Conagra Foods, Inc., 5.875%, 2014	$150,000	$162,832
Kraft Foods, Inc., 6.125%, 2018	80,000	94,307
Pinnacle Foods Finance LLC, 9.25%, 2015	45,000	44,663
Pinnacle Foods Finance LLC, 10.625%, 2017	10,000	10,025
Pinnacle Foods Finance LLC, 8.25%, 2017	10,000	9,750
TreeHouse Foods, Inc., 7.75%, 2018	30,000	31,050
Tyson Foods, Inc., 6.85%, 2016	70,000	76,125

		$697,729

Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2041	$110,000	$123,222

Forest & Paper Products - 1.0%
Boise, Inc., 8%, 2020	$30,000	$30,411
Cascades, Inc., 7.75%, 2017	25,000	23,750
Georgia-Pacific Corp., 8%, 2024	30,000	35,219
Georgia-Pacific Corp., 7.25%, 2028	10,000	11,135
Graphic Packaging Holding Co., 7.875%, 2018	20,000	20,500
Inversiones CMPC S.A., 4.75%, 2018 (n)	103,000	104,120
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	98,500

		$323,635

Gaming & Lodging - 2.1%
American Casinos, Inc., 7.5%, 2021 (n)	$20,000	$19,350
Boyd Gaming Corp., 7.125%, 2016	35,000	25,725
Firekeepers Development Authority, 13.875%, 2015 (n)	30,000	33,900
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	65,000	81
GWR Operating Partnership LLP, 10.875%, 2017	20,000	20,600
Harrah’s Operating Co., Inc., 11.25%, 2017	75,000	75,656
Harrah’s Operating Co., Inc., 10%, 2018	24,000	14,280
Harrah’s Operating Co., Inc., 10%, 2018	2,000	1,120
Host Hotels & Resorts, Inc., 6.75%, 2016	30,000	30,000
Marriott International, Inc., 5.625%, 2013	80,000	83,154
MGM Mirage, 10.375%, 2014	5,000	5,456
MGM Mirage, 7.5%, 2016	5,000	4,338
MGM Resorts International, 11.375%, 2018	35,000	35,000
MGM Resorts International, 9%, 2020	30,000	31,163

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Gaming & Lodging - continued
Penn National Gaming, Inc., 8.75%, 2019		$50,000	$53,000
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		20,000	19,800
Station Casinos, Inc., 6.5%, 2014 (a)(d)		85,000	9
Station Casinos, Inc., 6.875%, 2016 (a)(d)		180,000	18
Wyndham Worldwide Corp., 6%, 2016		50,000	52,295
Wyndham Worldwide Corp., 5.75%, 2018		90,000	91,912
Wyndham Worldwide Corp., 7.375%, 2020		30,000	33,258
Wynn Las Vegas LLC, 7.75%, 2020		30,000	31,500

			$661,615

Industrial - 0.2%
Altra Holdings, Inc., 8.125%, 2016		$25,000	$25,500
Mueller Water Products, Inc., 7.375%, 2017		11,000	8,580
Mueller Water Products, Inc., 8.75%, 2020		26,000	25,610

			$59,690

Insurance - 2.6%
Aflac, Inc., 6.45%, 2040		$60,000	$59,605
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	125,200
ING Groep N.V., 5.775% to 2015, FRN to 2049		$210,000	153,825
Metropolitan Life Global Funding, 2.875%, 2012 (n)		140,000	142,219
Metropolitan Life Global Funding, 5.125%, 2014 (n)		40,000	43,203
Principal Financial Group, Inc., 8.875%, 2019		80,000	101,876
Prudential Financial, Inc., 6.2%, 2015		80,000	87,809
Unum Group, 7.125%, 2016		90,000	103,705

			$817,442

Insurance - Property & Casualty - 2.3%
Aon Corp., 3.5%, 2015		$130,000	$134,162
AXIS Capital Holdings Ltd., 5.75%, 2014		130,000	138,588
AXIS Capital Holdings Ltd., 5.875%, 2020		40,000	41,024
CNA Financial Corp., 5.875%, 2020		100,000	102,750
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		45,000	53,550
PartnerRe Ltd., 5.5%, 2020		66,000	68,629
Travelers Cos., Inc., 3.9%, 2020		150,000	153,828
USI Holdings Corp., 9.75%, 2015 (z)		30,000	27,000

			$719,531

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Quasi-Sovereign - 2.4%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	$140,265
ING Bank N.V., 3.9%, 2014 (n)		150,000	160,654
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		400,000	342,113
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	107,356

			$750,388

International Market Sovereign - 12.9%
Federal Republic of Germany, 3.75%, 2015	EUR	179,000	$262,646
Federal Republic of Germany, 4.25%, 2018	EUR	73,000	115,428
Federal Republic of Germany, 6.25%, 2030	EUR	89,000	182,687
Government of Canada, 4.5%, 2015	CAD	60,000	64,059
Government of Canada, 4.25%, 2018	CAD	31,000	34,331
Government of Canada, 5.75%, 2033	CAD	11,000	15,542
Government of Japan, 1.3%, 2014	JPY	28,850,000	386,567
Government of Japan, 1.7%, 2017	JPY	41,100,000	569,183
Government of Japan, 2.2%, 2027	JPY	13,200,000	186,811
Government of Japan, 2.4%, 2037	JPY	13,900,000	199,469
Kingdom of Belgium, 5.5%, 2017	EUR	79,000	118,738
Kingdom of Spain, 4.6%, 2019	EUR	118,000	156,636
Kingdom of the Netherlands, 3.75%, 2014	EUR	198,000	285,511
Kingdom of the Netherlands, 5.5%, 2028	EUR	25,000	45,768
Republic of Austria, 4.65%, 2018	EUR	96,000	146,751
Republic of France, 6%, 2025	EUR	77,000	138,101
Republic of France, 4.75%, 2035	EUR	103,000	168,381
Republic of Italy, 4.75%, 2013	EUR	197,000	265,799
Republic of Italy, 5.25%, 2017	EUR	262,000	352,555
United Kingdom Treasury, 8%, 2015	GBP	94,000	187,731
United Kingdom Treasury, 8%, 2021	GBP	36,000	84,219
United Kingdom Treasury, 4.25%, 2036	GBP	50,000	88,317

			$4,055,230

Local Authorities - 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$100,000	$102,009
Province of Ontario, 5.45%, 2016		95,000	111,570

			$213,579

Machinery & Tools - 0.9%
Atlas Copco AB, 5.6%, 2017 (n)		$135,000	$154,574
Case Corp., 7.25%, 2016		15,000	15,525
Case New Holland, Inc., 7.875%, 2017		85,000	90,525
Rental Service Corp., 9.5%, 2014		5,000	4,975

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Machinery & Tools - continued
RSC Equipment Rental, Inc., 8.25%, 2021	$30,000	$25,950

		$291,549

Major Banks - 4.4%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$132,000
Bank of America Corp., 7.375%, 2014	50,000	51,552
Barclays Bank PLC, 5.125%, 2020	100,000	97,996
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	26,000	17,940
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	76,500
Commonwealth Bank of Australia, 5%, 2019 (n)	80,000	83,062
Goldman Sachs Group, Inc., 6%, 2014	50,000	52,937
Intesa Sanpaolo S.p.A., FRN, 2.708%, 2014 (n)	100,000	90,050
JPMorgan Chase & Co., 4.625%, 2021	90,000	92,007
JPMorgan Chase Capital XXII, 6.45%, 2087	71,000	70,729
JPMorgan Chase Capital XXVII, 7%, 2039	20,000	20,072
Macquarie Group Ltd., 6%, 2020 (n)	108,000	102,404
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	29,086
Morgan Stanley, 6%, 2014	100,000	101,269
Morgan Stanley, 5.625%, 2019	100,000	93,807
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	55,000	35,750
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	102,439
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	75,222
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	49,000	50,470

		$1,375,292

Medical & Health Technology & Services - 2.7%
Biomet, Inc., 10%, 2017	$5,000	$5,150
Biomet, Inc., 10.375%, 2017 (p)	15,000	15,375
Biomet, Inc., 11.625%, 2017	45,000	46,688
Cardinal Health, Inc., 5.8%, 2016	94,000	108,291
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	10,000	9,250
Davita, Inc., 6.375%, 2018	45,000	43,200
Davita, Inc., 6.625%, 2020	10,000	9,600
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	20,000	22,100
HCA, Inc., 8.5%, 2019	95,000	100,700
HCA, Inc., 7.5%, 2022	25,000	23,063
HealthSouth Corp., 8.125%, 2020	70,000	65,625
Hospira, Inc., 6.05%, 2017	60,000	69,200
McKesson Corp., 5.7%, 2017	40,000	46,924
Owens & Minor, Inc., 6.35%, 2016	70,000	75,283

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 9.25%, 2015	$10,000	$10,000
United Surgical Partners International, Inc., 8.875%, 2017	15,000	15,000
United Surgical Partners International, Inc., 9.25%, 2017 (p)	15,000	15,000
Universal Health Services, Inc., 7%, 2018	25,000	24,406
Universal Hospital Services, Inc., 8.5%, 2015 (p)	55,000	53,556
Universal Hospital Services, Inc., FRN, 3.777%, 2015	10,000	8,600
Vanguard Health Systems, Inc., 8%, 2018	55,000	50,463
VWR Funding, Inc., 10.25%, 2015 (p)	47,531	47,056

		$864,530

Metals & Mining - 1.7%
AK Steel Corp., 7.625%, 2020	$20,000	$17,525
ArcelorMittal, 5.5%, 2021	210,000	188,169
Arch Coal, Inc., 7%, 2019 (n)	35,000	33,250
Arch Western Finance LLC, 6.75%, 2013	17,000	16,956
Cloud Peak Energy, Inc., 8.25%, 2017	35,000	36,311
Cloud Peak Energy, Inc., 8.5%, 2019	50,000	52,000
Consol Energy, Inc., 8%, 2017	20,000	20,900
Consol Energy, Inc., 8.25%, 2020	15,000	15,786
Novelis, Inc., 8.375%, 2017	15,000	14,850
Novelis, Inc., 8.75%, 2020	5,000	4,900
Southern Copper Corp., 6.75%, 2040	100,000	98,250
Vale Overseas Ltd., 6.875%, 2039	33,000	35,475

		$534,372

Mortgage-Backed - 1.5%
Fannie Mae, 6%, 2017	$44,699	$48,627
Fannie Mae, 5.5%, 2020 - 2034	300,944	327,901
Freddie Mac, 4.224%, 2020	94,792	104,726

		$481,254

Natural Gas - Pipeline - 2.1%
Crosstex Energy, Inc., 8.875%, 2018	$45,000	$46,125
El Paso Corp., 7%, 2017	45,000	50,406
El Paso Corp., 7.75%, 2032	35,000	40,539
Enbridge Energy Partners LP, 4.2%, 2021	130,000	128,559
Energy Transfer Equity LP, 7.5%, 2020	45,000	46,239
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	20,000	20,725
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	12,000	12,165
Kinder Morgan Energy Partners LP, 5.85%, 2012	97,000	100,940

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Kinder Morgan Energy Partners LP, 6.375%, 2041	$130,000	$137,997
Spectra Energy Capital LLC, 8%, 2019	66,000	82,933

		$666,628

Network & Telecom - 2.4%
AT&T, Inc., 5.5%, 2018	$70,000	$80,800
AT&T, Inc., 3.875%, 2021	80,000	82,293
CenturyLink, Inc., 7.6%, 2039	12,000	10,794
Cincinnati Bell, Inc., 8.25%, 2017	10,000	9,700
Cincinnati Bell, Inc., 8.75%, 2018	50,000	44,375
Citizens Communications Co., 9%, 2031	25,000	21,311
France Telecom, 4.375%, 2014	80,000	85,366
Frontier Communications Corp., 8.125%, 2018	60,000	58,800
Frontier Communications Corp., 8.5%, 2020	15,000	14,550
Qwest Communications International, Inc., 7.125%, 2018 (n)	35,000	34,300
Qwest Corp., 7.5%, 2014	65,000	70,200
Telefonica S.A., 5.877%, 2019	80,000	78,522
Verizon Communications, Inc., 8.75%, 2018	80,000	107,130
Windstream Corp., 8.125%, 2018	5,000	5,038
Windstream Corp., 7.75%, 2020	60,000	58,500
Windstream Corp., 7.75%, 2021	10,000	9,650

		$771,329

Oil Services - 0.2%
McJunkin Red Man Holding Corp., 9.5%, 2016	$20,000	$18,300
Pioneer Drilling Co., 9.875%, 2018	45,000	47,025
Unit Corp., 6.625%, 2021	5,000	4,975

		$70,300

Other Banks & Diversified Financials - 2.9%
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	$200,000	$192,223
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012 (z)	12,500	12,467
Citigroup, Inc., 6.375%, 2014	80,000	84,698
Citigroup, Inc., 6.01%, 2015	60,000	63,767
Citigroup, Inc., 8.5%, 2019	52,000	62,807
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	102,000	98,971
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	110,000	104,594
Santander Holdings USA, Inc., 4.625%, 2016	10,000	9,634
Santander UK PLC, 8.963% to 2030, FRN to 2049	68,000	65,960
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	116,236
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	89,100

		$900,457

Issuer	Shares/Par	Value ($)
BONDS - continued
Pharmaceuticals - 1.7%
Celgene Corp., 3.95%, 2020	$130,000	$131,696
Pfizer, Inc., 6.2%, 2019	160,000	200,502
Roche Holdings, Inc., 6%, 2019 (n)	140,000	171,050
Teva Pharmaceutical Finance LLC, 5.55%, 2016	39,000	44,621

		$547,869

Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 2021	$80,000	$89,674
WCA Waste Corp., 7.5%, 2019 (n)	30,000	28,500

		$118,174

Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$3,347	$2,845
Nielsen Finance LLC, 11.5%, 2016	13,000	14,755
Nielsen Finance LLC, 7.75%, 2018	30,000	30,600

		$48,200

Railroad & Shipping - 0.4%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$15,000	$14,850
Kansas City Southern Railway, 8%, 2015	35,000	37,231
Panama Canal Railway Co., 7%, 2026 (n)	92,600	84,266

		$136,347

Real Estate - 1.7%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$15,000	$12,900
Entertainment Properties Trust, REIT, 7.75%, 2020	30,000	32,100
HCP, Inc., REIT, 5.375%, 2021	95,000	95,317
Kennedy Wilson, Inc., 8.75%, 2019 (n)	15,000	13,988
Kimco Realty Corp., REIT, 6.875%, 2019	22,000	25,112
MPT Operating Partnership, 6.875%, 2021 (n)	20,000	19,000
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	215,437
WEA Finance LLC, REIT, 5.4%, 2012 (n)	50,000	51,547
WEA Finance LLC, REIT, 6.75%, 2019 (n)	60,000	66,670

		$532,071

Retailers - 2.3%
Academy Ltd., 9.25%, 2019 (z)	$10,000	$9,300
AutoZone, Inc., 6.5%, 2014	150,000	167,073
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	30,000	25,500
J. Crew Group, Inc., 8.125%, 2019	25,000	20,938
Limited Brands, Inc., 5.25%, 2014	25,000	26,000

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Retailers - continued
Limited Brands, Inc., 6.9%, 2017	$25,000	$26,188
Limited Brands, Inc., 7%, 2020	10,000	10,500
Limited Brands, Inc., 6.95%, 2033	15,000	13,650
Macy’s, Inc., 8.125%, 2015	120,000	139,711
Neiman Marcus Group, Inc., 10.375%, 2015	35,000	35,350
QVC, Inc., 7.375%, 2020 (n)	25,000	26,625
Rite Aid Corp., 9.375%, 2015	15,000	12,900
Sally Beauty Holdings, Inc., 10.5%, 2016	45,000	46,463
Staples, Inc., 9.75%, 2014	80,000	92,724
Toys “R” Us Property Co. II LLC, 8.5%, 2017	15,000	14,625
Toys “R” Us, Inc., 10.75%, 2017	30,000	31,725
Yankee Aquisition Corp., 8.5%, 2015	10,000	9,600
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	15,000	12,750

		$721,622

Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$25,000	$25,313
Michaels Stores, Inc., 7.75%, 2018	20,000	18,700

		$44,013

Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$90,000	$98,070

Supranational - 0.5%
Central American Bank, 4.875%, 2012 (n)	$140,000	$140,987

Telecommunications - Wireless - 2.2%
American Tower Corp., 4.625%, 2015	$40,000	$42,413
Clearwire Corp., 12%, 2015 (n)	70,000	59,325
Cricket Communications, Inc., 7.75%, 2020	45,000	39,150
Crown Castle International Corp., 9%, 2015	20,000	21,200
Crown Castle International Corp., 7.125%, 2019	85,000	87,550
Crown Castle Towers LLC, 6.113%, 2020 (n)	104,000	116,896
MetroPCS Wireless, Inc., 7.875%, 2018	30,000	29,100
MetroPCS Wireless, Inc., 6.625%, 2020	10,000	8,800
NII Holdings, Inc., 10%, 2016	30,000	32,850
NII Holdings, Inc., 8.875%, 2019	20,000	20,850
NII Holdings, Inc., 7.625%, 2021	10,000	9,925
Rogers Cable, Inc., 5.5%, 2014	79,000	86,320
Sprint Capital Corp., 6.875%, 2028	25,000	18,688
Sprint Nextel Corp., 8.375%, 2017	35,000	32,550
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	85,000

		$690,617

Issuer	Shares/Par	Value ($)
BONDS - continued
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$10,000	$10,300
Level 3 Financing, Inc., 9.375%, 2019 (n)	10,000	9,300
Syniverse Holdings, Inc., 9.125%, 2019	30,000	29,400

		$49,000

Tobacco - 1.3%
Altria Group, Inc., 9.25%, 2019	$130,000	$170,405
Lorillard Tobacco Co., 8.125%, 2019	37,000	43,346
Lorillard Tobacco Co., 6.875%, 2020	50,000	55,446
Reynolds American, Inc., 6.75%, 2017	135,000	155,599

		$424,796

Transportation - 0.0%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$16,000	$13,960

Transportation - Services - 1.2%
ACL I Corp., 10.625%, 2016 (n)(p)	$31,706	$24,230
AE Escrow Corp., 9.75%, 2020 (z)	10,000	9,600
American Petroleum Tankers LLC, 10.25%, 2015	14,000	13,825
Commercial Barge Line Co., 12.5%, 2017	65,000	69,061
Erac USA Finance Co., 6.375%, 2017 (n)	110,000	127,517
Hertz Corp., 7.5%, 2018	20,000	19,100
Hertz Corp., 7.375%, 2021	25,000	22,844
Navios Maritime Acquisition Corp., 8.625%, 2017	25,000	20,813
Navios Maritime Holdings, Inc., 8.875%, 2017	20,000	19,500
Swift Services Holdings, Inc., 10%, 2018	40,000	35,600

		$362,090

U.S. Government Agencies and Equivalents - 1.7%
National Credit Union
Administration Guaranteed Note, 2.9%, 2020	$20,000	$20,960
Small Business Administration, 6.35%, 2021	43,796	48,245
Small Business Administration, 4.34%, 2024	93,432	100,486
Small Business Administration, 4.99%, 2024	112,603	123,111
Small Business Administration, 4.86%, 2025	130,127	141,983
Small Business Administration, 4.625%, 2025	51,113	55,469
Small Business Administration, 5.11%, 2025	47,017	51,687

		$541,941

Utilities - Electric Power - 3.9%
AES Corp., 8%, 2017	$55,000	$55,275

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
Allegheny Energy, Inc., 5.75%, 2019 (n)	$90,000	$96,084
Calpine Corp., 8%, 2016 (n)	35,000	35,875
Calpine Corp., 7.875%, 2020 (n)	45,000	43,425
CMS Energy Corp., 4.25%, 2015	90,000	88,549
Covanta Holding Corp., 7.25%, 2020	20,000	19,962
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (z)	25,000	24,250
Duke Energy Corp., 3.35%, 2015	140,000	146,107
Dynegy Holdings, Inc., 7.5%, 2015	20,000	12,800
Dynegy Holdings, Inc., 7.75%, 2019	30,000	18,150
Edison Mission Energy, 7%, 2017	45,000	26,775
EDP Finance B.V., 6%, 2018 (n)	130,000	103,024
Energy Future Holdings Corp., 10%, 2020	45,000	43,650
Energy Future Holdings Corp., 10%, 2020	95,000	92,625
Exelon Generation Co. LLC, 5.35%, 2014	40,000	42,812
Exelon Generation Co. LLC, 5.2%, 2019	65,000	70,160
FirstEnergy Corp., 6.45%, 2011	4,000	4,022
GenOn Energy, Inc., 9.875%, 2020	55,000	51,425
NRG Energy, Inc., 7.375%, 2017	20,000	20,625
NRG Energy, Inc., 8.25%, 2020	95,000	89,775
PPL WEM Holdings PLC, 3.9%, 2016 (n)	110,000	115,311
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	20,000	16,000

		$1,216,681

Total Bonds		$29,117,497

PREFERRED STOCKS - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (n)	20	$13,393
Ally Financial, Inc., “A”, 8.5%	2,110	36,820
GMAC Capital Trust I, 8.125%	1,075	19,619

Total Preferred Stocks		$69,832

FLOATING RATE LOANS (g)(r) - 0.2%
Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 3.73%, 2014	$12,848	$12,227

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Broadcasting - continued
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	$12,688	$12,434

		$24,661

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$14,622	$12,758

Gaming & Lodging - 0.1%
MGM Mirage, Term Loan, 7%, 2014	$23,116	$21,842

Total Floating Rate Loans		$59,261

CONVERTIBLE PREFERRED STOCKS - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	810	$28,415

Insurance - 0.0%
MetLife, Inc., 5%	430	$24,321

Total Convertible Preferred Stocks		$52,736

COMMON STOCKS - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	791	$4,050

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	6	$16,200

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	858	$11,266

Total Common Stocks		$31,516

	Strike Price	First Exercise
WARRANTS - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	9	$24,300

Issuer			Shares/ Par	Value ($)
MONEY MARKET FUNDS (v) - 5.7%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value			1,788,022	$1,788,022

Total Investments				$31,143,164

OTHER ASSETS, LESS LIABILITIES - 1.3%				394,535

NET ASSETS - 100.0%				$31,537,699

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Strategic Income Series

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,581,401 representing 20.9% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AE Escrow Corp., 9.75%, 2020	9/21/11	$10,000	$9,600
Academy Ltd., 9.25%, 2019	8/29/11 - 9/14/11	9,552	9,300
American Media, Inc., 13.5%, 2018	12/22/10	3,397	2,845
ARCap REIT, Inc., CDO, “H”, FRN, 6.032%, 2045	6/21/11	1,025	3
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040	3/01/06	177,038	100,244
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012	3/08/05	12,500	12,467
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018	1/21/10	66,304	72,618
Dolphin Subsidiary ll, Inc., 7.25%, 2021	9/26/11	25,000	24,250
Dynacast International LLC, 9.25%, 2019	7/12/11 - 7/14/11	20,246	18,100
Falcon Franchise Loan LLC, FRN, 3.91%, 2025	1/29/03	17,220	15,130
First Union National Bank Commercial Mortgage Trust, FRN, 1.746%, 2043	12/11/03	64	3
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020	9/07/11 - 9/09/11	15,684	15,263
LBI Media, Inc., 8.5%, 2017	7/18/07	29,662	18,900
Local TV Finance LLC, 9.25%, 2015	11/13/07 - 2/16/11	50,231	46,988
Morgan Stanley Capital I, Inc., FRN, 1.383%, 2039	7/20/04	17,775	15,008
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	15,211	14,700
Prudential Securities Secured Financing Corp., FRN, 7.318%, 2013	12/06/04	174,819	164,556
Salomon Brothers Mortgage Securities, Inc., FRN, 7.283%, 2032	1/07/05	137,108	138,849
Sealed Air Corp., 8.125%, 2019	9/16/11	5,000	5,050
Sealed Air Corp., 8.375%, 2021	9/16/11	5,000	5,050
USI Holdings Corp., 9.75%, 2015	5/07/07	30,386	27,000

Total Restricted Securities			$715,924
% of Net assets			2.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Strategic Income Series

IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic IncomeSeries

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap contracts.

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$113,225	$53,893	$11,266	$178,384
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	541,941	—	541,941
Non-U.S. Sovereign Debt	—	5,601,027	—	5,601,027
Corporate Bonds	—	17,108,364	—	17,108,364
Residential Mortgage-Backed Securities	—	481,254	—	481,254
Commercial Mortgage-Backed Securities	—	473,119	—	473,119
Asset-Backed Securities (including CDOs)	—	390,036	—	390,036
Foreign Bonds	—	4,521,756	—	4,521,756
Floating Rate Loans	—	59,261	—	59,261
Mutual Funds	1,788,022	—	—	1,788,022
Total Investments	$1,901,247	$29,230,651	$11,266	$31,143,164
Other Financial Instruments
Swaps	$—	$2,340	$—	$2,340
Forward Foreign Currency Exchange Contracts	—	18,550	—	18,550

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Other Financial Instruments	Total
Balance as of 12/31/10	$—	$3,401	$3,401
Change in unrealized appreciation (depreciation)	—	(556)	(556)
Transfers into level 3	11,266	—	11,266
Transfers out of level 3	—	(2,845)	(2,845)
Balance as of 9/30/11	$11,266	$—	$11,266

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$31,255,786

Gross unrealized appreciation	$1,570,244
Gross unrealized depreciation	(1,682,866)

Net unrealized appreciation (depreciation)	$(112,622)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Derivative Contracts at 9/30/11

Forward Foreign Currency Exchange Contracts at 9/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	UBS AG	178,023	10/12/11	$185,107	$169,848	$15,259
BUY	CNY	Deutsche Bank AG	1,149,000	11/16/11	178,874	180,013	1,139
SELL	EUR	Barclays Bank PLC	52,914	10/12/11	76,038	70,887	5,151
SELL	EUR	UBS AG	984,241	12/15/11	1,341,648	1,318,203	23,445
SELL	GBP	Barclays Bank PLC	110,068	10/12/11	175,639	171,626	4,013
SELL	GBP	Deutsche Bank AG	110,068	10/12/11	175,639	171,626	4,013

							$53,020

Liability Derivatives
BUY	EUR	Barclays Bank PLC	26,739	10/12/11	$38,432	$35,822	$(2,610)
BUY	EUR	UBS AG	257,663	10/12/11	368,695	345,183	(23,512)
BUY	IDR	JPMorgan Chase Bank N.A.	488,308,000	10/21/11	56,806	55,468	(1,338)
SELL	JPY	JPMorgan Chase Bank N.A.	10,107,356	10/12/11	124,474	131,057	(6,583)
BUY	SEK	Deutsche Bank AG	36,840	10/12/11	5,794	5,367	(427)

							$(34,470)

Swap Agreements at 9/30/11

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	160,000	Goldman Sachs International (a)	1.0% (fixed rate) (1)	$2,340

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $218.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,205,257	7,605,022	(8,022,257)	1,788,022

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$978	$1,788,022

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

United States	67.5%
Japan	4.9%
United Kingdom	3.0%
Canada	2.8%
France	2.6%
Italy	2.5%
Netherlands	2.4%
Germany	2.2%
Brazil	1.5%
Other Countries	10.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Total Return Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Total Return Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 57.8%
Aerospace - 4.3%
Honeywell International, Inc.	373,630	$16,406,085
Huntington Ingalls Industries, Inc. (a)	26,119	635,475
Lockheed Martin Corp.	538,153	39,091,434
Northrop Grumman Corp.	156,677	8,172,272
Precision Castparts Corp.	27,580	4,287,587
United Technologies Corp.	463,090	32,583,012

		$101,175,865

Alcoholic Beverages - 0.8%
Diageo PLC	954,428	$18,158,727

Apparel Manufacturers - 0.2%
NIKE, Inc., “B”	47,356	$4,049,412

Automotive - 0.5%
General Motors Co. (a)	135,950	$2,743,471
Johnson Controls, Inc.	384,500	10,139,265

		$12,882,736

Broadcasting - 1.9%
Omnicom Group, Inc.	337,920	$12,448,973
Viacom, Inc., “B”	406,250	15,738,125
Walt Disney Co.	562,360	16,960,778

		$45,147,876

Brokerage & Asset Managers - 0.8%
Blackrock, Inc.	57,659	$8,534,109
Charles Schwab Corp.	261,840	2,950,937
Franklin Resources, Inc.	73,035	6,985,067

		$18,470,113

Business Services - 0.9%
Accenture PLC, “A”	265,120	$13,966,522
Dun & Bradstreet Corp.	58,250	3,568,395
Fiserv, Inc. (a)	7,300	370,621
Western Union Co.	246,790	3,773,419

		$21,678,957

Cable TV - 0.5%
Comcast Corp., “Special A”	604,430	$12,505,657

Chemicals - 1.8%
3M Co.	264,980	$19,022,914
Celanese Corp.	143,750	4,676,188
E.I. du Pont de Nemours & Co.	105,930	4,234,022
PPG Industries, Inc.	210,550	14,877,463

		$42,810,587

Computer Software - 1.4%
Check Point Software Technologies Ltd. (a)	87,560	$4,619,666
Microsoft Corp.	148,310	3,691,436
Oracle Corp.	852,842	24,510,679

		$32,821,781

Computer Software - Systems - 1.3%
Hewlett-Packard Co.	272,271	$6,112,484

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - Systems - continued
International Business Machines Corp.	140,250	$24,547,958

		$30,660,442

Construction - 0.6%
Pulte Homes, Inc. (a)	212,910	$840,995
Sherwin-Williams Co.	85,910	6,384,831
Stanley Black & Decker, Inc.	145,309	7,134,672

		$14,360,498

Consumer Products - 1.0%
Avon Products, Inc.	151,570	$2,970,772
Procter & Gamble Co.	252,151	15,930,900
Reckitt Benckiser Group PLC	75,367	3,810,323

		$22,711,995

Electrical Equipment - 1.4%
Danaher Corp.	542,010	$22,731,899
Tyco International Ltd.	235,160	9,582,770

		$32,314,669

Electronics - 0.7%
ASML Holding N.V.	142,031	$4,905,751
Intel Corp.	330,148	7,042,057
Microchip Technology, Inc.	116,180	3,614,360

		$15,562,168

Energy - Independent - 2.3%
Anadarko Petroleum Corp.	77,660	$4,896,463
Apache Corp.	287,480	23,067,395
EOG Resources, Inc.	43,210	3,068,342
Noble Energy, Inc.	95,150	6,736,620
Occidental Petroleum Corp.	240,430	17,190,745

		$54,959,565

Energy - Integrated - 3.6%
Chevron Corp.	297,262	$27,502,680
EQT Corp.	89,500	4,775,720
Exxon Mobil Corp.	585,182	42,501,769
Hess Corp.	162,880	8,544,685
QEP Resources, Inc.	76,090	2,059,756

		$85,384,610

Engineering - Construction - 0.2%
Fluor Corp.	119,090	$5,543,640

Food & Beverages - 2.8%
General Mills, Inc.	320,940	$12,346,562
Groupe Danone	90,083	5,543,818
J.M. Smucker Co.	27,755	2,023,062
Kellogg Co.	94,307	5,016,189
Nestle S.A.	383,419	21,076,666
PepsiCo, Inc.	308,410	19,090,579

		$65,096,876

Food & Drug Stores - 0.8%
CVS Caremark Corp.	349,630	$11,740,575
Kroger Co.	175,610	3,856,396

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - continued
Walgreen Co.	96,370	$3,169,609

		$18,766,580

General Merchandise - 1.3%
Kohl’s Corp.	209,600	$10,291,360
Target Corp.	404,390	19,831,286

		$30,122,646

Health Maintenance Organizations - 0.1%
Aetna, Inc.	53,430	$1,942,181

Insurance - 3.8%
ACE Ltd.	288,120	$17,460,072
Aon Corp.	271,170	11,383,717
Chubb Corp.	90,370	5,421,296
MetLife, Inc.	745,880	20,892,099
Prudential Financial, Inc.	400,460	18,765,556
Travelers Cos., Inc.	303,780	14,803,199

		$88,725,939

Leisure & Toys - 0.6%
Hasbro, Inc.	310,950	$10,140,080
Mattel, Inc.	126,080	3,264,211

		$13,404,291

Machinery & Tools - 0.3%
Eaton Corp.	213,390	$7,575,345

Major Banks - 6.2%
Bank of America Corp.	1,983,880	$12,141,346
Bank of New York Mellon Corp.	1,153,232	21,438,583
Goldman Sachs Group, Inc.	275,110	26,011,651
JPMorgan Chase & Co.	1,402,874	42,254,565
PNC Financial Services Group, Inc.	177,740	8,565,291
State Street Corp.	356,830	11,475,653
SunTrust Banks, Inc.	92,930	1,668,094
Wells Fargo & Co.	951,840	22,958,381

		$146,513,564

Medical & Health Technology & Services - 0.3%
AmerisourceBergen Corp.	114,990	$4,285,677
Quest Diagnostics, Inc.	79,600	3,929,056

		$8,214,733

Medical Equipment - 2.3%
Becton, Dickinson & Co.	170,540	$12,503,993
Covidien PLC	141,750	6,251,175
Medtronic, Inc.	428,850	14,254,974
St. Jude Medical, Inc.	254,930	9,225,917
Thermo Fisher Scientific, Inc. (a)	222,830	11,284,111

		$53,520,170

Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	40,640	$2,079,549

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	78,710	$2,037,802
Williams Cos., Inc.	264,558	6,439,342

		$8,477,144

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - 0.4%
Cisco Systems, Inc.	652,810	$10,112,027

Oil Services - 0.4%
Schlumberger Ltd.	49,160	$2,936,327
Transocean, Inc.	145,700	6,955,718

		$9,892,045

Other Banks & Diversified Financials - 0.7%
MasterCard, Inc., “A”	16,750	$5,312,430
TCF Financial Corp.	206,650	1,892,914
Visa, Inc., “A”	83,040	7,118,189
Zions Bancorporation	184,040	2,589,443

		$16,912,976

Pharmaceuticals - 4.2%
Abbott Laboratories	530,200	$27,114,428
Bayer AG	52,246	2,871,230
Johnson & Johnson	561,980	35,803,746
Merck & Co., Inc.	95,650	3,128,712
Pfizer, Inc.	1,527,576	27,007,544
Roche Holding AG	25,214	4,056,471

		$99,982,131

Printing & Publishing - 0.1%
Moody’s Corp.	68,500	$2,085,825

Railroad & Shipping - 0.3%
Canadian National Railway Co.	58,260	$3,878,951
Union Pacific Corp.	29,240	2,388,031

		$6,266,982

Restaurants - 0.4%
McDonald’s Corp.	109,910	$9,652,296

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	187,340	$14,307,156
Airgas, Inc.	25,880	1,651,662

		$15,958,818

Specialty Stores - 0.5%
Advance Auto Parts, Inc.	122,770	$7,132,937
Staples, Inc.	394,030	5,240,599

		$12,373,536

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	7,390,635	$19,085,175

Telephone Services - 1.5%
AT&T, Inc.	1,097,154	$31,290,832
CenturyLink, Inc.	114,191	3,782,006

		$35,072,838

Tobacco - 2.5%
Altria Group, Inc.	204,493	$5,482,457
Philip Morris International, Inc.	703,150	43,862,497
Reynolds American, Inc.	273,380	10,246,282

		$59,591,236

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - 0.2%
United Parcel Service, Inc., “B”	82,180	$5,189,667

Utilities - Electric Power - 1.9%
American Electric Power Co., Inc.	155,260	$5,902,985
Entergy Corp.	53,300	3,533,257
NRG Energy, Inc. (a)	190,800	4,046,868
PG&E Corp.	245,900	10,404,029
PPL Corp.	346,680	9,894,247
Public Service Enterprise Group, Inc.	337,330	11,256,702

		$45,038,088

Total Common Stocks		$1,362,851,956

BONDS - 40.8%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,108,808

Asset-Backed & Securitized - 1.9%
Anthracite Ltd., “A”, CDO, FRN, 0.684%, 2017 (n)	$2,904,216	$2,700,921
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040 (z)	2,130,828	1,206,537
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	2,237,517	2,209,548
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	4,124,280	4,251,312
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	3,818,128	4,067,891
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,453,603	931,475
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	5,038,336
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,478,686
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,588,799
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.388%, 2041	2,550,000	2,716,028
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,155,262	3,442,918
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051	5,259,422	5,579,689
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.021%, 2050	808,563	851,072
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	3,818,128	4,009,168
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030 (i)(n)	2,749,296	77,137
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	602,532	606,548
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,164,000	1,175,567

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Spirit Master Funding LLC, 5.05%, 2023 (z)	$1,891,426	$1,737,539

		$45,669,171

Automotive - 0.2%
Toyota Motor Credit Corp., 3.2%, 2015	$1,430,000	$1,500,383
Toyota Motor Credit Corp., 3.4%, 2021	2,050,000	2,067,577

		$3,567,960

Broadcasting - 0.2%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,580,402
News America, Inc., 8.5%, 2025	1,586,000	2,082,745

		$3,663,147

Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$2,949,000	$3,100,871
DIRECTV Holdings LLC, 4.6%, 2021	2,930,000	3,008,838
Time Warner Entertainment Co. LP, 8.375%, 2033	3,421,000	4,461,186

		$10,570,895

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$2,140,000	$2,224,947

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$3,514,000	$3,533,605

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,074,000	$1,176,000

Emerging Market Quasi-Sovereign - 0.2%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$746,000	$741,611
Petrobras International Finance Co., 6.75%, 2041	637,000	659,295
Petroleos Mexicanos, 8%, 2019	1,753,000	2,138,660
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	2,106,297	2,272,273

		$5,811,839

Emerging Market Sovereign - 0.2%
Republic of Peru, 7.35%, 2025	$184,000	$229,080
Russian Federation, 3.625%, 2015 (z)	5,000,000	4,912,500

		$5,141,580

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$3,000,000	$3,173,367

Energy - Integrated - 0.5%
BP Capital Markets PLC, 4.5%, 2020	$683,000	$739,777

3

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Integrated - continued
BP Capital Markets PLC, 4.742%, 2021	$1,966,000	$2,157,713
Hess Corp., 8.125%, 2019	700,000	902,239
Husky Energy, Inc., 5.9%, 2014	1,758,000	1,928,751
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,196,873
Petro-Canada, 6.05%, 2018	3,647,000	4,236,311

		$12,161,664

Financial Institutions - 0.1%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$2,061,645

Food & Beverages - 0.4%
Anheuser-Busch InBev
Worldwide, Inc., 8%, 2039	$2,330,000	$3,464,065
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	6,183,664

		$9,647,729

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,403,394

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,997,000	$2,088,648

Insurance - 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$2,021,000	$1,480,383
MetLife, Inc., 4.75%, 2021	740,000	770,097
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,200,000	1,259,542
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,060,000	1,144,868
Prudential Financial, Inc., 6.625%, 2040	980,000	1,059,017

		$5,713,907

Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$3,516,000	$3,406,125
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	243,000	240,864
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2067 (n)	990,000	856,350

		$4,503,339

International Market Quasi-Sovereign - 0.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,020,000	$2,135,538
ING Bank N.V., 3.9%, 2014 (n)	2,900,000	3,105,973
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	3,600,000	3,079,019
KFW International Finance, Inc., 4.875%, 2019	2,980,000	3,582,154
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	5,190,000	5,255,949

Issuer	Shares/Par	Value ($)
BONDS - continued
International Market Quasi-Sovereign - continued
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	$1,664,000	$1,766,940

		$18,925,573

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$2,405,000	$3,313,104

Machinery & Tools - 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,568,953

Major Banks - 1.9%
ABN Amro Bank N.V., FRN, 2.022%, 2014 (n)	$4,710,000	$4,487,311
Bank of America Corp., 7.375%, 2014	1,160,000	1,195,997
Bank of America Corp., 5.49%, 2019	2,160,000	1,895,642
Bank of America Corp., 7.625%, 2019	1,640,000	1,722,684
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	797,130
Commonwealth Bank of Australia, 5%, 2019 (n)	1,620,000	1,682,010
Credit Suisse New York, 5.5%, 2014	3,360,000	3,552,007
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,599,780
HSBC USA, Inc., 4.875%, 2020	1,700,000	1,594,369
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	3,122,468
JPMorgan Chase Capital XXII, 6.45%, 2087	1,295,000	1,290,061
JPMorgan Chase Capital XXVII, 7%, 2039	339,000	340,221
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,481,193
Morgan Stanley, 6.625%, 2018	1,980,000	1,964,283
PNC Funding Corp., 5.625%, 2017	2,078,000	2,256,143
Royal Bank of Scotland PLC, 6.125%, 2021	2,780,000	2,748,211
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	2,946,091
Wachovia Corp., 5.25%, 2014	7,433,000	7,798,072

		$44,473,673

Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 2019	$2,550,000	$3,050,040
Hospira, Inc., 6.05%, 2017	1,927,000	2,222,469

		$5,272,509

Metals & Mining - 0.2%
ArcelorMittal, 9.85%, 2019	$1,278,000	$1,448,065
ArcelorMittal, 5.25%, 2020	1,400,000	1,250,833
Vale Overseas Ltd., 4.625%, 2020	669,000	648,930
Vale Overseas Ltd., 6.875%, 2039	525,000	564,375

		$3,912,203

4

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - 13.5%
Fannie Mae, 4.719%, 2012	$1,251,658	$1,274,422
Fannie Mae, 4.01%, 2013	226,774	235,614
Fannie Mae, 4.02%, 2013	1,013,353	1,055,421
Fannie Mae, 4.767%, 2013	121,972	126,019
Fannie Mae, 4.845%, 2013	402,263	420,634
Fannie Mae, 5.37%, 2013 - 2018	2,508,904	2,758,812
Fannie Mae, 4.562%, 2014	998,428	1,063,766
Fannie Mae, 4.842%, 2014	1,704,893	1,822,344
Fannie Mae, 4.873%, 2014	886,293	931,902
Fannie Mae, 4.94%, 2015	379,000	415,442
Fannie Mae, 5.19%, 2015	411,993	454,614
Fannie Mae, 5.27%, 2016	1,114,669	1,236,956
Fannie Mae, 5.662%, 2016	314,071	355,302
Fannie Mae, 5.724%, 2016	702,960	780,402
Fannie Mae, 5.45%, 2017	784,681	876,442
Fannie Mae, 5.5%, 2017 - 2038	58,785,747	64,168,392
Fannie Mae, 6%, 2017 - 2037	30,229,738	33,466,195
Fannie Mae, 3.8%, 2018	333,394	357,845
Fannie Mae, 3.91%, 2018	486,889	524,868
Fannie Mae, 4.5%, 2018 - 2041	12,606,605	13,463,629
Fannie Mae, 5%, 2018 - 2041	31,424,742	33,942,357
Fannie Mae, 4.88%, 2020	952,456	1,044,756
Fannie Mae, 7.5%, 2030 - 2032	231,502	271,023
Fannie Mae, 6.5%, 2031 - 2037	8,146,677	9,111,942
Freddie Mac, 6%, 2016 - 2037	15,535,112	17,186,738
Freddie Mac, 3.882%, 2017	839,798	907,384
Freddie Mac, 5%, 2017 - 2039	22,678,353	24,519,745
Freddie Mac, 3.154%, 2018	274,000	286,905
Freddie Mac, 4.5%, 2018 - 2035	9,686,273	10,302,941
Freddie Mac, 5.085%, 2019	2,793,000	3,178,477
Freddie Mac, 5.5%, 2019 - 2037	10,178,956	11,098,895
Freddie Mac, 3.808%, 2020	2,402,000	2,588,804
Freddie Mac, 4%, 2024	4,633,428	4,880,678
Freddie Mac, 6.5%, 2034 - 2038	5,229,331	5,856,329
Freddie Mac, 4%, 2040 - 2041	15,283,118	16,021,802
Ginnie Mae, 6%, 2032 - 2038	5,916,478	6,634,389
Ginnie Mae, 4.5%, 2033 - 2041	13,914,702	15,178,593
Ginnie Mae, 5.5%, 2033 - 2035	6,851,697	7,613,535
Ginnie Mae, 5%, 2034 - 2039	12,775,487	14,052,184
Ginnie Mae, 4%, 2041	7,796,831	8,354,078

		$318,820,576

Natural Gas - Pipeline - 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$1,953,000	$2,299,613
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	263,279
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,249,826
Spectra Energy Capital LLC, 8%, 2019	1,694,000	2,128,621

		$5,941,339

Network & Telecom - 0.4%
BellSouth Corp., 6.55%, 2034	$2,642,000	$3,063,185
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,126,986
Verizon New York, Inc., 6.875%, 2012	5,030,000	5,176,172

		$10,366,343

Issuer	Shares/Par	Value ($)
BONDS - continued
Other Banks & Diversified Financials - 1.0%
American Express Co., 5.5%, 2016	$2,287,000	$2,558,817
Banco Bradesco S.A., 6.75%, 2019 (n)	1,391,000	1,439,685
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,100,000	979,988
Capital One Financial Corp., 6.15%, 2016	2,872,000	3,042,356
Citigroup, Inc., 5%, 2014	2,679,000	2,627,453
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,021,000	2,931,276
HSBC Holdings PLC, 5.1%, 2021	1,568,000	1,614,648
Nordea Bank AB, 4.875%, 2021 (z)	1,880,000	1,950,477
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	862,000	801,660
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,040,000	3,212,344
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,418,000	3,280,365

		$24,439,069

Pharmaceuticals - 0.2%
Roche Holdings, Inc., 6%, 2019 (n)	$3,007,000	$3,673,901

Real Estate - 0.7%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$2,003,727
HCP, Inc., REIT, 5.375%, 2021	1,703,000	1,708,683
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,563,734
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,798,717
Kimco Realty Corp., REIT, 6%, 2012	936,000	976,594
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	2,113,062
WEA Finance LLC, REIT, 6.75%, 2019 (n)	837,000	930,048
WEA Finance LLC, REIT, 4.625%, 2021 (n)	2,300,000	2,196,270

		$15,290,835

Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$643,000	$764,748
Limited Brands, Inc., 5.25%, 2014	779,000	810,160
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	5,859,201

		$7,434,109

Supermarkets - 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,098,314

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,342,082

Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$1,605,000	$1,804,018

5

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
Crown Castle Towers LLC, 4.883%, 2040 (n)	$830,000	$863,852
Rogers Communications, Inc., 6.8%, 2018	3,340,000	4,050,508

		$6,718,378

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$2,572,000	$3,061,824

U.S. Government Agencies and Equivalents - 0.9%
Freddie Mac, 4.625%, 2012	$13,500,000	$14,122,539
Small Business Administration, 4.77%, 2024	619,671	672,815
Small Business Administration, 5.18%, 2024	1,042,812	1,142,800
Small Business Administration, 4.99%, 2024	944,866	1,033,040
Small Business Administration, 5.11%, 2025	3,836,846	4,217,884

		$21,189,078

U.S. Treasury Obligations - 13.5%
U.S. Treasury Bonds, 2%, 2013	$4,762,000	$4,933,508
U.S. Treasury Bonds, 8.5%, 2020	3,204,000	4,935,913
U.S. Treasury Bonds, 8%, 2021	1,426,000	2,227,234
U.S. Treasury Bonds, 6%, 2026	278,000	398,061
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	3,266,352
U.S. Treasury Bonds, 5.25%, 2029	7,300,000	9,970,201
U.S. Treasury Bonds, 5.375%, 2031	8,423,000	11,848,794
U.S. Treasury Bonds, 4.5%, 2036	3,417,000	4,424,482
U.S. Treasury Bonds, 5%, 2037	6,508,000	9,060,360
U.S. Treasury Bonds, 4.5%, 2039	26,881,400	35,185,226
U.S. Treasury Notes, 1.375%, 2012	4,930,400	4,954,091
U.S. Treasury Notes, 1.375%, 2012	13,751,000	13,919,133
U.S. Treasury Notes, 1.375%, 2013	15,539,000	15,767,843
U.S. Treasury Notes, 1.375%, 2013	23,897,000	24,289,150
U.S. Treasury Notes, 3.5%, 2013	8,400,000	8,847,888
U.S. Treasury Notes, 3.125%, 2013	16,178,000	17,090,536
U.S. Treasury Notes, 1.5%, 2013	6,564,000	6,737,841
U.S. Treasury Notes, 1.875%, 2014	26,428,000	27,377,769

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1.875%, 2014	$1,365,000	$1,416,934
U.S. Treasury Notes, 0.5%, 2014	8,728,000	8,750,518
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,784,004
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,835,574
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,873,382
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,490,108
U.S. Treasury Notes, 3.75%, 2018	53,528,000	61,921,030
U.S. Treasury Notes, 2.75%, 2019	6,001,500	6,524,759
U.S. Treasury Notes, 3.125%, 2019	2,731,000	3,042,503
U.S. Treasury Notes, 3.5%, 2020	10,012,000	11,466,043

		$319,339,237

Utilities - Electric Power - 0.9%
Bruce Mansfield Unit, 6.85%, 2034	$4,837,832	$5,176,480
EDP Finance B.V., 6%, 2018 (n)	2,259,000	1,790,239
Enel Finance International S.A., 6.25%, 2017 (n)	2,306,000	2,328,866
MidAmerican Funding LLC, 6.927%, 2029	387,000	489,729
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,984,642
PSEG Power LLC, 6.95%, 2012	3,745,000	3,886,273
PSEG Power LLC, 5.32%, 2016	1,603,000	1,772,839
System Energy Resources, Inc., 5.129%, 2014 (z)	423,882	434,530
Waterford 3 Funding Corp., 8.09%, 2017	142,690	142,795

		$20,006,393

Total Bonds		$963,409,138

CONVERTIBLE PREFERRED STOCKS - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%	86,200	$3,023,896

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	25,670	$1,422,118

Total Convertible Preferred Stocks		$4,446,014

MONEY MARKET FUNDS (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	25,983,798	$25,983,798

Total Investments		$2,356,690,906

OTHER ASSETS, LESS LIABILITIES - 0.1%		2,274,876

NET ASSETS - 100.0%		$2,358,965,782

6

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Total Return Series

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $73,701,663, representing 3.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040	3/01/06	$2,130,828	$1,206,537
Nordea Bank AB, 4.875%, 2021	1/11/11	1,871,540	1,950,477
Russian Federation, 3.625%, 2015	4/22/10	4,980,738	4,912,500
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,874,254	1,737,539
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 11/22/04	424,298	434,530

Total Restricted Securities			$10,241,583
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Total Return Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third- party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

8

MFS Total Return Series

Supplemental Information (Unaudited) 9/30/11 - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$1,279,291,192	$—	$—	$1,279,291,192
United Kingdom	—	41,054,224	—	41,054,224
Switzerland	—	25,133,138	—	25,133,138
France	—	5,543,818	—	5,543,818
Netherlands	4,905,751	—	—	4,905,751
Israel	4,619,666	—	—	4,619,666
Canada	3,878,951	—	—	3,878,951
Germany	—	2,871,230	—	2,871,230
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	341,637,123	—	341,637,123
Non-U.S. Sovereign Debt	—	32,221,074	—	32,221,074
Corporate Bonds	—	151,425,637	—	151,425,637
Residential Mortgage-Backed Securities	—	321,534,166	—	321,534,166
Commercial Mortgage-Backed Securities	—	36,838,575	—	36,838,575
Asset-Backed Securities (including CDOs)	—	6,117,006	—	6,117,006
Foreign Bonds	—	73,635,557	—	73,635,557
Mutual Funds	25,983,798	—	—	25,983,798

Total Investments	$1,318,679,358	$1,038,011,548	$—	$2,356,690,906

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,444,596,856

Gross unrealized appreciation	$112,807,523
Gross unrealized depreciation	(200,713,473)

Net unrealized appreciation (depreciation)	$(87,905,950)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,354,810	370,872,537	(386,243,549)	25,983,798

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,881	$25,983,798

9

MFS® Utilities Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Utilities Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 93.7%
Airlines - 0.4%
Hutchison Port Holdings Trust, IEU	9,912,000	$6,557,659

Broadcasting - 0.4%
Viacom, Inc., “B”	179,720	$6,962,353

Cable TV - 9.9%
Charter Communications, Inc., “A” (a)	38,720	$1,813,645
Comcast Corp., “Special A”	2,847,300	58,910,637
DIRECTV, “A” (a)	169,070	7,143,208
Liberty Global, Inc., “A” (a)	148,780	5,382,860
Telenet Group Holding N.V.	602,419	22,071,158
Time Warner Cable, Inc.	407,360	25,529,251
Virgin Media, Inc.	2,367,100	57,638,885

		$178,489,644

Energy - Independent - 2.3%
Arch Coal, Inc.	444,970	$6,487,663
Energen Corp.	109,970	4,496,673
EOG Resources, Inc.	82,200	5,837,022
Noble Energy, Inc.	50,000	3,540,000
Occidental Petroleum Corp.	122,350	8,748,025
Ultra Petroleum Corp. (a)	186,290	5,163,959
Williams Partners LP	139,400	7,561,056

		$41,834,398

Energy - Integrated - 3.8%
EQT Corp.	615,860	$32,862,290
QEP Resources, Inc.	1,325,090	35,870,186

		$68,732,476

Natural Gas - Distribution - 4.7%
AGL Resources, Inc.	310,410	$12,646,103
GDF SUEZ	191,599	5,723,698
National Fuel Gas Co.	15,870	772,552
ONEOK, Inc.	69,710	4,603,648
Sempra Energy	541,460	27,885,190
Spectra Energy Corp.	1,021,920	25,067,698
UGI Corp.	328,800	8,637,576

		$85,336,465

Natural Gas - Pipeline - 8.8%
El Paso Corp.	3,319,087	$58,017,641
Enagas S.A.	1,302,891	23,993,516
Kinder Morgan, Inc.	1,082,940	28,037,317
Williams Cos., Inc.	2,023,355	49,248,461

		$159,296,935

Telecommunications - Wireless - 7.5%
Cellcom Israel Ltd.	1,179,510	$24,639,964
Millicom International Cellular S.A.	38,730	3,878,732
Mobile TeleSystems OJSC, ADR	1,054,950	12,975,885
MTN Group Ltd.	571,364	9,348,019
NII Holdings, Inc. (a)	935,760	25,218,732
SBA Communications Corp. (a)	365,580	12,605,198
Tim Participacoes S.A., ADR	1,070,703	25,225,763
Vodafone Group PLC	8,552,470	22,085,434

		$135,977,727

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - 10.0%
American Tower Corp., “A” (a)	436,430	$23,479,934
Bezeq - The Israel Telecommunication Corp. Ltd.	6,308,190	11,826,185
CenturyLink, Inc.	546,561	18,102,100
Crown Castle International Corp. (a)	348,130	14,158,447
Deutsche Telekom AG	749,240	8,813,500
Frontier Communications Corp.	715,570	4,372,133
Kabel Deutschland Holding AG (a)	394,952	21,366,547
Portugal Telecom, SGPS, S.A.	1,088,183	7,934,787
PT XL Axiata Tbk	19,179,500	10,731,791
TDC A.S.	1,156,181	9,433,230
Telecom Italia S.p.A.	12,374,676	12,022,389
Telecomunicacoes de Sao Paulo S.A., ADR	1,427,148	37,748,065

		$179,989,108

Utilities - Electric Power - 45.9%
AES Corp. (a)	4,164,360	$40,644,154
AES Tiete S.A., IPS	661,359	8,265,888
Aguas Andinas S.A.	29,187,146	15,445,906
American Electric Power Co., Inc.	1,008,590	38,346,592
Calpine Corp. (a)	2,278,790	32,085,363
CenterPoint Energy, Inc.	1,333,810	26,169,352
CEZ AS	1,029,528	39,673,095
China Hydroelectric Corp., ADR (a)	482,890	1,004,411
CMS Energy Corp.	2,772,700	54,871,733
Companhia de Saneamento de Minas Gerais - Copasa MG	863,800	13,667,358
Companhia Paranaense de Energia, ADR	373,510	6,801,617
Companhia Paranaense de Energia, IPS	331,200	5,971,376
Constellation Energy Group, Inc.	669,090	25,465,565
E-CL S.A.	3,098,610	7,364,155
E.ON AG	192,980	4,208,687
Edison International	1,128,300	43,157,475
EDP Renovaveis S.A. (a)	2,822,482	15,403,338
Eletropaulo Metropolitana S.A., IPS	698,200	10,568,154
ENEL OGK-5 OAO (a)	27,274,913	1,500,120
Energias de Portugal S.A.	10,704,029	32,875,745
Energias do Brasil S.A.	612,800	12,384,736
Enersis S.A., ADR	672,610	11,373,835
Exelon Corp.	107,180	4,566,940
FirstEnergy Corp.	276,320	12,409,531
Fortum Corp.	1,193,371	28,025,437
GenOn Energy, Inc. (a)	5,314,070	14,773,115
International Power PLC	5,259,066	24,913,135
Light S.A.	1,354,680	17,824,642
National Grid PLC	1,210,058	11,997,816
NextEra Energy, Inc.	558,280	30,158,286
Northeast Utilities	264,243	8,891,777
NRG Energy, Inc. (a)	1,144,474	24,274,294
NV Energy, Inc.	780,660	11,483,509
OGE Energy Corp.	514,780	24,601,336
OGK-4 OAO (a)	28,573,715	1,714,423
PG&E Corp.	731,820	30,963,304
PPL Corp.	728,830	20,800,808
Public Service Enterprise Group, Inc.	1,500,500	50,071,685
Red Electrica de Espana	538,462	24,572,381
SSE PLC	724,624	14,491,669

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Utilities Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
TGK International GmbH	6,417,626,537	$1,925,288
Tractebel Energia S.A.	1,606,100	22,294,487

		$828,002,518

Total Common Stocks		$1,691,179,283

BONDS - 0.5%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 4.375%, 2023 (i)(z)	$154,581	$8,888

Utilities - Electric Power - 0.5%
GenOn Energy, Inc., 9.875%, 2020	$8,997,000	$8,412,195

Total Bonds		$8,421,083

CONVERTIBLE PREFERRED STOCKS - 2.7%
Utilities - Electric Power - 2.7%
Great Plains Energy, Inc., 12%	188,500	$11,310,000
NextEra Energy, Inc., 7%	222,640	11,109,736

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - continued
Utilities - Electric Power - continued
PPL Corp., 9.5%	268,310	$14,864,374
PPL Corp., 8.75%	218,850	11,903,252

Total Convertible Preferred Stocks		$49,187,362

CONVERTIBLE BONDS - 1.2%
Cable TV - 0.8%
Virgin Media, Inc., 6.5%, 2016	$9,554,000	$14,331,000

Telecommunications - Wireless - 0.4%
SBA Communications Corp., 4%, 2014	$5,878,000	$7,604,663

Total Convertible Bonds		$21,935,663

MONEY MARKET FUNDS (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	13,867,797	$13,867,797

Total Investments		$1,784,591,188

OTHER ASSETS, LESS LIABILITIES - 1.1%		20,627,374

NET ASSETS - 100.0%		$1,805,218,562

(a)	Non-income producing security.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 4.375%, 2023	1/18/02	$7,138	$8,888
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

3

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/11 - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,129,722,624	$—	$—	$1,129,722,624
Brazil	160,752,086	—	—	160,752,086
United Kingdom	—	73,488,054	—	73,488,054
Portugal	—	56,213,870	—	56,213,870
Spain	—	48,565,897	—	48,565,897
Czech Republic	39,673,095	—	—	39,673,095
Israel	24,639,964	11,826,185	—	36,466,149
Germany	21,366,547	13,022,187	—	34,388,734
Chile	34,183,896	—	—	34,183,896
Other Countries	19,120,127	107,792,113	—	126,912,240
Corporate Bonds	—	30,347,858	—	30,347,858
Commercial Mortgage-Backed Securities	—	8,888	—	8,888
Mutual Funds	13,867,797	—	—	13,867,797

Total Investments	$1,443,326,136	$341,265,052	$—	$1,784,591,188

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$21,628,511	$—	$21,628,511

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $267,234,360 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,890,813,031

Gross unrealized appreciation	$103,698,356
Gross unrealized depreciation	(209,920,199)

Net unrealized appreciation (depreciation)	$(106,221,843)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Derivative Contracts at 9/30/11

Forward Foreign Currency Exchange Contracts at 9/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Barclays Bank PLC	31,681,763	10/04/11 - 11/03/11	$19,689,331	$16,791,510	$2,897,821
SELL	BRL	Credit Suisse Group	10,790,000	11/04/11	6,664,608	5,694,382	970,226
SELL	BRL	Deutsche Bank AG	25,320,284	10/04/11 - 11/04/11	15,662,355	13,409,144	2,253,211
SELL	BRL	HSBC Bank	13,859,288	11/07/11	8,371,663	7,310,192	1,061,471
SELL	BRL	JPMorgan Chase Bank N.A.	141,308,433	10/04/11 - 11/04/11	85,644,421	74,932,975	10,711,446
SELL	EUR	Barclays Bank PLC	516,257	10/12/11	719,842	691,614	28,228
SELL	EUR	Citibank N.A.	4,253,072	10/12/11	6,016,466	5,697,713	318,753
SELL	EUR	Credit Suisse Group	3,362,104	10/12/11	4,726,121	4,504,109	222,012
SELL	EUR	Deutsche Bank AG	13,788,630	10/12/11	19,729,434	18,472,211	1,257,223
SELL	EUR	Goldman Sachs International	441,127	10/12/11	626,699	590,965	35,734
SELL	EUR	HSBC Bank	1,091,849	10/12/11 - 1/12/12	1,509,956	1,462,490	47,466
SELL	EUR	JPMorgan Chase Bank N.A.	3,350,987	10/12/11	4,627,055	4,489,216	137,839
SELL	EUR	Merrill Lynch International Bank	2,737,322	10/12/11	3,907,166	3,667,107	240,059
SELL	EUR	Royal Bank of Scotland Group PLC	455,804	10/12/11	652,338	610,627	41,711
SELL	EUR	UBS AG	96,008,289	10/12/11 - 12/15/11	131,058,942	128,585,840	2,473,102
BUY	GBP	Barclays Bank PLC	3,928,601	10/12/11	6,093,367	6,125,777	32,410
SELL	GBP	Barclays Bank PLC	32,701,789	10/12/11	52,258,798	50,991,141	1,267,657
SELL	GBP	Citibank N.A.	23,880	10/12/11	39,017	37,236	1,781
SELL	GBP	Credit Suisse Group	115,802	10/12/11	187,174	180,567	6,607
SELL	GBP	Deutsche Bank AG	30,632,020	10/12/11	48,880,738	47,763,797	1,116,941
SELL	GBP	Goldman Sachs International	78,572	10/12/11	126,452	122,515	3,937

							$25,125,635

Liability Derivatives
BUY	BRL	Barclays Bank PLC	16,996,763	10/04/11	$9,165,640	$9,039,629	$(126,011)
BUY	BRL	Deutsche Bank AG	11,337,284	10/04/11	6,113,721	6,029,668	(84,053)
BUY	BRL	JPMorgan Chase Bank N.A.	85,862,750	10/04/11	46,383,149	45,665,603	(717,546)
BUY	EUR	Barclays Bank PLC	4,118,910	10/12/11	5,799,057	5,517,980	(281,077)
BUY	EUR	Citibank N.A.	3,266,911	10/12/11	4,682,098	4,376,583	(305,515)
BUY	EUR	Credit Suisse Group	3,581,506	10/12/11	5,091,700	4,798,035	(293,665)
BUY	EUR	Deutsche Bank AG	483,253	10/12/11	692,995	647,400	(45,595)
BUY	EUR	Goldman Sachs International	7,128,000	10/12/11	10,277,314	9,549,167	(728,147)
BUY	EUR	JPMorgan Chase Bank N.A.	4,134,224	10/12/11	5,959,430	5,538,496	(420,934)
BUY	EUR	Merrill Lynch International Bank	2,067,856	10/12/11	2,962,026	2,770,245	(191,781)
BUY	EUR	UBS AG	1,003,626	10/12/11	1,436,828	1,344,528	(92,300)
BUY	GBP	Barclays Bank PLC	269,972	10/12/11	441,134	420,961	(20,173)
BUY	GBP	Citibank N.A.	55,041	10/12/11	90,285	85,824	(4,461)
BUY	GBP	Credit Suisse Group	1,207,776	10/12/11	1,922,859	1,883,257	(39,602)
BUY	GBP	Deutsche Bank AG	1,527,372	10/12/11 - 1/12/12	2,467,108	2,381,156	(85,952)
BUY	GBP	Goldman Sachs International	621,542	10/12/11	981,265	969,156	(12,109)
BUY	GBP	JPMorgan Chase Bank N.A.	1,717,772	10/12/11	2,726,686	2,678,483	(48,203)

							$(3,497,124)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,020,520	346,763,456	(360,916,179)	13,867,797

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,804	$13,867,797

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

United States	66.2%
Brazil	8.9%
United Kingdom	4.1%
Portugal	3.1%
Spain	2.7%
Czech Republic	2.2%
Israel	2.0%
Germany	1.9%
Chile	1.9%
Other Countries	7.0%

6

MFS® Value Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Value Series

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.9%
Aerospace - 8.7%
Honeywell International, Inc.	342,870	$15,055,418
Huntington Ingalls Industries, Inc. (a)	37,473	911,718
Lockheed Martin Corp.	518,550	37,667,472
Northrop Grumman Corp.	223,190	11,641,590
United Technologies Corp.	335,390	23,598,040

		$88,874,238

Alcoholic Beverages - 1.7%
Diageo PLC	891,078	$16,953,444

Automotive - 1.0%
General Motors Co. (a)	101,320	$2,044,638
Johnson Controls, Inc.	316,330	8,341,622

		$10,386,260

Broadcasting - 3.4%
Omnicom Group, Inc.	297,270	$10,951,427
Viacom, Inc., “B”	254,770	9,869,790
Walt Disney Co.	462,020	13,934,523

		$34,755,740

Brokerage & Asset Managers - 1.2%
Blackrock, Inc.	69,023	$10,216,094
Franklin Resources, Inc.	26,160	2,501,942

		$12,718,036

Business Services - 3.1%
Accenture PLC, “A”	384,060	$20,232,281
Dun & Bradstreet Corp.	84,090	5,151,353
Fiserv, Inc. (a)	10,750	545,778
Western Union Co.	362,600	5,544,154

		$31,473,566

Cable TV - 0.7%
Comcast Corp., “Special A”	325,410	$6,732,733

Chemicals - 2.5%
3M Co.	202,990	$14,572,652
PPG Industries, Inc.	163,776	11,572,412

		$26,145,064

Computer Software - 2.2%
Oracle Corp.	778,780	$22,382,137

Computer Software - Systems - 2.8%
Hewlett-Packard Co.	177,670	$3,988,692
International Business Machines Corp.	139,870	24,481,446

		$28,470,138

Construction - 2.0%
Pulte Homes, Inc. (a)	305,130	$1,205,264
Sherwin-Williams Co.	125,470	9,324,930
Stanley Black & Decker, Inc.	212,313	10,424,568

		$20,954,762

Consumer Products - 0.5%
Procter & Gamble Co.	88,644	$5,600,528

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 2.0%
Danaher Corp.	273,930	$11,488,624
Tyco International Ltd.	225,450	9,187,088

		$20,675,712

Electronics - 1.4%
ASML Holding N.V.	114,900	$3,968,646
Intel Corp.	478,420	10,204,699

		$14,173,345

Energy - Independent - 3.1%
Apache Corp.	146,310	$11,739,914
EOG Resources, Inc.	62,930	4,468,659
Occidental Petroleum Corp.	218,030	15,589,145

		$31,797,718

Energy - Integrated - 4.4%
Chevron Corp.	253,930	$23,493,604
Exxon Mobil Corp.	243,368	17,675,818
Hess Corp.	78,140	4,099,224

		$45,268,646

Engineering - Construction - 0.2%
Fluor Corp.	35,000	$1,629,250

Food & Beverages - 5.2%
General Mills, Inc.	467,980	$18,003,191
J.M. Smucker Co.	40,159	2,927,190
Kellogg Co.	136,310	7,250,329
Nestle S.A.	245,068	13,471,467
PepsiCo, Inc.	187,138	11,583,842

		$53,236,019

Food & Drug Stores - 0.7%
CVS Caremark Corp.	204,441	$6,865,129

General Merchandise - 1.9%
Kohl’s Corp.	81,240	$3,988,884
Target Corp.	320,890	15,736,446

		$19,725,330

Insurance - 7.0%
ACE Ltd.	148,280	$8,985,768
Aon Corp.	250,030	10,496,259
Chubb Corp.	133,610	8,015,264
MetLife, Inc.	660,263	18,493,967
Prudential Financial, Inc.	290,595	13,617,282
Travelers Cos., Inc.	247,490	12,060,188

		$71,668,728

Leisure & Toys - 0.9%
Hasbro, Inc.	300,000	$9,783,000

Machinery & Tools - 0.5%
Eaton Corp.	139,680	$4,958,640

Major Banks - 10.9%
Bank of America Corp.	1,456,630	$8,914,576
Bank of New York Mellon Corp.	908,130	16,882,137
Goldman Sachs Group, Inc.	262,392	24,809,164

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
JPMorgan Chase & Co.	843,250	$25,398,690
PNC Financial Services Group, Inc.	156,200	7,527,278
State Street Corp.	250,840	8,067,014
SunTrust Banks, Inc.	79,220	1,421,999
Wells Fargo & Co.	790,280	19,061,554

		$112,082,412

Medical & Health Technology & Services - 0.6%
Quest Diagnostics, Inc.	115,760	$5,713,914

Medical Equipment - 3.6%
Becton, Dickinson & Co.	140,620	$10,310,258
Medtronic, Inc.	417,690	13,884,016
St. Jude Medical, Inc.	186,020	6,732,064
Thermo Fisher Scientific, Inc. (a)	121,470	6,151,241

		$37,077,579

Network & Telecom - 0.7%
Cisco Systems, Inc.	490,750	$7,601,718

Oil Services - 0.5%
Transocean, Inc.	116,330	$5,553,594

Other Banks & Diversified Financials - 0.8%
MasterCard, Inc., “A”	24,384	$7,733,629

Pharmaceuticals - 8.8%
Abbott Laboratories	455,300	$23,284,042
Johnson & Johnson	495,210	31,549,829
Merck & Co., Inc.	129,950	4,250,665
Pfizer, Inc.	1,458,216	25,781,259
Roche Holding AG	37,013	5,954,714

		$90,820,509

Printing & Publishing - 0.3%
Moody’s Corp.	100,660	$3,065,097

Railroad & Shipping - 0.5%
Canadian National Railway Co.	84,580	$5,631,336

Restaurants - 0.5%
McDonald’s Corp.	56,860	$4,993,445

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	138,006	$10,539,518

Specialty Stores - 0.9%
Advance Auto Parts, Inc.	109,660	$6,371,246
Staples, Inc.	228,340	3,036,922

		$9,408,168

Telecommunications - Wireless - 1.5%
Vodafone Group PLC	5,929,366	$15,311,673

Telephone Services - 3.0%
AT&T, Inc.	1,073,280	$30,609,946

Tobacco - 5.2%
Altria Group, Inc.	295,841	$7,931,497
Philip Morris International, Inc.	612,061	38,180,365

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Tobacco - continued
Reynolds American, Inc.	184,170	$6,902,692

		$53,014,554

Utilities - Electric Power - 2.0%
PG&E Corp.	278,190	$11,770,219
PPL Corp.	141,750	4,045,545
Public Service Enterprise Group, Inc.	141,050	4,706,839

		$20,522,603

Total Common Stocks		$1,004,907,858

CONVERTIBLE PREFERRED STOCKS - 0.2%
Utilities - Electric Power - 0.2%
PPL Corp., 9.5%	33,770	$1,870,858

MONEY MARKET FUNDS (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	22,688,774	$22,688,774

Total Investments		$1,029,467,490

OTHER ASSETS, LESS LIABILITIES - (0.3)%		(3,057,531)

NET ASSETS - 100.0%		$1,026,409,959

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Series

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$945,487,436	$—	$—	$945,487,436
United Kingdom	—	32,265,117	—	32,265,117
Switzerland	—	19,426,181	—	19,426,181
Canada	5,631,336	—	—	5,631,336
Netherlands	3,968,646	—	—	3,968,646
Mutual Funds	22,688,774	—	—	22,688,774

Total Investments	$977,776,192	$51,691,298	$—	$1,029,467,490

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Value Series

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,071,144,459

Gross unrealized appreciation	$69,257,309
Gross unrealized depreciation	(110,934,278)

Net unrealized appreciation (depreciation)	$(41,676,969)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,364,410	113,804,846	(102,480,482)	22,688,774

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,899	$22,688,774

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2011

*	Print name and title of each signing officer under his or her signature.